UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31,

Date of reporting period: February 28, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Consulting Group

Capital Markets Funds

Large Capitalization Value Equity Investments

Large Capitalization Growth Investments

Small Capitalization Value Equity Investments

Small Capitalization Growth Investments

International Equity Investments

Emerging Markets Equity Investments

Government Money Investments

Core Fixed Income Investments

High Yield Investments

Municipal Bond Investments

International Fixed Income Investments

Semi-Annual Report

February 28, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER,

The first six months of the fiscal year ending February 28, 2005 produced positive returns in each of the funds in the Consulting Group Capital Market Funds (“CGCM” or collectively the “Funds”). The fundamental environment remained positive despite the global economy and financial market adapting to continued higher energy prices. Global economic growth remained strongest in the U.S. and Asia. Corporate profit and cash generation continued very strong, leading to further dividend increases for shareholders. The hurdles and threats to investment returns were higher oil prices, the weaker U.S. currency, and the effects of the change in policy at the Federal Reserve Board (“Fed”)i. The Fed continued to regularly increase short-term interest rates to achieve a more normal level of rates, and to fight the potential impact of renewed inflation.

U.S. equity markets, as represented by the S&P 500 Indexii, rose 9.99% during the six-month period. Small-cap stocks (the Russell 2000 Index)iii in the U.S. increased 16.40%. Developed country international equities increased 21.18% as measured by the Morgan Stanley Capital International (“MSCI”) EAFE Indexiv. The emerging market equity markets provided the highest equity return with a gain of 35.17%, according to the MSCI Emerging Markets Indexv. Bond market returns also were positive for the period as longer-term interest rates stayed stable, but short-term rates rose. The Lehman Brothers Aggregate Bond Indexvi rose 1.26% for the period.

The rising price of a barrel of oil and the falling dollar in relation to other currencies occupied much of investors’ attention during the period. The impact of these two factors was very large. The energy sector was by a significant margin the highest performing economic sector in the market. For example, in the S&P 500 Index, the energy sector rose 38.5% compared to the total index gain of 9.99%. Small-cap energy stocks had an even greater gain than large-cap energy stocks. With such a dominance of energy and commodity-related companies in the market performance, the amount that any particular portfolio held in these kinds of companies over this period had a major effect in determining under or over performance against the relevant benchmark. The long dis-inflationary period of the 1980s into the early part of this decade has resulted in these companies having a greater impact on value, rather than growth indices and portfolios. Many investors, analysts, and portfolio managers held the belief that the price of energy would fall throughout 2004, and underweighted their portfolios of energy and commodity-related companies. It was a major cause of underperformance for many funds and portfolios in 2004 and over this period.

The dollar has declined against major currencies since early in 2002. This three-year decline drew heightened attention in the fall of 2004 as the trade and budget deficits widened. The falling dollar is a major reason the international financial asset returns are greater than returns in the domestic U.S. market. As the local returns were translated back into U.S. dollars, the impact of a falling dollar was to increase the rate of return. In much of the 1990s, the opposite happened and the strengthening U.S currency detracted from the return and led many investors to avoid international markets. The falling dollar renewed interest in the benefits of a globally diversified portfolio.

Interest rates at many maturities rose during the period as widely anticipated. However, rates moved up significantly only at the shorter-maturity portions of the market. The Fed’s interest rate increases directly impacted the short- term maturity market. Long-term interest rates did not move up as anticipated. During this six-month period, the 3-month U.S. Treasury Bill rose from 1.60% yield to 2.75% yield. The 10-year U.S. Treasury Note fell from 4.13% to 4.07% yield. The stability in the longer-term market was the result of continued foreign demand for U.S. securities. In this very low absolute interest rate environment, many investors purchased high-yield securities to increase portfolio returns. The Lehman Brothers High Yield Indexvii rose 7.51% during the period. The falling dollar aided holders of international fixed income securities.

A review of the fund performance and changes to the management structure follow. All performance is for the semi-annual fiscal period of the Funds, the six-month period ending February 28, 2005.

The CGCM Large Capitalization Value Equity Investments returned 12.37% compared to the benchmark Russell 1000 Value Indexviii return of 13.75%. Alliance Capital Management L.P., Chartwell Investment Partners, and Cambiar Investors managed the Fund during this period. In March 2005, the Board of Trustees approved Consulting Group’s recommendation to retain NFJ Investment Group as an additional sub-adviser for the Fund. The firm uses a low P/E and high dividend yield focused approach to manage portfolios. The Fund’s underperformance gap relative to the index narrowed compared to the earlier fiscal year period. The primary reasons for the Fund’s underperformance remain the same. The Fund was underweight the index in Energy sector holdings, and the sub-advisers committed assets to the Healthcare and Technology sectors as prices fell and many companies fell into the value classification.

The CGCM Large Capitalization Growth Investments returned 7.96% versus 7.67% return for the Russell 1000 Growth Indexix. Sands Capital Management, Westfield Capital Management, TCW Investment Management Company, and Turner Investment Partners managed the Fund. In March 2005, the Board of Trustees approved Consulting Group’s recommendation to terminate Turner Investment Partners from the Fund. The assets shifted to the remaining sub-advisers. The Fund’s outperformance was the result of large positions in the more aggressive, newer growth leadership companies. Many of the large technology and health care growth stocks that led the market in the bull phase continue to lag this cycle and led to the large growth style lagging the market during the recovery phase.

The CGCM Small Capitalization Value Equity Investments generated a higher return compared to the relevant benchmark. The Fund returned 18.11% versus the Russell 2000 Value Indexx return of 15.38%. The Fund was sub-advised by NFJ Investment Group, ING (formerly known as Furman Selz Management), and Rutabaga Capital Management until February 2005. The Board of Trustees approved Consulting Group’s recommendation to terminate ING and replace that with Delaware Management Business Trust. The reasons for the Fund’s excess return have been in place for much of this cycle. The Fund has been positioned for continued economic growth. The Fund also benefited from taking a greater than index position in energy stocks. Both the performance of this sector and these stocks contributed significantly to the outperformance.

The CGCM Small Capitalization Growth Investments posted a return of 14.62%, which was below the index return of 17.56% for the Russell 2000 Growth Indexxi. Two sub-advisers, Wall Street Advisors and Westfield Capital Management are the two sub-advisers for the Fund. The Fund was aided by a significant exposure to energy stocks. However, a wide disparity in returns in the Healthcare and Technology sectors impacted the portfolio. The Fund’s holdings in technology did not gain as much as the index’s technology sector holdings causing the underperformance.

The CGCM International Equity Investments returned 20.73%, compared to the 21.18% MSCI EAFE Index return. The three existing sub-advisers managed the fund throughout the period, William Blair & Co., Brandywine Asset Management and Philadelphia Investment Advisors. There were no major portfolio issues or portfolio positionings that impacted relative returns against the index.

The CGCM Emerging Markets Equity Investments returned 35.92% versus the 35.17% return for the MSCI Emerging Markets Index. The emerging markets returns generated a large performance advantage against both the U.S. large-cap and developed international equity returns. However, the emerging markets are very sensitive to economic factors, country issues, and rapid movements in flows of funds. Newgate LLP and SSgA Funds Management advise the Fund.

The CGCM Core Fixed Income Investments returned 1.50% versus the Lehman Brothers Aggregate Bond Index return of 1.26% and the Lehman Brothers Intermediate Government/Credit Bond Index return of 0.25%. The Fund is sub-advised by PIMCO, Western Asset Management, and BlackRock Financial Management.

The CGCM High Yield Investments returned 6.49% versus the Lehman Brothers High Yield Index return of 7.51%. Absolute higher returns continued from the high yield market. The riskiest part (the lowest bond ratings) of the high yield market generated higher returns than the higher ranked high yield issues. This is a result of the continued positive economic conditions that lowered the risk of default of the issuers and the demand for higher coupons. The fund is sub-advised by Seix Advisors, The Fixed Income Division of Trusco Capital Management and Western Asset Management Company. Both sub-advisors, but especially Seix Advisors, tilted their portfolios to the higher quality portion of the universe.

The CGCM International Fixed Income Investments returned 10.23% versus the Citigroup Non-U.S. Government Bond Indexxii return of 10.80%. In October 2004, the Board of Trustees approved the recommendation to terminate Julius Baer Investment Management Inc. and replace them with PIMCO. The Fund does not hedge the currency exposure and is one of the reasons for the significantly higher return compared to the U.S. bond market returns.

The CGCM Municipal Bond Investments returned 1.67%, underperforming the Lehman Brothers Municipal Bond Indexxiii return of 2.40%. The Fund is sub-advised by Smith Affiliated Capital. The CGCM Government Money Investments returned 0.94%. The Fund is managed by Standish Mellon Asset Management. For comparison, the 90-day Treasury-Bill produced a return of 1.01% for the period.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

April 19, 2005

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

The Funds are only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain of the Funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
iii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
iv	The MSCI EAFE Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization.
[v]	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
vi	The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
vii	The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
viii	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.
ix	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[x]	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
xi	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
xii	The Citigroup Non-U.S. Government Bond Index is an index subset of the Citigroup World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies.
xiii	The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.

Performance of the Consulting Group Capital Markets Funds (unaudited) For the Six Months Ended February 28, 2005†*

Large Capitalization Value Equity Investments	12.37%
Russell 1000 Value Index (1)	13.75

Large Capitalization Growth Investments	7.96
Russell 1000 Growth Index (2)	7.67

Small Capitalization Value Equity Investments	18.11
Russell 2000 Value Index (3)	15.38

Small Capitalization Growth Investments	14.62
Russell 2000 Growth Index (4)	17.56

International Equity Investments	20.73
Morgan Stanley Capital International EAFE Index (5)	21.18

Emerging Markets Equity Investments	35.92
Morgan Stanley Capital International Emerging Markets Index (6)	35.17

Government Money Investments	0.94
90-day Treasury Bill Index	1.01

Core Fixed Income Investments	1.50
Lehman Brothers Aggregate Bond Index (7)	1.26
Lehman Brothers Intermediate Government/Credit Bond Index (8)	0.25

High Yield Investments	6.49
Lehman Brothers High Yield Index (9)	7.51

Municipal Bond Investments	1.67
Lehman Brothers Municipal Bond Index (10)	2.40

International Fixed Income Investments	10.23
Citigroup Non-U.S. Government Bond Index (11)	10.80

See pages 6 and 7 for all footnotes.

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, where redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

*	The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

1	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3	The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5	The Morgan Stanley Capital International EAFE Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6	The Morgan Stanley Capital International Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7	The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8	The Lehman Brothers Intermediate Government/Credit Bond Index is a weighted composite of: (i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years; and (ii) Lehman Brothers Credit Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9	The Lehman Brothers High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10	The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

11	The Citigroup Non-U.S. Government Bond Index is an index subset of the Citigroup World Bond Index that excludes corporate bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

Fund Expenses

(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 1.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2004 and held for the six months ended February 28, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without TRAK® Fee(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Large Capitalization Value Equity Investments	12.37%	$1,000.00	$1,123.70	0.84%	$4.42
Large Capitalization Growth Investments	7.96	1,000.00	1,079.60	0.85	4.38
Small Capitalization Value Equity Investments	18.11	1,000.00	1,181.10	1.06	5.73
Small Capitalization Growth Investments	14.62	1,000.00	1,146.20	1.13	6.01
International Equity Investments	20.73	1,000.00	1,207.30	0.95	5.20
Emerging Markets Equity Investments	35.92	1,000.00	1,359.20	1.31	7.66
Government Money Investments	0.94	1,000.00	1,009.40	0.05	0.25
Core Fixed Income Investments	1.50	1,000.00	1,015.00	0.67	3.35
High Yield Investments	6.49	1,000.00	1,064.90	0.90	4.61
Municipal Bond Investments	1.67	1,000.00	1,016.70	0.81	4.05
International Fixed Income Investments	10.23	1,000.00	1,102.30	0.85	4.43

(1)	For the six months ended February 28, 2005.
(2)	Assumes reinvestment of dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 1.50%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total would have been lower.
(3)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, then divided by 365.

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Large Capitalization Value Equity Investments	5.00%	$1,000.00	$1,020.63	0.84%	$4.21
Large Capitalization Growth Investments	5.00	1,000.00	1,020.58	0.85	4.26
Small Capitalization Value Equity Investments	5.00	1,000.00	1,019.54	1.06	5.31
Small Capitalization Growth Investments	5.00	1,000.00	1,019.19	1.13	5.66
International Equity Investments	5.00	1,000.00	1,020.08	0.95	4.76
Emerging Markets Equity Investments	5.00	1,000.00	1,018.30	1.31	6.56
Government Money Investments	5.00	1,000.00	1,024.55	0.05	0.25
Core Fixed Income Investments	5.00	1,000.00	1,021.47	0.67	3.36
High Yield Investments	5.00	1,000.00	1,020.33	0.90	4.51
Municipal Bond Investments	5.00	1,000.00	1,020.78	0.81	4.06
International Fixed Income Investments	5.00	1,000.00	1,020.58	0.85	4.26

(1)	For the six months ended February 28, 2005.
(2)	Expenses (net of voluntary fee waiver and/or expense reimbursement) are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year, then divided by 365.

Schedules of Investments

February 28, 2005 (unaudited)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCK — 97.2%
CONSUMER DISCRETIONARY — 13.2%

Auto Components — 1.2%
48,800	BorgWarner, Inc.	$2,574,200
135,615	Lear Corp.	7,072,322
94,000	Magna International Inc., Class A Shares	6,951,300

		16,597,822

Automobiles — 0.5%
118,000	Harley-Davidson, Inc.	7,301,840

Hotels, Restaurants & Leisure — 1.8%
150,000	Brinker International, Inc.*	5,679,000
100,000	Carnival Corp.	5,438,000
53,210	Harrah's Entertainment, Inc.	3,490,044
112,560	International Game Technology	3,428,578
207,400	McDonald’s Corp.	6,860,792

		24,896,414

Leisure Equipment & Products — 1.2%
88,980	Eastman Kodak Co.	3,024,430
642,895	Mattel, Inc.	13,449,363

		16,473,793

Media — 4.5%
300,100	Comcast Corp., Special Class A Shares*	9,561,186
420,000	The DIRECTV Group, Inc.*	6,304,200
375,000	Fox Entertainment Group Inc., Class A Shares*	12,487,500
270,800	The Interpublic Group of Cos., Inc.*	3,558,312
709,400	Time Warner Inc.*	12,222,962
463,230	Viacom Inc., Class B Shares	16,166,727

		60,300,887

Multiline Retail — 2.1%
70,119	Federated Department Stores, Inc.	3,958,218
191,515	The May Department Stores Co.	6,609,183
354,900	Target Corp.	18,036,018

		28,603,419

Specialty Retail — 1.5%
190,000	The Home Depot, Inc.	7,603,800
302,000	Limited Brands, Inc.	7,181,560
272,200	Office Depot, Inc.*	5,239,850

		20,025,210

Textiles & Apparel — 0.4%
148,600	Jones Apparel Group, Inc.	4,721,022

	TOTAL CONSUMER DISCRETIONARY	178,920,407

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
CONSUMER STAPLES — 7.0%

Beverages — 1.0%
73,650	Anheuser-Busch Cos., Inc.	$3,494,692
53,210	The Coca-Cola Co.	2,277,388
140,600	PepsiCo, Inc.	7,572,716

		13,344,796

Food & Drug Retailing — 1.5%
147,000	CVS Corp.	7,325,010
409,400	The Kroger Co.*	7,365,106
303,700	Safeway Inc.*	5,588,080

		20,278,196

Food Products — 1.0%
71,495	General Mills, Inc.	3,744,193
117,000	Smithfield Foods, Inc.*	3,983,850
86,000	Unilever NV, NY Shares	5,752,540

		13,480,583

Household Products — 0.9%
88,430	Colgate-Palmolive Co.	4,679,716
133,655	The Procter & Gamble Co.	7,095,744

		11,775,460

Tobacco — 2.6%
532,910	Altria Group, Inc.	34,985,542

	TOTAL CONSUMER STAPLES	93,864,577

ENERGY — 10.4%

Energy Equipment & Services — 3.6%
76,325	Baker Hughes Inc.	3,608,646
189,000	BJ Services Co.	9,442,440
521,530	Halliburton Co.	22,931,674
91,920	Schlumberger Ltd.	6,935,364
142,755	Tidewater Inc.	5,891,499

		48,809,623

Oil & Gas — 6.8%
267,980	BP PLC, Sponsored ADR	17,397,262
191,500	ChevronTexaco Corp.	11,888,320
147,700	ConocoPhillips	16,378,453
340,390	Exxon Mobil Corp.	21,550,091
239,300	Occidental Petroleum Corp.	16,815,611
60,650	Total SA, Sponsored ADR	7,229,480

		91,259,217

	TOTAL ENERGY	140,068,840

FINANCIALS — 24.6%

Banks — 9.5%
947,547	Bank of America Corp.	44,203,068
146,185	The Bank of New York Co., Inc.	4,422,096
210,000	Fifth Third Bancorp	9,401,700

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Banks — 9.5% (continued)
255,700	National City Corp.	$9,146,389
255,305	SunTrust Banks, Inc.	18,494,294
407,460	U.S. Bancorp	12,121,935
471,905	Wachovia Corp.	25,015,684
107,894	Wells Fargo & Co.	6,406,746

		129,211,912

Diversified Financials — 8.9%
430,000	Assured Guaranty Ltd.	8,144,200
265,885	Fannie Mae	15,543,637
146,620	Freddie Mac	9,090,440
22,475	Friedman Billings Ramsey Group, Inc., Class A Shares	416,911
103,500	The Goldman Sachs Group, Inc.	11,260,800
361,373	ING Groep N.V., Sponsored ADR	11,086,924
312,230	JPMorgan Chase & Co.	11,412,006
93,550	Lehman Brothers Holdings Inc.	8,529,889
294,235	MBNA Corp.	7,464,742
185,270	Merrill Lynch & Co., Inc.	10,853,117
473,970	Morgan Stanley	26,765,086

		120,567,752

Insurance — 6.1%
220,000	ACE Ltd.	9,781,200
210,000	Allstate Corp.	11,272,800
66,600	American International Group, Inc.	4,448,880
77,600	The Chubb Corp.	6,138,936
409,900	Conseco, Inc.*	7,755,308
180,130	The Hartford Financial Services Group, Inc.	12,960,354
203,600	MetLife, Inc.	8,355,744
84,320	Old Republic International Corp.	2,022,837
48,550	Prudential Financial, Inc.	2,767,350
197,435	UnumProvident Corp.	3,340,600
178,415	XL Capital Ltd., Class A Shares	13,381,125

		82,225,134

Real Estate — 0.1%
16,675	New Century Financial Corp.	845,756

	TOTAL FINANCIALS	332,850,554

HEALTHCARE — 8.4%

Healthcare Equipment & Supplies — 1.0%
357,000	Boston Scientific Corp.*	11,659,620
26,000	Guidant Corp.	1,908,140

		13,567,760

Healthcare Providers & Services — 2.7%
110,000	CIGNA Corp.	9,988,000
431,800	HCA Inc.	20,385,278
171,000	Humana Inc.*	5,689,170

		36,062,448

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

Pharmaceuticals — 4.7%
105,925	Abbott Laboratories	$4,871,491
90,395	Bristol-Myers Squibb Co.	2,262,587
227,000	GlaxoSmithKline PLC, ADR	10,945,940
107,900	Medco Health Solutions, Inc.*	4,792,918
151,690	Merck & Co., Inc.	4,808,573
562,235	Pfizer Inc.	14,781,158
529,835	Wyeth	21,627,865

		64,090,532

	TOTAL HEALTHCARE	113,720,740

INDUSTRIALS — 13.8%

Aerospace & Defense — 0.9%
151,300	The Boeing Co.	8,316,961
76,300	Lockheed Martin Corp.	4,518,486

		12,835,447

Building Products — 0.6%
260,520	Masco Corp.	8,784,734

Commercial Services & Supplies — 1.3%
242,000	First Data Corp.	9,926,840
114,700	Pitney Bowes Inc.	5,260,142
73,115	R.R. Donnelley & Sons Co.	2,428,149

		17,615,131

Construction & Engineering — 0.5%
108,650	Jacobs Engineering Group Inc.*	6,082,227

Electrical Equipment — 1.3%
200,430	Cooper Industries, Ltd., Class A Shares	13,903,829
57,900	Hubbell Inc., Class B Shares	3,115,020

		17,018,849

Industrial Conglomerates — 5.2%
92,650	3M Co.	7,777,041
1,285,910	General Electric Co.	45,264,032
185,800	Honeywell International Inc.	7,054,826
130,100	Textron Inc.	10,063,235

		70,159,134

Machinery — 1.7%
64,685	Caterpillar Inc.	6,148,309
61,200	Eaton Corp.	4,268,700
81,000	Illinois Tool Works, Inc.	7,269,750
58,325	Ingersoll-Rand Co., Class A Shares	4,913,881

		22,600,640

Road & Rail — 2.3%
270,400	Burlington Northern Santa Fe Corp.	13,593,008
60,405	Canadian National Railway Co.	3,741,486
266,700	CSX Corp.	11,017,377
35,590	Union Pacific Corp.	2,258,186

		30,610,057

	TOTAL INDUSTRIALS	185,706,219

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
INFORMATION TECHNOLOGY — 7.5%

Communications Equipment — 0.4%
530,400	Nortel Networks Corp.*	$1,421,472
465,900	Tellabs, Inc.*	3,303,231

		4,724,703

Computers & Peripherals — 1.8%
1,185,335	Hewlett-Packard Co.	24,654,968

Electronic Equipment & Instruments — 1.6%
518,222	Flextronics International Ltd.*	6,918,264
332,375	Sanmina-SCI Corp.*	1,844,681
1,870,947	Solectron Corp.*	9,261,188
98,150	Tech Data Corp.*	4,023,168

		22,047,301

IT Consulting & Services — 0.6%
294,400	Accenture Ltd., Class A Shares*	7,521,920

Semiconductor Equipment & Products — 1.1%
725,000	Applied Materials, Inc.*	12,687,500
58,835	QLogic Corp.*	2,370,462

		15,057,962

Software — 2.0%
367,000	BMC Software, Inc.*	5,486,650
580,000	Cadence Design Systems, Inc.*	7,992,400
1,466	Computer Associates International, Inc.	39,714
537,980	Microsoft Corp.	13,546,336

		27,065,100

	TOTAL INFORMATION TECHNOLOGY	101,071,954

MATERIALS — 7.2%

Chemicals — 3.0%
273,645	Air Products & Chemicals, Inc.	17,135,650
122,755	The Dow Chemical Co.	6,769,938
205,000	E.I. du Pont de Nemours & Co.	10,926,500
95,935	Monsanto Co.	5,639,059

		40,471,147

Containers & Packaging — 0.8%
315,000	Pactiv Corp.*	7,122,150
196,800	Smurfit-Stone Container Corp.*	3,272,784

		10,394,934

Metals & Mining — 2.1%
714,650	Alcoa Inc.	22,954,558
127,005	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	5,311,349

		28,265,907

Paper & Forest Products — 1.3%
218,567	International Paper Co.	8,163,477
322,740	MeadWestvaco Corp.	10,121,126

		18,284,603

	TOTAL MATERIALS	97,416,591

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES — 2.1%

Diversified Telecommunication Services — 2.1%
390,095	Citizens Communications Co.	$5,203,867
185,419	SBC Communications Inc.	4,459,327
502,295	Sprint Corp.	11,894,346
198,445	Verizon Communications Inc.	7,138,067

	TOTAL TELECOMMUNICATION SERVICES	28,695,607

UTILITIES — 3.0%

Electric Utilities — 2.1%
267,263	American Electric Power Co., Inc.	8,926,584
217,020	Entergy Corp.	15,000,422
148,000	Wisconsin Energy Corp.	5,138,560

		29,065,566

Gas Utilities — 0.9%
290,400	Sempra Energy	11,616,000

	TOTAL UTILITIES	40,681,566

	TOTAL COMMON STOCK (Cost — $1,093,906,164)	1,312,997,055

Warrants
Warrants — 0.0%
6,553	Lucent Technologies Inc., Expires 12/10/07* (Cost — $0)	5,832

	SUB-TOTAL INVESTMENTS (Cost — $1,093,906,164)	1,313,002,887

Face Amount
REPURCHASE AGREEMENTS — 2.3%
$ 3,418,000	State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $3,418,230; (Fully collateralized by U.S. Treasury Bonds, 7.625% due 2/15/25; Market value — $3,488,445)	3,418,000
27,420,000	Interest in $1,034,334,000 joint tri-party repurchase agreement dated 2/28/05 with UBS Securities LLC, 2.630% due 3/1/05; Proceeds at maturity — $27,422,003; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value — $27,968,400)	27,420,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $30,838,000)	30,838,000

	TOTAL INVESTMENTS — 99.5% (Cost — $1,124,744,164**)	1,343,840,887
	Other Assets in Excess of Liabilities — 0.5%	7,437,302

	TOTAL NET ASSETS — 100.0%	$1,351,278,189

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCK — 97.5%
CONSUMER DISCRETIONARY — 20.8%

Automobiles — 0.4%
96,440	Harley-Davidson, Inc.	$5,967,707

Hotels, Restaurants & Leisure — 5.8%
192,400	Carnival Corp.	10,462,712
422,000	Hilton Hotels Corp.	8,887,320
129,650	International Game Technology	3,949,139
72,950	Marriott International, Inc., Class A Shares	4,676,095
55,450	MGM MIRAGE*	4,112,726
7,090	PF Chang’s China Bistro, Inc. *	388,603
16,900	Scientific Games Corp., Class A Shares*	434,668
727,150	Starbucks Corp.*	37,673,642
8,820	Starwood Hotels & Resorts Worldwide, Inc.	504,857
10,980	Station Casinos, Inc.	669,121
13,930	WMS Industries Inc. *	417,761
8,640	Wynn Resorts, Ltd.*	618,365
91,610	Yum! Brands, Inc.	4,468,736

		77,263,745

Household Durables — 0.6%
11,180	D.R. Horton, Inc.	489,237
5,090	Fortune Brands, Inc.	412,290
4,480	Harman International Industries, Inc.	502,522
189,840	Sony Corp., Sponsored ADR	7,174,054

		8,578,103

Internet & Catalog Retail — 5.3%
456,900	Amazon.com, Inc.*	16,073,742
1,282,416	eBay Inc.*	54,938,701
7,720	Overstock.com, Inc.*	414,525

		71,426,968

Media — 3.0%
10,940	DreamWorks Animation SKG, Inc., Class A Shares*	397,450
178,900	News Corp. Inc., Class B Shares	3,078,869
134,100	Pixar*	11,992,563
50,310	Sirius Satellite Radio, Inc.*	280,227
267,600	Viacom Inc., Class B Shares	9,339,240
462,105	XM Satellite Radio Holdings Inc., Class A Shares*	15,230,981

		40,319,330

Multiline Retail — 2.9%
175,350	Costco Wholesale Corp.	8,169,556
364,500	Kohl’s Corp.*	17,448,615
6,260	Nordstrom, Inc.	336,538
242,910	Wal-Mart Stores, Inc.	12,536,585

		38,491,294

Specialty Retail — 2.5%
7,300	American Eagle Outfitters, Inc.	395,149
231,250	Bed Bath and Beyond Inc.*	8,676,500

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Specialty Retail — 2.5% (continued)
9,340	CDW Corp.	$536,770
32,940	Chico’s FAS, Inc.*	970,083
270,230	Lowe’s Cos., Inc.	15,884,119
10,570	Urban Outfitters, Inc.*	439,606
171,900	Williams-Sonoma, Inc.*	5,963,211

		32,865,438

Textiles & Apparel — 0.3%
75,000	Coach, Inc.*	4,164,750

	TOTAL CONSUMER DISCRETIONARY	279,077,335

CONSUMER STAPLES — 3.6%

Beverages — 0.8%
6,840	Constellation Brands, Inc., Class A Shares*	366,145
191,680	PepsiCo, Inc.	10,323,885

		10,690,030

Food & Drug Retailing — 1.5%
48,600	Sysco Corp.	1,672,812
403,793	Walgreen Co.	17,294,454
4,630	Whole Foods Market, Inc.	476,057

		19,443,323

Food Products — 0.3%
168,870	Archer-Daniels-Midland Co.	4,069,767
5,490	Hershey Foods Corp.	345,870

		4,415,637

Household Products — 1.0%
7,690	The Clorox Co.	461,707
50,040	Colgate-Palmolive Co.	2,648,117
189,810	The Procter & Gamble Co.	10,077,013

		13,186,837

	TOTAL CONSUMER STAPLES	47,735,827

ENERGY — 4.9%

Energy Equipment & Services — 0.1%
6,900	Diamond Offshore Drilling, Inc.	341,550
10,240	ENSCO International Inc.	412,467
25,340	Grant Prideco, Inc.*	612,215
12,110	National-Oilwell, Inc.*	549,067

		1,915,299

Oil & Gas — 4.8%
227,300	Apache Corp.	14,292,624
204,300	ChevronTexaco Corp.	12,682,944
99,500	ConocoPhillips	11,033,555
185,300	Exxon Mobil Corp.	11,731,343
97,900	Occidental Petroleum Corp.	6,879,433
20,680	Range Resources Corp.	521,963
6,180	Ultra Petroleum Corp.*	348,243

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Oil & Gas — 4.8% (continued)
146,342	XTO Energy, Inc.	$6,661,488

		64,151,593

	TOTAL ENERGY	66,066,892

FINANCIALS — 8.5%

Banks — 1.1%
120,700	Bank of America Corp.	5,630,655
5,160	City National Corp.	353,202
108,630	Commerce Bancorp, Inc.	6,656,846
11,090	Northern Trust Corp.	468,552
7,690	Silicon Valley Bancshares*	336,976
17,320	Sovereign Bancorp, Inc.	397,321
12,040	UCBH Holdings, Inc.	498,336

		14,341,888

Diversified Financials — 4.7%
11,445	Affiliated Managers Group*	741,178
285,796	American Express Co.	15,475,853
2,850	The Bear Stearns Cos. Inc.	283,575
239,900	Capital One Financial Corp.	18,395,532
8,080	Doral Financial Corp.	320,453
54,800	The Goldman Sachs Group, Inc.	5,962,240
4,190	Legg Mason, Inc.	337,882
127,800	Merrill Lynch & Co., Inc.	7,486,524
108,400	Moody’s Corp.	9,095,844
65,000	Morgan Stanley	3,670,550
13,220	T. Rowe Price Group Inc.	811,576

		62,581,207

Insurance — 2.7%
86,690	AFLAC, Inc.	3,322,828
92,100	American International Group, Inc.	6,152,280
308,930	The Progressive Corp.	26,907,803

		36,382,911

Real Estate — 0.0%
28,830	Host Marriott Corp.	460,703

	TOTAL FINANCIALS	113,766,709

HEALTHCARE — 20.8%

Biotechnology — 7.8%
453,000	Amgen Inc.*	27,909,330
195,560	Biogen Idec Inc.*	7,558,394
278,100	Celgene Corp.*	7,612,988
766,000	Genentech, Inc.*	36,155,200
200,690	Genzyme Corp.*	11,256,702
397,450	Gilead Sciences, Inc.*	13,731,898

		104,224,512

Healthcare Equipment & Supplies — 4.5%
8,840	Bausch & Lomb Inc.	625,783
14,430	Biomet, Inc.	609,235

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Healthcare Equipment & Supplies — 4.5% (continued)
14,540	C.R. Bard, Inc.	$966,910
6,870	The Cooper Cos., Inc.	565,744
6,070	Dade Behring Holdings Inc.*	380,650
14,920	Fisher Scientific International Inc.*	904,898
11,275	INAMED Corp.*	768,729
5,300	Kinetic Concepts, Inc.*	345,719
241,914	Medtronic, Inc.	12,608,558
146,540	Patterson Cos. Inc.*	7,271,315
133,240	St. Jude Medical, Inc.*	5,209,684
195,600	Stryker Corp.	9,713,496
230,650	Zimmer Holdings, Inc.*	19,812,835

		59,783,556

Healthcare Providers & Services — 3.7%
105,670	Aetna, Inc.	15,429,933
11,200	AMERIGROUP Corp.*	446,432
138,930	Caremark Rx, Inc.*	5,318,240
10,000	Centene Corp.*	333,600
10,640	Community Health Systems Inc. *	344,417
177,500	HCA Inc.	8,379,775
9,330	Laboratory Corp. of America Holdings*	446,814
9,300	Manor Care, Inc.	316,851
243,000	Omnicare, Inc.	8,381,070
81,710	PacifiCare Health Systems, Inc.*	5,186,951
42,100	WellPoint Health Networks, Inc.*	5,138,726

		49,722,809

Pharmaceuticals — 4.8%
138,000	Allergan, Inc.	10,374,840
371,000	Elan Corp. PLC, Sponsored ADR*	2,968,000
355,002	Johnson & Johnson	23,288,131
11,440	Medco Health Solutions, Inc.*	508,165
11,070	The Medicines Co.*	257,931
11,230	MGI Pharma, Inc.*	257,167
454,580	Pfizer Inc.	11,950,908
9,960	Sepracor Inc.*	642,121
462,400	Teva Pharmaceutical Industries Ltd., Sponsored ADR	13,922,864

		64,170,127

	TOTAL HEALTHCARE	277,901,004

INDUSTRIALS — 8.4%

Aerospace & Defense — 0.0%
3,590	Precision Castparts Corp.	270,183

Air Freight & Couriers — 0.6%
8,500	Expeditors International of Washington, Inc.	471,835
97,900	United Parcel Service, Inc., Class B Shares	7,586,271

		8,058,106

Airlines — 0.1%
44,220	Southwest Airlines Co.	612,447

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Commercial Services & Supplies — 4.5%
16,140	Alliance Data Systems Corp.*	$636,723
445,035	Apollo Group, Inc., Class A Shares*	32,772,377
16,420	CheckFree Corp.*	632,827
15,540	Cogent Inc.*	378,554
8,150	Global Payments Inc.	452,488
28,840	Monster Worldwide, Inc.*	832,034
423,550	Paychex, Inc.	13,523,952
319,300	Republic Services, Inc.	10,125,003
1,790	Resources Connection, Inc.*	89,070
22,520	Robert Half International Inc.	656,909

		60,099,937

Electrical Equipment — 0.1%
11,000	AMETEK, Inc.	421,740
15,480	Rockwell Automation, Inc.	962,082

		1,383,822

Industrial Conglomerates — 2.6%
86,850	3M Co.	7,290,189
663,840	General Electric Co.	23,367,168
130,660	Tyco International Ltd.	4,374,497

		35,031,854

Machinery — 0.3%
41,730	Danaher Corp.	2,260,514
9,000	Joy Global Inc.	330,750
14,470	Pentair, Inc.	599,637

		3,190,901

Road & Rail — 0.2%
54,010	Burlington Northern Santa Fe Corp.	2,715,083
8,100	Yellow Roadway Corp.*	467,775

		3,182,858

	TOTAL INDUSTRIALS	111,830,108

INFORMATION TECHNOLOGY — 26.9%

Communications Equipment — 3.8%
1,034,954	Cisco Systems, Inc.*	18,028,899
33,730	Comverse Technology, Inc.*	782,873
19,420	F5 Networks, Inc. *	1,069,848
13,890	Ixia*	250,159
842,010	QUALCOMM, Inc.	30,404,981

		50,536,760

Computers & Peripherals — 5.6%
110,600	Apple Computer, Inc.*	4,961,516
12,110	Avid Technology, Inc.*	810,159
989,764	Dell Inc.*	39,679,639
294,980	EMC Corp.*	3,734,447
84,100	Lexmark International, Inc., Class A Shares*	6,738,933
638,750	Network Appliance, Inc.*	19,168,887

		75,093,581

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

Electronic Equipment & Instruments — 0.5%
15,140	Benchmark Electronics, Inc.*	$492,353
8,650	Roper Industries, Inc.	558,790
208,000	Thermo Electron Corp.*	5,711,680
9,200	Waters Corp.*	449,420

		7,212,243

Internet Software & Services — 3.8%
46,360	CNET Networks, Inc.*	419,558
106,720	Google Inc., Class A Shares*	20,062,293
19,720	Openwave Systems Inc.*	251,627
28,990	VeriSign, Inc.*	794,906
891,910	Yahoo! Inc.*	28,781,936

		50,310,320

IT Consulting & Services — 0.1%
17,870	Cognizant Technology Solutions Corp., Class A Shares*	844,000

Semiconductor Equipment & Products — 6.6%
49,790	Altera Corp.*	1,032,645
232,690	Analog Devices, Inc.	8,544,377
603,015	Applied Materials, Inc.*	10,552,762
19,060	Cymer, Inc. *	550,929
30,130	Integrated Device Technology, Inc.*	376,926
788,348	Intel Corp.	18,904,585
93,570	KLA-Tencor Corp.	4,623,294
29,350	Lam Research Corp.*	922,764
124,370	Marvell Technology Group Ltd.*	4,550,698
347,900	Maxim Integrated Products, Inc.	14,966,658
21,010	National Semiconductor Corp.	419,150
13,930	Novellus Systems, Inc.*	411,422
77,240	PMC-Sierra, Inc.*	768,538
270,810	Texas Instruments Inc.	7,168,341
482,070	Xilinx, Inc.	14,558,514

		88,351,603

Software — 6.5%
16,120	Amdocs Ltd.*	473,122
23,150	Citrix Systems, Inc.*	520,875
313,000	Computer Associates International, Inc.	8,479,170
207,800	Electronic Arts Inc.*	13,401,022
21,000	Macromedia, Inc.*	711,690
12,950	Mercury Interactive Corp.*	594,146
1,215,220	Microsoft Corp.	30,599,240
294,520	Oracle Corp.*	3,802,253
363,300	Red Hat, Inc.*	4,163,418
217,700	SAP AG, Sponsored ADR	8,827,735
655,500	Symantec Corp.*	14,427,555
32,070	TIBCO Software Inc.*	313,003

		86,313,229

	TOTAL INFORMATION TECHNOLOGY	358,661,736

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
MATERIALS — 3.3%

Chemicals — 0.8%
305,750	Ecolab Inc.	$9,695,333
20,600	Lyondell Chemical Co.	697,310
7,550	Praxair, Inc.	338,466

		10,731,109

Metals & Mining — 2.5%
30,200	AK Steel Holding Corp.*	530,010
244,100	Alcoa Inc.	7,840,492
20,440	Allegheny Technologies Inc.	503,028
60,530	Companhia Vale do Rio Doce., ADR*	2,118,550
242,400	CONSOL Energy Inc.	11,111,616
261,000	Inco Ltd.*	10,831,500
3,230	Peabody Energy Corp.	313,633

		33,248,829

	TOTAL MATERIALS	43,979,938

TELECOMMUNICATION SERVICES — 0.3%

Wireless Telecommunication Services — 0.3%
27,510	Alamosa Holdings, Inc.*	350,477
45,620	America Movil S.A. de C.V., Series L Shares, ADR	2,677,894
5,950	NII Holdings Inc.*	340,459

		3,368,830

	TOTAL TELECOMMUNICATION SERVICES	3,368,830

UTILITIES — 0.0%

Electric Utilities — 0.0%
17,290	The AES Corp.*	289,435

Multi-Utilities — 0.0%
6,560	Questar Corp.	347,810

	TOTAL UTILITIES	637,245

	TOTAL COMMON STOCK (Cost — $1,075,422,900)	1,303,025,624

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Face Amount	Security	Value
REPURCHASE AGREEMENTS — 2.4%
$ 1,027,000	Interest in $611,897,000 joint tri-party repurchase agreement dated 2/28/05 with Goldman, Sachs & Co., 2.610% due 3/1/05; Proceeds at maturity — $1,027,074; (Fully collateralized by various U.S. Treasury Bonds, 3.875% due 4/15/29; Market value — $1,047,540)	$1,027,000
12,574,000	State Street Bank & Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $12,574,845; (Fully collateralized by U.S. Treasury Bonds, 7.625% due 2/15/25; Market value — $12,830,032)	12,574,000
18,669,000	Interest in $1,034,334,000 joint tri-party repurchase agreement dated 2/28/05 with UBS Securities LLC, 2.630% due 3/1/05; Proceeds at maturity — $18,670,364; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value — $19,042,380)	18,669,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $32,270,000)	32,270,000

	TOTAL INVESTMENTS — 99.9% (Cost — $1,107,692,900**)	1,335,295,624
	Other Assets in Excess of Liabilities — 0.1%	1,388,576

	TOTAL NET ASSETS — 100.0%	$1,336,684,200

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in the schedule:

ADR	—	American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCK — 97.1%
CONSUMER DISCRETIONARY — 18.2%

Auto Components — 3.2%
46,435	American Axle & Manufacturing Holdings, Inc.	$1,226,813
74,800	ArvinMeritor, Inc.†	1,261,128
102,205	Cooper Tire & Rubber Co.	1,977,667
20,400	Federal Signal Corp.†	321,096
612,700	Hayes Lemmerz International, Inc.*	4,656,520
73,588	Modine Manufacturing Co.	2,395,289
62,700	Wabtec Corp.	1,154,307

		12,992,820

Automobiles — 0.3%
33,500	Thor Industries, Inc.	1,192,600

Hotels, Restaurants & Leisure — 3.7%
60,800	Bob Evans Farms, Inc.	1,377,120
76,525	CBRL Group, Inc.	3,276,035
372,400	CKE Restaurants, Inc.*†	5,749,856
89,400	Ruby Tuesday, Inc.†	2,161,692
100,900	Vail Resorts, Inc.*	2,455,906

		15,020,609

Household Durables — 3.0%
47,600	American Greetings Corp., Class A Shares	1,172,388
528,400	Fleetwood Enterprises, Inc.*†	5,109,628
29,700	Furniture Brands International, Inc.	689,931
12,700	KB Home	1,584,960
35,000	Lancaster Colony Corp.	1,491,350
54,100	Libbey Inc.	1,294,072
21,300	WCI Communities, Inc.*†	739,110

		12,081,439

Internet & Catalog Retail — 0.2%
47,900	Insight Enterprises, Inc.*	852,620

Leisure Equipment & Products — 1.3%
154,898	Arctic Cat Inc.	4,197,736
138,800	Sturm, Ruger & Co., Inc.	1,097,908

		5,295,644

Multiline Retail — 0.5%
54,000	Burlington Coat Factory Warehouse Corp.	1,514,160
38,400	ShopKo Stores, Inc.*	672,384

		2,186,544

Specialty Retail — 3.1%
45,600	AnnTaylor Stores Corp.*	1,010,496
92,400	The Cato Corp., Class A Shares	2,747,976
166,300	CSK Auto Corp.*	2,644,170
31,300	Electronics Boutique Holdings Corp.*	1,184,079
61,300	Pier 1 Imports, Inc.	1,118,725

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Specialty Retail — 3.1% (continued)
113,900	The Sports Authority, Inc.*†	$2,789,411
32,200	Zale Corp.*	957,950

		12,452,807

Textiles & Apparel — 2.9%
45,200	Brown Shoe Co., Inc.	1,509,680
84,500	Kellwood Co.	2,422,615
39,100	K-Swiss Inc., Class A Shares	1,212,100
81,100	Russell Corp.	1,467,099
345,900	Skechers U.S.A., Inc., Class A Shares*†	5,285,352

		11,896,846

	TOTAL CONSUMER DISCRETIONARY	73,971,929

CONSUMER STAPLES — 5.2%

Food & Drug Retailing — 1.6%
86,200	Casey’s General Stores, Inc.	1,555,048
62,700	Ruddick Corp.	1,479,720
141,700	Smart & Final Inc.*†	1,842,100
39,500	Weis Markets, Inc.	1,468,610

		6,345,478

Food Products — 1.6%
16,400	Bunge Ltd.	897,244
50,400	Corn Products International, Inc.	1,409,688
52,100	Fresh Del Monte Produce Inc.†	1,554,664
24,500	Sanderson Farms, Inc.†	1,099,315
65,900	Sensient Technologies Corp.	1,439,256

		6,400,167

Household Products — 0.4%
52,000	WD-40 Co.†	1,703,520

Tobacco — 1.6%
147,750	Schweitzer-Mauduit International, Inc.	5,030,888
31,200	Universal Corp.	1,566,240

		6,597,128

	TOTAL CONSUMER STAPLES	21,046,293

ENERGY — 8.8%

Energy Equipment & Services — 3.4%
172,900	Grey Wolf, Inc.*†	1,122,121
415,000	Input/Output, Inc.*†	3,062,700
155,700	Newpark Resources, Inc.*	994,923
701,400	Stolt Offshore S.A., ADR*†	5,505,990
36,500	Tidewater, Inc.†	1,506,355
55,600	W-H Energy Services, Inc.*	1,467,840

		13,659,929

Oil & Gas — 5.4%
25,200	Berry Petroleum Co., Class A Shares	1,560,132
34,100	Cabot Oil & Gas Corp.	1,909,259

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Oil & Gas — 5.4% (continued)
74,500	Energy Partners, Ltd.*†	$1,925,825
31,700	Frontline Ltd.†	1,827,822
52,300	Holly Corp.†	1,971,710
24,500	Newfield Exploration Co.*	1,819,125
38,600	Penn Virginia Corp.†	1,885,224
71,100	Range Resources Corp.†	1,794,564
35,100	St. Mary Land & Exploration Co.†	1,785,888
34,600	Teekay Shipping Corp.†	1,715,122
51,600	Western Gas Resources, Inc.	1,909,200
46,400	Whiting Petroleum Corp.*	1,962,720

		22,066,591

	TOTAL ENERGY	35,726,520

FINANCIALS — 14.4%
Banks — 5.0%
49,500	AMCORE Financial, Inc.†	1,407,285
68,500	BancorpSouth, Inc.†	1,439,870
49,000	Boston Private Financial Holdings, Inc.	1,323,000
76,900	The Colonial BancGroup, Inc.	1,566,453
92,900	Commercial Federal Corp.	2,538,957
26,400	First Republic Bank	1,401,840
47,400	Greater Bay Bancorp	1,200,642
24,900	MAF Bancorp, Inc.	1,085,391
68,099	Old National Bancorp†	1,408,287
60,699	Provident Bankshares Corp.	2,027,954
62,000	Republic Bancorp Inc.	902,100
21,800	Sterling Financial Corp.*	831,016
62,500	Susquehanna Bancshares, Inc.	1,540,000
65,450	Washington Federal, Inc.	1,554,437

		20,227,232

Diversified Financials — 0.7%
67,300	Intrawest Corp.	1,296,198
39,200	Walter Industries, Inc.†	1,504,104

		2,800,302

Insurance — 4.3%
64,000	AmerUs Group Co.†	3,080,320
33,900	Delphi Financial Group, Inc., Class A Shares	1,511,262
29,200	Harleysville Group Inc.†	618,456
27,500	LandAmerica Financial Group, Inc.†	1,505,350
11,600	Markel Corp.*	4,147,000
34,300	Platinum Underwriters Holdings, Ltd.†	1,063,300
61,500	Scottish Re Group Ltd.†	1,439,100
28,000	W.R. Berkley Corp.	1,438,080
55,700	Zenith National Insurance Corp.†	2,820,091

		17,622,959

Real Estate — 4.4%
47,300	Ashford Hospitality Trust	478,203
26,500	Camden Property Trust†	1,229,600
21,300	CBL & Associates Properties, Inc.	1,587,063
31,500	Education Realty Trust, Inc.*	532,350

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Real Estate — 4.4% (continued)
70,300	Equity One, Inc.	$1,453,101
39,000	First Industrial Realty Trust, Inc.†	1,622,010
41,100	Healthcare Realty Trust, Inc.	1,512,480
65,200	Highland Hospitality Corp.	661,780
121,000	HRPT Properties Trust	1,534,280
67,600	Nationwide Health Properties, Inc.†	1,398,644
58,300	New Plan Excel Realty Trust	1,525,128
30,400	Prentiss Properties Trust	1,066,736
31,100	Reckson Associates Realty Corp.	950,105
35,200	Shurgard Storage Centers, Inc., Class A Shares †	1,398,848
16,300	The St. Joe Co.	1,184,195

		18,134,523

	TOTAL FINANCIALS	58,785,016

HEALTHCARE — 5.8%

Healthcare Equipment & Supplies — 2.7%
69,000	Arrow International, Inc.†	2,328,060
33,200	Invacare Corp.	1,564,384
282,700	Viasys Healthcare Inc.*	5,849,063
55,600	West Pharmaceutical Services, Inc.	1,428,920

		11,170,427

Healthcare Providers & Services — 1.9%
77,200	Alderwoods Group, Inc.*†	945,700
19,700	Genesis HealthCare Corp.*	811,246
25,100	Kindred Healthcare, Inc.*†	820,770
92,500	Owens & Minor, Inc.	2,581,675
15,300	Pediatrix Medical Group, Inc.*	1,048,509
25,700	RehabCare Group, Inc.*	737,590
109,600	Service Corp. International	826,384

		7,771,874

Pharmaceuticals — 1.2%
88,840	Par Pharmaceutical Cos. Inc.*†	3,286,192
85,700	Perrigo Co.†	1,505,749

		4,791,941

	TOTAL HEALTHCARE	23,734,242

INDUSTRIALS — 20.5%

Aerospace & Defense — 1.7%
73,800	Cubic Corp.†	1,383,012
29,800	Curtiss-Wright Corp.	1,655,390
10,000	Precision Castparts Corp.	752,600
23,000	United Defense Industries, Inc.	1,258,560
62,200	World Fuel Services Corp.	1,782,030

		6,831,592

Airlines — 0.1%
24,300	SkyWest, Inc.	414,801

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Building Products — 3.4%
85,900	Crane Co.†	$2,559,820
38,100	Griffon Corp.*	876,300
27,900	Insituform Technologies, Inc., Class A Shares *	442,494
326,700	Lennox International, Inc.†	7,063,254
36,600	Universal Forest Products, Inc.†	1,432,890
39,100	York International Corp.	1,511,997

		13,886,755

Commercial Services & Supplies — 4.7%
34,200	Banta Corp.	1,503,432
38,700	The Brink’s Co.	1,341,342
71,500	Casella Waste Systems, Inc., Class A Shares*	1,068,925
85,700	Ennis Inc.	1,463,756
186,850	Herman Miller, Inc.	5,414,913
31,200	Landauer, Inc.	1,501,032
99,300	Schawk, Inc.†	2,116,083
21,000	United Stationers Inc.*	923,580
145,700	Viad Corp.	3,933,900

		19,266,963

Construction & Engineering — 1.1%
35,200	Chicago Bridge & Iron Co. N.V., NY Shares†	1,528,032
15,900	Jacobs Engineering Group Inc.*	890,082
43,337	Washington Group International, Inc.*	1,895,994

		4,314,108

Electrical Equipment — 2.0%
13,200	A.O. Smith Corp.	346,896
52,800	Acuity Brands, Inc.†	1,459,920
208,100	Belden CDT Inc.	4,998,562
49,700	Regal-Beloit Corp.†	1,532,748

		8,338,126

Industrial Conglomerates — 0.4%
30,200	Teleflex Inc.†	1,520,872
Machinery — 4.2%

43,100	Albany International Corp., Class A Shares	1,389,975
57,700	Barnes Group Inc.	1,539,436
50,000	Harsco Corp.	2,920,500
37,200	Kaydon Corp.	1,168,080
47,300	Lincoln Electric Holdings, Inc.	1,494,680
66,900	Mueller Industries, Inc.	2,106,012
212,150	Robbins & Myers, Inc.†	5,091,600
62,000	Valmont Industries, Inc.	1,562,400

		17,272,683

Marine — 0.7%
31,600	Alexander & Baldwin, Inc.	1,434,640
25,600	Kirby Corp.*	1,132,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Marine — 0.7% (continued)
7,925	Ship Finance International Ltd.†	$175,776

		2,743,216

Road & Rail — 0.8%
34,800	Arkansas Best Corp.	1,504,056
18,700	SCS Transportation, Inc.*†	414,205
31,300	USF Corp.	1,496,140

		3,414,401

Transportation Infrastructure — 1.4%
278,150	Sea Containers Ltd., Class A Shares	5,799,428

	TOTAL INDUSTRIALS	83,802,945

INFORMATION TECHNOLOGY — 4.8%

Computers & Peripherals — 0.5%
51,400	Overland Storage, Inc.*	760,720
40,700	Storage Technology Corp.*	1,294,260

		2,054,980

Electronic Equipment & Instruments — 1.1%
51,000	Checkpoint Systems, Inc.*	851,190
26,300	Methode Electronics, Inc.	294,297
51,500	Plexus Corp.*	545,900
55,900	Symbol Technologies, Inc.	991,107
18,000	Tech Data Corp.*	737,820
56,200	Technitrol, Inc.	997,550

		4,417,864

Internet Software & Services — 0.3%
82,700	Netgear, Inc.*†	1,132,990

IT Consulting & Services — 0.4%
82,700	Bell Microproducts Inc.*†	738,511
40,500	SYNNEX Corp.*	914,490

		1,653,001

Semiconductor Equipment & Products — 2.4%
202,400	Brooks Automation, Inc.*	3,665,464
241,200	Cohu, Inc.	4,397,076
87,200	Entegris Inc.*†	842,352
23,800	International Rectifier Corp.*	1,047,200

		9,952,092

Software — 0.1%
50,600	QAD Inc.†	395,692

	TOTAL INFORMATION TECHNOLOGY	19,606,619

MATERIALS — 14.4%

Chemicals — 5.0%
29,200	H.B. Fuller Co.	777,888
673,700	Intertape Polymer Group Inc.*	5,342,441
42,100	The Lubrizol Corp.	1,794,723

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Chemicals — 5.0% (continued)
200,850	Lyondell Chemical Co.	$6,798,772
85,700	Methanex Corp.	1,546,028
92,700	PolyOne Corp.*	843,570
81,200	RPM International, Inc.	1,520,876
27,300	Spartech Corp.	599,781
34,000	Westlake Chemical Corp.	1,179,120

		20,403,199

Construction Materials — 1.8%
98,600	Martin Marietta Materials, Inc.	5,687,248
24,400	Texas Industries, Inc.	1,627,480

		7,314,728

Containers & Packaging — 2.3%
60,400	Crown Holdings, Inc.*	993,580
89,800	Greif Inc., Class A Shares	5,801,080
41,000	Pactiv Corp.*	927,010
102,200	Rock-Tenn Co., Class A Shares	1,458,394

		9,180,064

Metals & Mining — 4.9%
31,100	Alpha Natural Resources, Inc.*	808,600
96,200	Arch Coal, Inc.†	4,289,558
54,600	Commercial Metals Co.	1,900,080
49,100	Gibraltar Industries Inc.	1,211,297
105,800	Goldcorp Inc.	1,446,286
203,500	IAMGOLD Corp.†	1,463,165
33,800	IPSCO, Inc.	1,804,244
43,900	Massey Energy Co.†	1,913,162
50,800	Meridian Gold Inc.*	982,980
297,000	Ryerson Tull, Inc.†	4,261,950

		20,081,322

Paper & Forest Products — 0.4%
37,000	Louisiana-Pacific Corp.	971,990
38,900	Wausau-Mosinee Paper Corp.	586,612

		1,558,602

	TOTAL MATERIALS	58,537,915

TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
38,100	FairPoint Communications, Inc.*†	662,940

UTILITIES — 4.8%

Electric Utilities — 1.5%
13,000	Black Hills Corp.	412,100
72,200	Cleco Corp.	1,464,938
81,100	Duquesne Light Holdings Inc.†	1,519,003
43,700	El Paso Electric Co.*	872,689
32,600	Otter Tail Corp.	824,128
40,600	PNM Resources Inc.	1,065,344

		6,158,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

Gas Utilities — 2.9%
55,700	Atmos Energy Corp.	$1,535,649
25,700	Energen Corp.	1,657,650
51,300	National Fuel Gas Co.	1,452,816
45,000	Northwest Natural Gas Co.	1,639,350
34,300	Peoples Energy Corp.	1,467,354
37,500	Southwest Gas Corp.	940,500
38,100	UGI Corp.	1,704,975
47,900	WGL Holdings Inc.†	1,470,530

		11,868,824

Multi-Utilities — 0.4%
56,000	Vectren Corp.†	1,515,360

	TOTAL UTILITIES	19,542,386

	TOTAL COMMON STOCK (Cost — $296,117,407)	395,416,805

Face Amount
SHORT-TERM INVESTMENTS — 22.4%
COMMERCIAL PAPER — 0.3%
$ 1,360,000	Rabobank USA Financial Corp., 2.610% due 3/1/05 (Cost — $1,360,000)	1,360,000

REPURCHASE AGREEMENT — 0.7%
2,691,000	Interest in $1,034,334,000 joint tri-party repurchase agreement dated 2/28/05 with UBS Securities LLC, 2.630% due 3/1/05; Proceeds at maturity — $2,691,197; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value — $2,744,820) (Cost — $2,691,000)	2,691,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 21.4%
87,029,421	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $87,029,421)	87,029,421

	TOTAL SHORT-TERM INVESTMENTS (Cost — $91,080,421)	91,080,421

	TOTAL INVESTMENTS — 119.5% (Cost — $387,197,828**)	486,497,226
	Liabilities in Excess of Other Assets — (19.5)%	(79,476,067)

	TOTAL NET ASSETS — 100.0%	$407,021,159

*	Non-income producing security.
†	All or a portion of this security is on loan (See Notes 1 and 3).
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCK — 97.0%
CONSUMER DISCRETIONARY — 9.3%

Auto Components — 0.5%
114,000	Westinghouse Air Brake Technologies Corp.	$2,098,740

Hotels, Restaurants & Leisure — 2.3%
41,400	P.F. Chang’s China Bistro, Inc.*†	2,269,134
101,499	RARE Hospitality International, Inc.*†	2,969,861
126,100	WMS Industries Inc.*†	3,781,739

		9,020,734

Household Durables — 0.6%
73,900	Tempur-Pedic International Inc.*†	1,415,185
55,500	TurboChef Technologies, Inc.*†	915,195

		2,330,380

Leisure Equipment & Products — 0.3%
28,900	MarineMax, Inc.*	990,114

Media — 1.5%
187,300	aQuantive, Inc.*†	1,979,761
274,100	Radio One, Inc., Class D Shares*	3,746,947

		5,726,708

Multiline Retail — 0.0%
45,400	Procurenet Inc.*‡	0

Specialty Retail — 3.6%
145,773	Bebe Stores, Inc.†	4,103,510
70,300	Christopher & Banks Corp.†	1,157,841
96,200	Cost Plus, Inc.*†	2,706,106
49,100	Interline Brands, Inc.*	913,260
61,000	Linens ‘n Things, Inc.*†	1,640,290
174,500	Tweeter Home Entertainment Group, Inc.*†	1,010,355
79,400	Williams-Sonoma, Inc.*	2,754,386

		14,285,748

Textiles & Apparel — 0.5%
59,600	Oxford Industries, Inc.†	2,107,456

	TOTAL CONSUMER DISCRETIONARY	36,559,880

CONSUMER STAPLES — 2.2%

Food & Drug Retailing — 0.7%
75,000	Central European Distribution Corp.*†	2,889,000

Food Products — 1.0%
1,651	Aurora Foods Inc.*‡	0
135,300	Delta & Pine Land Co.†	3,922,347

		3,922,347

Personal Products — 0.5%
79,400	Nu Skin Enterprises, Inc., Class A Shares†	1,773,002

	TOTAL CONSUMER STAPLES	8,584,349

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
ENERGY — 13.7%

Energy Equipment & Services — 7.6%
334,200	Key Energy Services, Inc.*†	$4,618,644
127,200	Maverick Tube Corp.*†	4,523,232
146,300	NS Group, Inc.*†	5,004,923
100,400	Oil States International, Inc.*	2,112,416
211,500	Patterson-UTI Energy, Inc.†	5,287,500
67,600	Precision Drilling Corp.*†	5,159,232
163,600	Superior Energy Services, Inc.*†	3,137,848

		29,843,795

Oil & Gas — 6.1%
188,160	Chesapeake Energy Corp.	4,081,190
1,455	Cross Timbers Royalty Trust†	65,839
115,700	Forest Oil Corp.*†	4,628,000
48,400	InterOil Corp.*†	2,095,720
145,200	Quicksilver Resources Inc.*†	7,228,056
127,732	XTO Energy, Inc.†	5,814,361

		23,913,166

	TOTAL ENERGY	53,756,961

FINANCIALS — 5.8%

Banks — 4.6%
119,200	East West Bancorp, Inc.†	4,286,432
101,000	Investors Financial Services Corp.†	5,062,120
67,500	Signature Bank*†	1,996,650
191,800	Southwest Bancorp. of Texas, Inc.	3,653,790
73,500	UCBH Holdings, Inc.†	3,042,165

		18,041,157

Diversified Financials — 0.5%
94,600	Encore Capital Group, Inc.*	1,940,246

Insurance — 0.6%
196,900	Tower Group, Inc.†	2,427,777

Real Estate — 0.1%
14,600	Capital Trust, Inc., Class A Shares†	471,872

	TOTAL FINANCIALS	22,881,052

HEALTHCARE — 18.0%

Biotechnology — 2.9%
167,200	Celgene Corp.*†	4,577,100
141,400	Cell Therapeutics, Inc.*†	1,397,032
37,589	Cephalon, Inc.*†	1,844,492
105,100	Cubist Pharmaceuticals, Inc.*†	1,082,530
50	OSI Pharmaceuticals, Inc.*	2,731
53,400	United Therapeutics Corp.*†	2,425,962

		11,329,847

Healthcare Equipment & Supplies — 7.6%
97,300	Advanced Medical Optics, Inc.*†	3,692,535
99,000	American Medical Systems Holdings, Inc.*	3,920,400
148,400	I-Flow Corp.*†	2,533,188

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Healthcare Equipment & Supplies — 7.6% (continued)
106,800	Kyphon Inc.*†	$2,625,144
39,100	Orthofix International N.V.*†	1,578,076
295,700	PolyMedica Corp.†	10,180,951
11,600	Symmetry Medical Inc.*	241,164
50,900	Wilson Greatbatch Technologies, Inc.*†	892,277
171,500	Wright Medical Group, Inc.*	4,371,535

		30,035,270

Healthcare Providers & Services — 2.8%
92,000	American Healthways, Inc.*†	3,126,160
109,450	First Horizon Pharmaceutical Corp.*†	1,799,358
174,100	Manor Care, Inc.	5,931,587

		10,857,105

Pharmaceuticals — 4.7%
131,800	Andrx Corp.*†	2,958,910
139,400	Angiotech Pharmaceuticals, Inc.*	2,340,526
163,000	Bentley Pharmaceuticals, Inc.*†	1,605,550
96,600	Impax Laboratories, Inc.*	1,647,996
84,300	Medicis Pharmaceutical Corp., Class A Shares†	2,911,722
208,000	MGI Pharma, Inc.*†	4,763,200
131,500	Nektar Therapeutics*†	2,280,210

		18,508,114

	TOTAL HEALTHCARE	70,730,336

INDUSTRIALS — 13.1%

Aerospace & Defense — 0.3%
110,100	Aeroflex Inc.*†	1,118,616
1,758	TIMCO Aviation Services, Inc.*	290

		1,118,906

Air Freight & Couriers — 0.6%
75,100	EGL, Inc.*†	2,384,425

Commercial Services & Supplies — 7.7%
62,800	CheckFree Corp.*	2,420,312
54,200	The Corporate Executive Board Co.	3,390,210
60,800	CoStar Group Inc.*†	2,239,264
53,300	Global Payments Inc.†	2,959,216
176,500	Labor Ready, Inc.*†	3,314,670
106,600	Laureate Education Inc.*†	4,625,374
294,200	Navigant Consulting, Inc.*†	7,575,650
108,850	Waste Connections, Inc.*†	3,709,608

		30,234,304

Electrical Equipment — 0.3%
183,500	Power-One, Inc.*†	1,067,970

Machinery — 2.4%
49,500	Actuant Corp., Class A Shares*†	2,675,475
120,600	UNOVA, Inc.*†	2,807,568
153,200	Wabash National Corp.†	4,131,804

		9,614,847

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Road & Rail — 1.8%
83,300	J.B. Hunt Transport Services, Inc.†	$3,930,927
43,200	Pacer International, Inc.*†	1,099,440
228,700	Sirva Inc.*	2,010,273

		7,040,640

	TOTAL INDUSTRIALS	51,461,092

INFORMATION TECHNOLOGY — 32.3%

Communications Equipment — 1.8%
181,500	Emulex Corp.*†	3,067,350
30,900	NICE Systems Ltd., Sponsored ADR*†	1,046,583
218,300	Powerwave Technologies, Inc.*†	1,495,355
81,300	Tekelec Inc.*†	1,380,474

		6,989,762

Computers & Peripherals — 1.3%
297,700	Advanced Digital Information Corp.*	2,473,887
106,200	M-Systems Flash Disk Pioneers Ltd.*†	2,508,444

		4,982,331

Electronic Equipment & Instruments — 5.6%
219,000	Artesyn Technologies, Inc.*†	2,268,840
73,900	BEI Technologies, Inc.†	2,027,077
217,900	Exar Corp.*†	3,078,927
47,450	Intermagnetics General Corp.*†	1,251,257
439,700	PerkinElmer, Inc.	9,752,546
86,100	Varian Inc.*	3,672,165

		22,050,812

Internet Software & Services — 4.4%
75,800	Altiris, Inc.*†	2,215,634
86,500	Arbinet Holdings, Inc.*	2,110,600
299,100	CNET Networks, Inc.*†	2,706,855
176,100	Digitas Inc.*	1,743,390
22,300	InfoSpace, Inc.*†	924,558
354,500	iVillage Inc.*†	2,038,375
55,500	Marchex, Inc., Class B Shares*†	1,151,625
84,800	NETGEAR, Inc.*†	1,161,760
129,200	Openwave Systems Inc.*†	1,648,592
312,200	Opsware, Inc.*†	1,732,710

		17,434,099

IT Consulting & Services — 2.6%
324,600	Keane, Inc.*	4,297,704
49,200	MarketAxess Holdings, Inc.*†	583,020
218,900	Sapient Corp.*†	1,613,293
223,700	The Titan Corp.*	3,713,420

		10,207,437

Semiconductor Equipment & Products — 10.9%
300,444	ARM Holdings PLC, Sponsored ADR	1,856,744
228,300	Asyst Technologies, Inc.*†	1,114,104
119,300	ATMI, Inc.*†	3,247,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

Semiconductor Equipment & Products — 10.9% (continued)
48,800	Cymer, Inc.*†	$1,410,564
36,900	FEI Co.*	913,275
78,900	FormFactor Inc.*†	1,812,333
202,100	Genesis Microchip Inc.*†	2,978,954
77,800	Lam Research Corp.*†	2,446,032
77,500	Marvell Technology Group Ltd.*†	2,835,725
157,500	Mattson Technology, Inc.*†	1,543,500
87,500	Microchip Technology Inc.†	2,402,750
118,900	Microsemi Corp.*†	1,933,314
219,300	MPS Group, Inc.*	2,355,282
72,600	Netlogic Microsystems Inc.*†	903,870
179,800	Semtech Corp.*†	3,516,888
221,400	Silicon Image, Inc.*	2,550,528
47,300	Tessera Technologies Inc.*	1,927,002
177,800	Varian Semiconductor Equipment Associates, Inc.*†	7,083,552

		42,831,763

Software — 5.7%
273,700	Concur Technologies, Inc.*†	2,312,765
107,200	Epicor Software Corp.*†	1,659,456
79,800	Internet Security Systems, Inc.*	1,602,384
75,400	MICROS Systems, Inc.*	2,445,222
49,700	Open Solutions Inc.*	1,013,880
56,100	SafeNet, Inc.*†	1,683,000
561,800	ScanSoft, Inc.*†	2,410,122
616,100	SkillSoft PLC, ADR*†	2,507,527
155,000	TIBCO Software Inc.*†	1,512,800
150,300	Wind River Systems, Inc.*†	2,023,038
172,700	Witness Systems, Inc.*†	3,231,217

		22,401,411

	TOTAL INFORMATION TECHNOLOGY	126,897,615

MATERIALS — 2.6%

Metals & Mining — 2.6%
125,500	Arch Coal, Inc.†	5,596,045
672,100	Gerdau Ameristeel Corp.†	4,798,794

	TOTAL MATERIALS	10,394,839

	TOTAL COMMON STOCK (Cost — $295,599,010)	381,266,124

Warrants/ Rights

WARRANTS & RIGHTS* — 0.0%
880	OSI Pharmaceuticals, Inc., Contingent Value Right	88
5,615	TIMCO Aviation Services, Inc., Expires 12/31/07	1

	TOTAL WARRANTS & RIGHTS (Cost — $129)	89

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Face Amount	Security	Value
CONVERTIBLE BONDS — 0.0%
$ 6,738	TIMCO Aviation Services, Inc., Jr. Sub. Notes, 8.000% due 1/2/07*‡ (Cost — $962)	$0

	SUB-TOTAL INVESTMENTS (Cost — $295,600,101)	381,266,213

SHORT-TERM INVESTMENTS — 29.3%
REPURCHASE AGREEMENTS — 3.8%
3,424,000	State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $3,424,230; (Fully collateralized by U.S. Treasury Bonds, 7.625% due 2/15/25; Market value — $3,495,339)	3,424,000
11,573,000	Interest in $1,034,334,000 joint tri-party repurchase agreement dated 2/28/05 with UBS Securities LLC, 2.630% due 3/1/05; Proceeds at maturity — $11,573,845; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value — $11,804,460)	11,573,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $14,997,000)	14,997,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 25.5%
100,109,052	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $100,109,052)	100,109,052

	TOTAL SHORT-TERM INVESTMENTS (Cost — $115,106,052)	115,106,052

	TOTAL INVESTMENTS — 126.3% (Cost — $410,706,153**)	496,372,265
	Liabilities in Excess of Other Assets — (26.3)%	(103,209,122)

	TOTAL NET ASSETS — 100.0%	$393,163,143

*	Non-income producing security.
†	All or a portion of this security is on loan (See Notes 1 and 3).
‡	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	—	American Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCK — 93.8%

Australia — 2.6%
182,200	BHP Billiton Ltd., Sponsored ADR†	$5,604,472
189,300	Commonwealth Bank of Australia	5,441,748
1,187,000	John Fairfax Holdings Ltd.†	3,993,338
1,166,000	Qantas Airways Ltd.	3,358,340
84,100	Rio Tinto Ltd.†	3,154,954

		21,552,852

Belgium — 0.4%
109,400	Fortis†	3,084,535

Bermuda — 0.9%
186,500	Accenture Ltd., Class A Shares*	4,765,075
83,900	Axis Capital Holdings Ltd.	2,348,361

		7,113,436

Brazil — 1.4%
76,400	Banco Bradesco S.A., Sponsored ADR†	2,424,172
44,975	Banco Itau Holding Financeira S.A., ADR†	3,897,533
74,900	Brasil Telecom Participacoes S.A., ADR†	2,546,600
241,400	Companhia Paranaense de Energia-Copel, Sponsored ADR†	1,318,044
60,900	Gol — Linhas Aereas Inteligentes S.A., ADR*†	1,780,716

		11,967,065

Canada — 3.1%
100,600	Barrick Gold Corp.†	2,504,940
55,900	Canadian National Railway Co.	3,462,446
152,000	CGI Group Inc.*	981,043
63,600	EnCana Corp.	4,254,204
36,420	Four Seasons Hotels Inc.	2,617,870
36,900	Manulife Financial Corp.	1,712,160
42,035	Precision Drilling Corp.*†	3,208,111
44,590	Research In Motion Ltd.*	2,947,845
118,700	Talisman Energy Inc.†	4,081,141

		25,769,760

Chile — 0.6%
86,900	Banco Santander Chile S.A., ADR	3,063,225
55,100	Lan Airlines S.A., Sponsored ADR†	1,953,846

		5,017,071

China — 0.4%
2,150,000	People’s Food Holdings Ltd.	1,787,089
23,100	PetroChina Co. Ltd., ADR†	1,453,683

		3,240,772

Denmark — 0.5%
198,000	H. Lundbeck A/S†	4,409,093

Finland — 0.6%
140,800	Metso Corp.	2,642,215
108,000	UPM-Kymmene Oyj	2,411,987

		5,054,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

France — 8.3%
48,600	Assurances Generales de France†	$3,744,738
389,600	Axa†	10,493,925
73,400	Compagnie de Saint-Gobain†	4,547,869
170,000	France Telecom S.A.†	5,140,352
58,400	Lafarge S.A.†	6,095,322
11,725	Pernod Ricard†	1,679,367
39,833	Sanofi-Aventis	3,190,722
181,199	Sanofi-Aventis, ADR†	7,231,652
26,700	Societe BIC S.A.†	1,497,116
12,600	Societe Generale	1,333,468
22,200	Technip S.A.†	3,948,124
46,235	Technip S.A., ADR†	2,058,382
133,310	Thomson†	3,601,329
44,413	Total S.A.†	10,560,864
122,070	Vivendi Universal S.A., Sponsored ADR*†	3,864,736

		68,987,966

Germany — 7.4%
40,800	Allianz AG, Registered Shares	5,173,899
70,800	Altana AG†	4,365,177
64,207	BASF AG	4,814,456
155,500	Bayerische Hypo- und Vereinsbank AG (HVB Group)*	3,802,773
103,500	Bayerische Motoren Werke (BMW) AG†	4,440,416
65,700	Continental AG	4,871,514
40,900	Deutsche Boerse AG	3,042,953
108,000	Deutsche Telekom AG, Registered Shares	2,265,893
63,700	E.ON AG	5,740,345
37,600	E.ON AG, Sponsored ADR†	3,384,000
60,100	Fresenius Medical Care AG†	5,392,815
50,100	Metro AG†	2,817,167
27,864	Rhoen-Klinikum AG	1,903,092
30,155	Rhoen-Klinikum AG, Preferred Shares	2,067,564
92,500	Siemens AG, Registered Shares†	7,265,952

		61,348,016

Greece — 1.1%
780,160	National Bank of Greece S.A., ADR†	5,968,224
155,600	Piraeus Bank S.A.	3,305,835

		9,274,059

Hong Kong — 1.4%
1,248,000	Cafe De Coral Holdings Ltd.	1,400,099
37,700	CNOOC Ltd., ADR†	2,156,817
3,044,000	Glorious Sun Enterprises Ltd.	1,356,237
2,858,000	Hang Lung Properties Ltd.	4,433,877
2,712,000	Hung Hing Printing Group Ltd.	2,103,687

		11,450,717

India — 0.9%
74,600	HDFC Bank Ltd., ADR†	3,509,930
56,550	Infosys Technologies Ltd., Sponsored ADR†	4,311,937

		7,821,867

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Indonesia — 0.6%
96,100	PT Indosat Tbk, ADR†	$2,711,942
4,230,000	PT Telekomunikasi Indonesia	2,021,901

		4,733,843

Ireland — 2.9%
237,500	Allied Irish Banks PLC	5,102,555
120,600	Allied Irish Banks PLC, Sponsored ADR†	5,155,650
170,700	CRH PLC	4,810,625
191,400	Irish Life & Permanent PLC	3,896,363
106,600	Ryanair Holdings PLC, Sponsored ADR*†	4,659,486

		23,624,679

Italy — 1.4%
125,900	Benetton Group S.p.A.†	1,554,478
165,295	Eni S.p.A.	4,318,521
401,200	Mediaset S.p.A.†	5,661,241

		11,534,240

Japan — 17.0%
846,000	The Bank of Fukuoka, Ltd.†	5,125,552
96,100	CANON INC.	5,085,290
109,700	CANON INC., Sponsored ADR†	5,785,578
65,400	Coca-Cola West Japan Co. Ltd.†	1,529,751
133,000	FamilyMart Co., Ltd.†	3,965,202
99,000	Fuji Photo Film Co. Ltd.	3,748,742
139,810	Fuji Photo Film Co. Ltd., Unsponsored ADR†	5,280,764
260,000	Fujirebio Inc.†	4,212,242
802	KDDI Corp.	4,128,591
156,000	Kuraray Co., Ltd.	1,423,688
278	Millea Holdings, Inc.	4,077,458
356,800	Mitsubishi Tokyo Financial Group, Inc., ADR	3,271,856
64,300	NIDEC Corp., ADR†	1,970,795
1,029,000	Nippon Express Co. Ltd.	5,267,565
938,000	Nippon Shinpan Co. Ltd.*	3,740,670
1,016,000	NIPPONKOA Insurance Co. Ltd.†	6,759,373
87,200	Orix Corp., Sponsored ADR†	5,689,800
217,500	Secom Co. Ltd.	9,007,334
159,900	SEVEN-ELEVEN JAPAN CO., LTD.†	4,874,486
438,000	Sharp Corp.	6,999,434
134,300	SONY Corp.	5,136,912
875,000	Sumitomo Chemical Co. Ltd.	4,680,535
85,300	Takeda Pharmaceutical Co. Ltd.	4,096,755
75,400	TAKEFUJI Corp.	5,384,940
59,100	TDK Corp.	4,288,808
160,600	THK Co., Ltd.†	3,487,121
107,800	Toyota Motor Corp.	4,205,972
49,200	Toyota Motor Corp., Sponsored ADR†	3,826,776
105,300	YAMADA DENKI Co., Ltd.†	5,249,101
266,000	The Yamaguchi Bank Ltd.	2,952,864
167,000	Yahama Corp.	2,521,449
70,900	Yamanouchi Pharmaceutical Co. Ltd.†	2,521,584

		140,296,988

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Liberia — 0.1%
19,500	Royal Caribbean Cruises Ltd.†	$924,037

Mexico — 1.7%
77,500	America Movil S.A. de C.V., Series L Shares, ADR	4,549,250
132,300	Desarrolladora Homex S.A. de C.V., ADR*†	3,685,680
1,000	Grupo Aeroportuario del Sureste S.A. de C.V., ADR	31,840
66,600	Telefonos de Mexico S.A. de C.V., Series L Shares, Sponsored ADR	2,611,386
80,460	Wal-Mart de Mexico S.A. de C.V., Series V Shares, Sponsored ADR†	2,958,925

		13,837,081

The Netherlands — 7.2%
139,500	ABN AMRO Holding NV	3,846,252
209,900	Akzo Nobel NV	9,478,478
59,900	DSM NV	4,261,923
13,375	Heineken Holding NV, Class A Shares	413,294
319,880	ING Groep NV	9,863,229
438,200	Koninklijke Ahold NV*	3,969,192
163,500	Koninklijke (Royal) Philips Electronics NV	4,529,656
368,600	Reed Elsevier NV	5,543,416
70,800	Royal Dutch Petroleum Co.†	4,469,401
45,400	Royal Dutch Petroleum Co., NY Registered Shares	2,864,286
186,615	TPG NV	5,226,964
75,500	Unilever NV†	5,036,444

		59,502,535

Norway — 1.4%
51,200	Norsk Hydro ASA†	4,439,760
336,200	Statoil ASA, Sponsored ADR†	6,118,840
51,200	Yara International ASA	742,711

		11,301,311

Panama — 0.5%
74,100	Carnival Corp.	4,029,558

Portugal — 0.4%
293,000	Portugal Telecom, SGPS, S.A., Registered Shares	3,563,248

Russia — 0.2%
50,700	Mobile TeleSystems, Sponsored ADR	2,032,563

Singapore — 0.2%
127,800	Flextronics International Ltd.*	1,706,130

South Africa — 0.4%
134,620	Sasol, Sponsored ADR†	3,418,002

South Korea — 2.0%
184,200	Kookmin Bank, Sponsored ADR*†	8,489,778
7,100	KT Corp., Sponsored ADR	164,791
15,200	Samsung Electronics Co., Ltd., GDR‡	3,936,800
178,500	SK Telecom Co., Ltd., ADR†	3,802,050

		16,393,419

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

Spain — 2.2%
189,726	ACS, Actividades de Construccion y Servicos, S.A.	$4,846,098
244,900	Endesa, S.A.†	5,550,600
137,900	Repsol YPF, S.A.	3,760,074
20,800	Repsol YPF, S.A., Sponsored ADR	568,464
182,200	Telefonica S.A.	3,358,708

		18,083,944

Sweden — 2.2%
160,800	Electrolux AB, Series B Shares†	3,871,495
556,700	Nordea Bank AB	5,900,818
70,100	Sandvik AB†	3,057,461
74,300	Trelleborg AB, Class B Shares	1,402,831
91,800	Volvo AB, Sponsored ADR†	4,211,784

		18,444,389

Switzerland — 5.4%
52,700	Ciba Specialty Chemicals AG, Registered Shares	3,738,475
272,200	Converium Holding AG	2,641,123
64,200	Credit Suisse Group	2,804,545
4,600	Forbo Holding AG*	995,817
60,900	Lonza Group AG, Registered Shares	3,810,682
41,100	Nestle S.A., Registered Shares	11,431,929
79,787	Novartis AG, Registered Shares†	4,008,446
128,880	Serono S.A., ADR†	2,395,879
82,400	UBS AG, Registered Shares	7,148,200
29,000	Zurich Financial Services AG	5,355,039

		44,330,135

Taiwan — 1.2%
125,600	Chunghwa Telecom Co., Ltd., ADR	2,738,080
857,285	Compal Electronics Inc.	825,002
655,479	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	5,977,968

		9,541,050

Thailand — 0.3%
733,200	Bangkok Bank Public Co. Ltd., NVDR	2,127,718

United Kingdom — 16.9%
1,168,300	Aegis Group PLC	2,209,278
213,200	Amdocs Ltd.*	6,257,420
205,000	Anglo American PLC	5,117,493
321,300	ARM Holdings PLC, Sponsored ADR	1,985,634
144,060	BG Group PLC, Sponsored ADR†	5,704,776
268,300	BOC Group PLC	5,117,499
241,600	Boots Group PLC	3,085,328
487,700	BP PLC	5,275,365
102,160	Cadbury Schweppes PLC, Sponsored ADR	4,052,687
726,300	Centrica PLC	3,306,059
1,014,000	Compass Group PLC	4,888,877
510,678	Diageo PLC	7,278,396
435,525	GlaxoSmithKline PLC	10,419,519
246,200	HBOS PLC	3,928,313
1,714,828	International Power PLC*	5,916,205

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value

United Kingdom — 16.9% (continued)
6,754,000	Invensys PLC*	$2,274,901
140,600	Johnson Matthey PLC	2,737,251
662,179	Kingfisher PLC	3,715,159
901,000	Lloyds TSB Group PLC	8,493,031
615,600	Michael Page International PLC	2,286,754
1,093,100	Misys PLC	4,796,873
255,200	Pearson PLC	3,133,753
146,000	Reed Elsevier PLC	1,487,929
1,605,200	Royal & Sun Alliance Insurance Group PLC	2,595,206
128,100	Royal Bank of Scotland Group PLC	4,396,063
260,900	Scottish Power PLC	2,058,834
244,500	Shire Pharmaceuticals Group PLC	2,729,420
1,473,300	Tesco PLC	8,655,862
22,471	TI Automotive Ltd., Class A Shares*@	6,180
2,182,800	Vodafone Group PLC	5,724,188
275,900	Vodafone Group PLC, Sponsored ADR†	7,253,411
236,345	WPP Group PLC	2,724,813

		139,612,477

	TOTAL COMMON STOCK (Cost — $609,227,294)	775,128,758

Face Amount
SHORT-TERM INVESTMENTS — 32.5%
REPURCHASE AGREEMENT — 7.1%
$ 58,601,000	State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $58,604,939; (Fully collateralized by U.S. Treasury Bonds, 8.500% due 2/15/20; Market value — $59,786,266) (Cost — $58,601,000)	58,601,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 25.4%
210,396,465	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $210,396,465)	210,396,465

	TOTAL SHORT-TERM INVESTMENTS (Cost — $268,997,465)	268,997,465

	TOTAL INVESTMENTS — 126.3% (Cost — $878,224,759**)	1,044,126,223
	Liabilities in Excess of Other Assets — (26.3)%	(217,660,314)

	TOTAL NET ASSETS — 100.0%	$826,465,909

†	All or portion of this security is on loan (See Notes 1 and 3).
*	Non-income producing security.
‡	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.
@	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Sector†
Financials	22.7%
Consumer Discretionary	13.9
Energy	8.7
Materials	8.7
Industrials	8.5
Healthcare	7.1
Repurchase Agreement	7.0
Consumer Staples	6.9
Information Technology	6.7
Telecommunication Services	6.6
Utilities	3.2

100.0%

†	As a percentage of total investments excluding securities purchased from securities lending collateral.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
STOCK — 98.4%

Argentina — 1.9%
192,100	Grupo Financiero Galicia S.A., ADR	$1,776,925
174,800	IRSA Inversionesy Representaciones S.A., Sponsored GDR*	2,870,216

		4,647,141

Brazil — 13.9%
5,883	Aracruz Celulose S.A., Sponsored ADR	225,437
39,686	Banco Bradesco S.A., Preferred Shares	1,256,651
23,712	Banco Bradesco S.A., Sponsored ADR	752,382
55,000	Banco do Brasil S.A.	659,192
21,793	Banco Itau Holding Financeira S.A., Preferred Shares	3,791,552
128,183,000	Brasil Telecom Participacoes S.A.	1,263,246
972,000	Caemi Mineracao e Metalurgica S.A., Preferred Shares*	1,003,379
42,191,000	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Preferred Shares	1,004,819
11,530	Companhia de Bebidas das Americas, Preferred ADR	347,284
8,488,475	Companhia de Bebidas das Americas, Preferred Shares	2,517,236
20,300	Companhia de Concessoes Rodoviarias	423,816
12,000,000	Companhia Energetica de Minas Gerais, Preferred Shares	312,237
5,785	Companhia Energetica de Minas Gerais, Sponsored ADR	149,542
117,100	Companhia Paranaense de Energia-Copel, Preferred Shares, Sponsored ADR	639,366
67,944	Companhia Vale do Rio Doce, Sponsored ADR	1,956,108
38,754	Diagnosticos da America S.A.*	479,462
12,048	Gerdau S.A., Sponsored ADR	237,827
20,561	Grendene S.A.*	228,703
289,000	Itausa — Investimentos Itau S.A., Preferred Shares	566,491
19,700	Perdigao S.A., Preferred Shares	412,127
154,433	Petroleo Brasileiro S.A., ADR	6,864,612
139,517	Porto Seguro S.A.	1,321,541
21,079	Tele Centro Oeste Celular Participacoes S.A., ADR	240,301
81,902	Tele Norte Leste Participacoes S.A.	1,624,424
25,220	Tele Norte Leste Participacoes S.A., ADR	415,878
576	Telefonica Data Brasil Holding, Preferred Shares*	0
11,600	Telemar Norte Leste S.A., Preferred Class A Shares	313,938
576	Telesp — Telecomunicacoes de Sao Paulo S.A., Preferred Shares	12
14,092	Tim Participacoes S.A., ADR	230,122
31,970,000	Ultrapar Participacoes S.A., Preferred Shares	532,730
140,900	Usinas Siderurgicas de Minas Gerais S.A., Preferred Class A Shares	3,753,338
20,090	Votorantim Celulose e Papel S.A., Sponsored ADR	297,332

		33,821,085

Canada — 0.2%
6,969	PetroKazakhstan Inc., Class A Shares (a)	304,894
16,400	Telesystem International Wireless Inc.*	240,588

		545,482

China — 2.5%
37,500	BYD Co. Ltd.	115,152
120,700	China International Marine Containers (Group) Co., Ltd., Class B Shares	324,211
259,000	China Life Insurance Co., Ltd.*	180,981
1,606,000	China Petroleum and Chemical Corp.	736,135
956,000	China Telecom Corp. Ltd.	367,718
192,700	Datang International Power Generation Co. Ltd.	149,477
628,000	Huadian Power International Corp. Ltd.	191,231

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

China — 2.5% (continued)
128,000	Huaneng Power International, Inc.	$99,289
1,023,500	PetroChina Co. Ltd.	646,294
81,000	Ping An Insurance (Group) Co. of China Ltd.*	136,048
71,170	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares	164,798
232,000	Sinopec Beijing Yanhua Petrochemical Co. Ltd.	110,059
600,000	Sinopec Shanghai Petrochemical Co. Ltd.	259,634
138,000	Sinopec Zhenhai Refining and Chemical Co. Ltd.	168,973
224,000	Tencent Holdings Ltd.*	146,472
93,000	Weichai Power Co., Ltd.	309,426
81,500	Weiqiao Textile Co. Ltd.	133,753
236,000	Yanzhou Coal Mining Co. Ltd.	372,180
2,082,900	Zhejiang Expressway Co., Ltd.	1,508,874

		6,120,705

Czech Republic — 0.9%
22,840	Cesky Telecom A.S.	404,158
43,286	CEZ A.S.	828,041
2,836	Erste Bank der oesterreichischen Sparkassen AG	154,352
1,921	Komercni Banka A.S.	320,353
35,266	Unipetrol A.S.*	286,805
5,917	Zentiva NV*	235,580

		2,229,289

Egypt — 0.8%
13,789	Commercial International Bank	112,903
9,944	Egyptian Co. for Mobile Services	317,111
9,803	Lecico Egypt S.A.E., GDR (b)*	180,375
2	Medinet NASR for Housing & Development Co.	24
31,898	Orascom Construction Industries	648,765
8,493	Orascom Telecom Holding S.A.E.*	587,135
4,100	Orascom Telecom Holding S.A.E., GDR (b)*	144,525

		1,990,838

Hong Kong — 2.7%
112,000	China Mengniu Dairy Co. Ltd.*	84,724
715,800	China Merchants Holdings International Co. Ltd.	1,495,944
433,000	China Mobile (Hong Kong) Ltd.	1,412,901
176,000	CITIC International Financial Holdings Ltd.	73,339
35,000	Citic Pacific Ltd.	101,417
1,229,000	CNOOC Ltd.	713,028
458,000	Denway Motors Ltd.	177,634
190,300	iShares MSCI Hong Kong Index Fund	2,266,473
100,000	Lifestyle International Holdings Ltd.	171,166
50,000	Shanghai Industrial Holdings Ltd.	112,828
132,000	Skyworth Digital Holdings Ltd.†	15,740

		6,625,194

Hungary — 1.5%
15,830	BorsodChem RT.	218,851
1,873	FHB Land Credit and Mortgage Bank RT.	154,585
926	Gedeon Richter RT.	142,163
168	Gedeon Richter RT., Sponsored GDR	25,826
62,235	Magyar Tavkozlesi RT.	324,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Hungary — 1.5% (continued)
12,687	MOL Magyar Olaj-es Gazipari RT.	$1,116,679
43,085	OTP Bank RT.	1,723,636

		3,705,970

India — 4.5%
94,648	ICICI Bank Ltd., Sponsored ADR	2,143,777
5,904	Infosys Technologies Ltd., Sponsored ADR	450,180
9,538	Ranbaxy Laboratories Ltd., Sponsored GDR	229,389
149,463	Reliance Industries Ltd., Sponsored GDR (b)	3,915,931
117,439	Satyam Computer Services Ltd., ADR	2,864,337
115,200	Tata Motors Ltd., Sponsored ADR*	1,253,376

		10,856,990

Indonesia — 3.3%
724,675	PT Astra International Tbk.	845,422
1,296,500	PT Bank Central Asia Tbk.	458,659
1,924,500	PT Bank Mandiri	376,273
1,584,000	PT Bank Rakyat Indonesia	560,367
700,420	PT Hanjaya Mandala Sampoerna Tbk.	616,627
609,500	PT Indonesian Satellite Corp. Tbk.	345,652
47,000	PT Indonesian Satellite Corp. Tbk., ADR	1,326,340
4,273,296	PT Telekomunikasi Indonesia Tbk.	2,042,596
71,500	PT Telekomunikasi Indonesia, Sponsored ADR	1,373,515

		7,945,451

Israel — 2.9%
458,500	Bank Hapoalim Ltd.	1,669,287
565,200	Bank Leumi Le-Israel	1,668,838
433,200	Bezeq Israeli Telecommunication Corp. Ltd.	542,441
215,400	Makhteshim-Agan Industries Ltd.	1,216,481
62,898	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,893,859

		6,990,906

Luxembourg — 0.1%
5,080	Tenaris S.A., ADR	334,010

Malaysia — 1.7%
185,100	AMMB Holdings Berhad	155,874
598,200	Commerce Asset-Holding Berhad	733,582
43,200	Genting Berhad	222,821
53,000	Hong Leong Bank Berhad	75,316
74,300	IOI Corp. Berhad	174,018
43,000	Kuala Lumpur Kepong Berhad	72,987
156,300	Malayan Banking Berhad	505,918
92,900	Malaysia International Shipping Corp. Berhad	391,158
47,600	Maxis Communications Berhad	122,758
339,200	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	242,796
288,600	Resorts World Berhad	767,068
122,700	Telekom Malaysia Berhad	355,184
80,400	Tenaga Nasional Berhad	220,042
48,000	UMW Holdings Berhad	62,653
88,533	YTL Corp. Berhad	123,480

		4,225,655

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Mexico — 6.7%
92,700	Alfa, S.A., Series A Shares	$522,173
44,214	America Movil S.A. de C.V., Series L Shares, ADR	2,595,362
29,954	Cemex S.A. de C.V., Participation Certificate, Sponsored ADR	1,197,261
59,200	Consorcio ARA, S.A. de C.V.*	219,823
107,280	Corporacion GEO, S.A. de C.V., Series B Shares*	270,244
2,077,100	Empresas ICA Sociedad Controladora S.A. de C.V.*	866,749
7,434	Fomento Economico Mexicano, S.A. de C.V., Sponsored ADR	449,162
517,887	Gruma S.A., Series B Shares	1,264,909
47,100	Grupo Aeroportuario del Sureste S.A. de C.V., ADR	1,499,664
71,800	Grupo Aeroportuario del Sureste S.A. de C.V., Series B Shares	227,136
46,245	Grupo Carso S.A. de C.V., Series A1 Shares	249,617
301,575	Grupo Financiero Banorte S.A. de C.V., Series O Shares	2,087,157
97,503	Grupo Financiero Inbursa, S.A. de C.V., Series O Shares	200,798
58,107	Grupo Mexico S.A. de C.V., Series B Shares*	337,264
27,510	Grupo Televisa S.A., Sponsored ADR	1,773,020
32,674	Telefonos de Mexico S.A. de C.V., Series L Shares, Sponsored ADR	1,281,148
60,300	Urbi, Desarrollos Urbanos, S.A. de C.V.*	312,493
21,654	Wal-Mart de Mexico S.A. de C.V., Series V Shares, Sponsored ADR	796,328

		16,150,308

Pakistan — 0.2%
17,825	Fauji Fertilizer Co. Ltd.	46,380
38,500	National Bank of Pakistan	89,794
20,500	Pakistan State Oil Co. Ltd.	142,488
106,000	Pakistan Telecommunications Co. Ltd.	121,648

		400,310

The Philippines — 0.1%
9,700	Philippine Long Distance Telephone Co., Sponsored ADR*	247,156

Poland — 1.2%
8,300	Bank Pekao S.A.	415,565
1,646	Bank Przemyslowo-Handlowy BPH	299,935
3,607	Bank Zachodni WBK S.A.	127,768
17,126	KGHM Polska Miedz S.A.*	192,493
38,760	Polski Koncern Naftowy Orlen S.A.	613,876
49,028	Powszechna Kasa Oszczednosci Bank Polski S.A.*	467,570
87,707	Telekomunikacja Polska S.A.	681,103

		2,798,310

Russia — 4.2%
8,148	AFK Sistema, Registered Shares, Sponsored ADR*	153,997
19,029	AO VimpelCom, Sponsored ADR*	763,063
22,600	Cherepovets MK Severstal	228,260
13,222	Gazprom, Registered Shares, Sponsored ADR	483,264
24,457	LUKOIL, Sponsored ADR	3,417,866
4,576	Mechel Steel Group OAO, ADR*	146,203
32,186	Mining and Metallurgical Co. Norilsk Nickel, ADR	2,124,276
19,080	Mobile TeleSystems, Sponsored ADR	764,917
66,456	Novolipetsk Iron and Steel Corp.	92,706
636	Sberbank RF	387,960
2,852	Sibirtelecom, Sponsored ADR	155,149
6,756	Surgutneftegaz, Preferred Shares, Sponsored ADR	439,140
17,730	Surgutneftegaz, Sponsored ADR	741,114

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Russia — 4.2% (continued)
237	Transneft, Preferred Shares	$222,069
1,052	Vsmpo-Avisma Corp.*	121,506

		10,241,490

South Africa — 6.9%
29,855	ABSA Group Ltd.	409,627
120,446	African Bank Investments Ltd.	361,743
115,351	Barloworld Ltd.	2,110,504
17,120	Bidvest Group Ltd.	223,430
4,374	Edgars Consolidated Stores Ltd.	224,230
278,574	FirstRand Ltd.	672,694
12,300	Impala Platinum Holdings Ltd.	1,084,888
21,208	Imperial Holdings Ltd.	388,029
30,930	JD Group Ltd.	347,018
194,058	Kumba Resources Ltd.	2,130,334
24,003	Liberty Group Ltd.	270,130
31,147	Massmart Holdings Ltd.	244,617
183,744	Metropolitan Holdings Ltd.	358,386
21,752	Mittal Steel South Africa Ltd.	240,667
93,462	MTN Group Ltd.	770,959
18,737	Naspers Ltd.	251,810
7,227	Remgro Ltd.	113,017
163,374	Sanlam Ltd.	376,464
14,816	Sappi Ltd.	200,803
68,008	Sasol Ltd.	1,713,846
247,248	Standard Bank Group Ltd.	2,742,837
250,317	Steinhoff International Holdings Ltd.	588,905
25,453	Telkom South Africa Ltd.	497,769
137,488	Truworths International Ltd.	412,927

		16,735,634

South Korea — 19.9%
7,300	Cheil Communications Inc.	1,213,630
4,580	CJ Corp.	324,236
5,890	Daelim Industrial Co., Ltd.	370,514
13,740	Hana Bank	394,433
10,550	Hanjin Shipping Co., Ltd.	316,026
9,920	Hynix Semiconductor Inc.*	149,072
17,426	Hyosung Corp.	227,939
39,484	Hyundai Department Store Co., Ltd.	1,872,681
3,250	Hyundai Mipo Dockyard Co., Ltd.	171,667
8,260	Hyundai Mobis	559,189
65,405	Hyundai Motor Co., Ltd.	3,781,278
7,700	Hyundai Motor Co., Ltd., Preferred Shares	283,704
109,622	Kookmin Bank	5,078,843
40,800	Korea Electric Power Corp.	1,120,319
58,840	KT Corp.	2,444,078
27,193	KT Corp., Sponsored ADR	631,150
16,610	KT&G Corp.	524,919
44,921	LG Chem Ltd.	2,108,125
6,259	LG Electronics Inc.	493,720
12,400	LG Electronics Inc., Preferred Shares	544,783
7,970	LG Petrochemical Co., Ltd.	218,051

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

South Korea — 19.9% (continued)
1,960	NCsoft Corp.*	$141,887
720	Nong Shim Co., Ltd.	204,893
14,190	Poongsan Corp.	211,823
15,230	POSCO	3,368,392
40,300	Samsung Corp.	643,834
24,820	Samsung Electronics Co., Ltd.	13,060,549
4,600	Samsung Electronics Co., Ltd., Preferred Shares	1,607,589
1,400	Samsung Electronics Co., Ltd., Registered Shares, GDR	362,600
5,295	Samsung Fire & Marine Insurance Co., Ltd.	433,540
20,090	Samsung SDI Co., Ltd.	2,477,399
33,830	Shinhan Financial Group Co., Ltd.	1,004,935
14,450	SK Corp.	913,315
5,910	SK Telecom Co., Ltd.	1,068,108

		48,327,221

Taiwan — 13.4%
234,260	Acer Inc.	380,757
267,522	Advanced Semiconductor Engineering Inc.*	210,952
191,366	Asustek Computer Inc.	548,168
384,850	AU Optronics Corp.	601,986
292,969	Benq Corp.	327,197
1,445,691	Cathay Financial Holding Co., Ltd.	2,931,398
385,326	China Development Financial Holding Corp.*	170,526
498,231	China Steel Corp.	593,323
2,387,465	Chinatrust Financial Holding Co., Ltd.	2,850,819
149,000	Chunghwa Telecom Co., Ltd.	306,920
184,988	Compal Electronics Inc.	178,022
173,658	Delta Electronics Inc.	304,614
148,699	Evergreen Marine Corp.	153,628
185,000	Far Eastern Department Stores Ltd.	103,605
321,988	Far Eastern Textile Ltd.	242,501
312,000	First Financial Holding Co., Ltd.*	270,126
232,503	Formosa Chemicals & Fibre Corp.	463,958
230,359	Formosa Plastics Corp.	422,609
696,598	Hon Hai Precision Industry Co., Ltd.	3,239,730
180,200	iShares MSCI Taiwan Index Fund	2,241,688
199,232	Lite-On Technology Corp.	216,097
844,000	Mega Financial Holding Co., Ltd.	570,454
399,976	Nan Ya Plastics Corp.	610,198
104,000	Nien Hsing Textile Co., Ltd.	102,427
52,000	Nien Made Enterprise Co., Ltd.	85,356
37,000	Novatek Microelectronics Corp., Ltd.	153,025
691	Pacific Electric Wire & Cable Co., Ltd.*†	0
128,000	Phoenixtec Power Co., Ltd.	147,898
180,519	Polaris Securities Co., Ltd.	98,771
122,000	Powerchip Semiconductor Corp.*	102,485
742,486	Quanta Computer Inc.	1,326,295
843,500	Siliconware Precision Industries Co.	787,303
266,701	Taishin Financial Holdings Co., Ltd.	252,366
232,600	Taiwan Cellular Corp.	250,792
216,315	Taiwan Cement Corp.	140,636
1,712,000	Taiwan Fertilizer Co., Ltd.	2,033,241
1,159,477	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	2,052,502

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

Taiwan — 13.4% (continued)
131,500	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	$1,199,280
1,528,000	Unimicron Technology Corp.	1,150,795
1,351,206	United Microelectronics Corp.*	904,573
558,001	United Microelectronics Corp., ADR*	2,064,604
135,450	Wan Hai Lines Ltd.	157,378
1,966,000	Yageo Corp.*	756,154
409,700	Yageo Corp., Sponsored GDR*	757,945
241,060	Yuanta Core Pacific Securities Co.	193,965

		32,657,067

Thailand — 4.4%
181,550	Advanced Info Service Public Co. Ltd.	522,105
114,400	Airports of Thailand Public Co. Ltd.*	142,813
816,900	Bangkok Bank Public Co. Ltd.	2,584,180
173,400	Bangkok Bank Public Co. Ltd., NVDR	503,200
432,400	Kasikornbank Public Co. Ltd., NVDR	678,275
117,000	Kim Eng Securities Thailand Public Co. Ltd.	113,176
1,295,200	Krung Thai Bank Public Co. Ltd.	338,614
4,836,300	Land and Houses Public Co. Ltd., NVDR	1,207,495
202,300	PTT Public Co. Ltd.	1,078,933
414,700	Seamico Securities Public Co. Ltd.	87,277
1,394,900	Shin Corp. Public Co. Ltd.	1,659,293
11,500	The Siam Cement Public Co. Ltd.	89,595
31,900	The Siam Cement Public Co. Ltd., NVDR	225,176
283,600	Thai Oil Public Co. Ltd.	500,471
172,500	Thai Olefins Public Co. Ltd.*	351,765
50,000	Total Access Communication Public Co. Ltd.*	177,000
1,328,000	True Corp. Public Co. Ltd.*	392,324

		10,651,692

Turkey — 3.9%
26,956	Adana Cimento Sanayii Turk Anonim Sirketi, Class A Shares*	126,554
327,406	Akbank T.A.S.	2,049,490
367	Aktas Electrik Ticaret A.S.*†	0
85,712	Denizbank A.S.*	273,634
109,894	Dogan Sirketler Grubu Holding A.S.*	318,159
39,410	Eregli Demir ve Celik Fabrikalari T.A.S.	211,235
118,335	Finansbank A.S.*	320,375
16,239	Ford Otomotiv Sanayi A.S.	144,855
97,300	Koc Holding A.S.	662,371
76,804	Tupras-Turkiye Petrol Rafinerileri A.S.	1,021,649
14,000	Turk Ekonomi Bankasi A.S.	104,617
91,713	Turk Sise ve Cam Fabrikalari A.S.	299,969
197,203	Turkcell Iletisim Hizmetleri A.S.	1,458,191
238,354	Turkiye Garanti Bankasi A.S.*	1,109,708
175,363	Turkiye Is Bankasi, Class C Shares	1,248,672

		9,349,479

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

United Kingdom — 0.6%
49,636	Anglo American PLC	$1,246,576
79,706	Old Mutual PLC	217,099

		1,463,675

	TOTAL STOCK (Cost — $152,933,319)	239,061,058

Face Amount
REPURCHASE AGREEMENT — 1.3%
$3,165,000	State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $3,165,213; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 8/15/29; Market value — $3,234,039) (Cost — $3,165,000)	3,165,000

	TOTAL INVESTMENTS — 99.7% (Cost — $156,098,319**)	242,226,058
	Other Assets in Excess of Liabilities — 0.3%	803,830

	TOTAL NET ASSETS — 100.0%	$243,029,888

(a)	All or a portion of this security is segregated for open futures contracts and/or open forward foreign currency contracts (See Notes 1 and 3).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been liquid pursuant to guidelines approved by the Board of Trustees.
*	Non-income producing security.
†	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt

Summary of Investments by Industry‡
Financials	24.1%
Information Technology	14.9
Materials	13.3
Telecommunication Services	12.7
Energy	8.9
Industrials	8.9
Consumer Discretionary	7.7
Consumer Staples	3.4
Exchanged Traded Funds	1.9
Utilities	1.7
Repurchase Agreement	1.3
Healthcare	1.2

100.0%

‡	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Government Money Investments

Face Amount	Security	Annualized Yield	Value
U.S. GOVERNMENT AGENCY DISCOUNT NOTES — 96.9%
$54,780,000	Fannie Mae Discount Notes due 3/1/05 to 5/18/05	2.38% to 2.73%	$54,700,909
3,000,000	Fannie Mae Notes due 9/6/05	2.31	2,998,854
2,800,000	Federal Farm Credit Bank Notes due 4/15/05	4.38	2,806,359
3,000,000	Federal Home Loan Bank Discount Notes due 3/9/05	2.06	2,998,626
8,550,000	Federal Home Loan Bank Notes due 8/26/05 to 9/16/05	2.49 to 2.77	8,547,577
18,000,000	Freddie Mac Discount Notes due 3/1/05 to 6/13/05	2.36 to 2.68	17,926,921

	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES (Cost — $89,979,246)		89,979,246

U.S. TREASURY OBLIGATIONS — 3.2%
3,000,000	U.S. Treasury Bills due 4/14/05 (Cost — $2,991,585)	2.34	2,991,585

	TOTAL INVESTMENTS — 100.1% (Cost — $92,970,831*)		92,970,831
	Liabilities in Excess of Other Assets — (0.1)%		(82,108)

	TOTAL NET ASSETS — 100.0%		$92,888,723

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS & AGENCIES — 33.4%

U.S. Government Obligations — 26.2%
	U.S. Treasury Notes:
$ 410,000	1.625% due 2/28/06	$403,578
3,030,000	2.750% due 6/30/06	3,005,145
540,000	2.375% due 8/31/06	531,605
7,040,000	2.500% due 9/30/06 (a)	6,934,682
1,420,000	2.500% due 10/31/06 (a)	1,397,314
470,000	2.625% due 11/15/06 (a)	463,170
8,700,000	3.000% due 12/31/06 (a)	8,617,080
9,015,000	3.125% due 1/31/07 (a)	8,943,168
160,000	2.250% due 2/15/07 (a)	156,069
120,000	3.125% due 5/15/07 (a)	118,749
5,500,000	3.375% due 2/15/08 (b)	5,444,571
375,000	3.125% due 10/15/08 (a)	365,962
210,000	2.625% due 3/15/09 (a)	200,206
80,000	4.000% due 6/15/09	80,225
5,980,000	3.625% due 7/15/09 (a)	5,903,151
3,885,000	3.500% due 8/15/09 (a)	3,816,861
3,680,000	3.625% due 1/15/10 (a)	3,619,339
7,065,000	3.500% due 2/15/10 (b)	6,911,011
4,250,000	4.375% due 8/15/12 (b)	4,294,659
4,100,000	4.250% due 8/15/14 (b)	4,063,645
1,350,000	4.250% due 11/15/14	1,337,608
9,330,000	4.000% due 2/15/15 (b)	9,064,683
	U.S. Treasury Bonds:
1,355,000	10.375% due 11/15/12	1,584,610
1,800,000	9.125% due 5/15/18	2,604,164
1,280,000	8.125% due 8/15/19 (a)	1,743,850
2,935,000	8.750% due 8/15/20	4,236,948
1,015,000	8.000% due 11/15/21 (b)	1,395,824
70,000	7.250% due 8/15/22	90,582
2,365,000	6.000% due 2/15/26 (a)	2,739,060
665,000	6.750% due 8/15/26 (a)	838,420
4,475,000	6.125% due 11/15/27 (a)	5,294,838
8,100,000	5.375% due 2/15/31 (a)	8,908,736
	U.S. Treasury Inflation-Indexed Notes:
720,768	3.375% due 1/15/07	757,679
1,725,749	3.625% due 1/15/08 (b)	1,862,800
4,842,541	0.875% due 4/15/10 (b)	4,764,988
3,792,712	1.875% due 7/15/13 (b)	3,883,236
4,727,884	2.000% due 1/15/14 (b)	4,876,557
2,493,959	2.000% due 7/15/14	2,566,538
	U.S. Treasury Inflation-Indexed Bonds:
2,241,534	2.375% due 1/15/25	2,397,917
984,101	3.875% due 4/15/29	1,349,371
	U.S. Treasury Principal Strips:
230,000	Due 8/15/26	80,725
100,000	Due 11/15/26	34,746
4,480,000	Due 5/15/30	1,338,754

		129,022,824

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value
U.S. Government Agencies — 7.2%
		Fannie Mae:
		Notes:
$3,375,000	AAA	5.500% due 2/15/06 (b)	$3,441,197
60,000	AAA	2.710% due 1/30/07	58,861
3,260,000	AAA	4.000% due 1/26/09 (b)	3,237,636
1,500,000	AAA	6.625% due 9/15/09	1,645,539
3,075,000	AAA	7.125% due 6/15/10 (b)	3,480,017
1,430,000	AAA	6.000% due 5/15/11	1,552,505
400,000	AAA	6.125% due 3/15/12	439,172
1,890,000	AAA	4.750% due 2/21/13	1,875,765
130,000	AAA	3.000% due 4/26/19 (i)	128,970
		Bonds:
725,000	AAA	1.750% due 6/16/06	708,873
230,000	AAA	3.125% due 3/16/09	220,969
		Federal Home Loan Bank, Bonds:
60,000	AAA	2.750% due 5/15/06	59,480
120,000	Aaa*	4.875% due 11/15/06	122,418
70,000	AAA	3.500% due 11/15/07	69,290
30,000	AAA	3.625% due 11/14/08	29,586
		Freddie Mac:
		Notes:
3,500,000	Aaa*	5.250% due 1/15/06 (b)	3,557,225
1,410,000	AAA	2.000% due 2/28/06	1,390,579
580,000	Aaa*	3.625% due 2/15/08	574,837
200,000	AAA	4.500% due 7/15/13	199,283
400,000	AAA	6.250% due 7/15/32 (a)	469,090
850,000	AAA	Bonds, 6.750% due 3/15/31	1,054,439
		Small Business Administration Participation Certificates:
1,765,891	NR	6.150% due 11/1/13	1,828,793
586,520	NR	6.850% due 10/1/15	615,993
1,180,946	NR	6.650% due 11/1/15 (b)	1,237,091
910,248	NR	7.700% due 7/1/16	974,056
3,356,123	NR	7.190% due 12/1/19 (b)	3,645,644
2,636,262	NR	7.590% due 1/1/20	2,897,231

			35,514,539

		TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES (Cost — $164,246,033)	164,537,363

CORPORATE BONDS & NOTES — 15.3%

Advertising — 0.0%
10,000	B	Lamar Media Corp., 7.250% due 1/1/13	10,750

Aerospace/Defense — 0.2%
295,000	BBB	Lockheed Martin Corp., Bonds, 8.500% due 12/1/29	407,023
70,000	BBB	Loral Corp., Debentures, 7.000% due 9/15/23	80,772
		Northrop Grumman Corp.:
180,000	BBB	7.125% due 2/15/11	203,671
280,000	BBB	Notes, 4.079% due 11/16/06	280,659
		Raytheon Co., Notes:
12,000	BBB-	6.750% due 8/15/07	12,720
33,000	BBB-	6.150% due 11/1/08	34,884

			1,019,729

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Agriculture — 0.1%
		Altria Group Inc.:
$300,000	BBB	Debentures, 7.750% due 1/15/27	$351,570
235,000	BBB	Notes, 7.000% due 11/4/13	258,707
		R.J. Reynolds Tobacco Holdings Inc.:
85,000	BB+	7.250% due 6/1/12	89,887
10,000	BB+	Series B, 7.750% due 5/15/06	10,450

			710,614

Airlines — 0.0%
50,000	AAA	Delta Air Lines Inc., Pass-Through Certificates, Series 02-1, 6.417% due 7/2/12	51,492
50,000	A	Southwest Airlines Co., Notes, 5.125% due 3/1/17	48,216

			99,708

Auto Manufacturers — 0.6%
		DaimlerChrysler N.A. Holding Corp.:
100,000	BBB	7.750% due 6/15/05	101,418
640,000	BBB	4.050% due 6/4/08	631,272
1,400,000	BBB	Notes, Series MTND, 3.349% due 9/26/05 (i)	1,405,505
625,000	BBB-	General Motors Corp., Debentures, 8.375% due 7/15/33 (b)	615,582
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08	105,624

			2,859,401

Banks — 1.7%
250,000	A+	American Express Centurion Bank, Notes, Series BKNT, 4.375% due 7/30/09	250,606
		Bank of America Corp.:
		Sr. Notes:
50,000	AA-	5.250% due 2/1/07	51,264
555,000	AA-	3.875% due 1/15/08	552,150
		Sub. Notes:
850,000	A+	7.800% due 2/15/10	974,601
50,000	A+	7.400% due 1/15/11	57,221
		Bank One Corp., Notes:
150,000	A+	2.625% due 6/30/08	142,594
960,000	A+	6.000% due 8/1/08	1,010,516
500,000	AAA	Depfa ACS Bank, Sr. Notes, Series DTC, 3.625% due 10/29/08	491,250
275,000	A+	Firstar Bank N.A., Sub. Notes, Series BKNT, 7.800% due 7/5/10 (i)	279,071
		HBOS Treasury Services PLC, Notes:
195,000	AA	3.600% due 8/15/07 (d)	192,773
415,000	AA	3.500% due 11/30/07 (d)	408,248
600,000	AA-	HSBC Bank USA N.A., Sr. Notes, Series BKNT, 2.590% due 9/21/07 (i)	600,775
370,000	A+	National City Bank/Cleveland OH, Notes, 3.375% due 10/15/07	364,115
10,000	BBB+	Sumitomo Mitsui Banking Corp./New York, Sub. Notes, 8.000% due 6/15/12	11,806
		SunTrust Banks Inc.:
265,000	AA-	Deposit Notes, 4.415% due 6/15/09	265,291
		Sr. Notes:
385,000	A+	3.625% due 10/15/07	379,752
145,000	A+	4.000% due 10/15/08	143,887
		US BanCorp., Sr. Notes, Series MTNN:
160,000	A+	3.950% due 8/23/07	159,911
100,000	A+	3.125% due 3/15/08	97,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Banks — 1.7% (continued)
		Wells Fargo & Co.:
$535,000	AA-	Notes, 2.590% due 9/15/09 (i)	$535,810
		Sr. Notes:
25,000	AA-	5.125% due 2/15/07	25,575
570,000	AA-	4.000% due 8/15/08	566,468
735,000	AA-	4.200% due 1/15/10	728,820
10,000	A+	Sub. Notes, 5.000% due 11/15/14	10,039

			8,299,653

Beverages — 0.1%
215,000	A+	Anheuser-Busch Cos. Inc., Notes, 4.950% due 1/15/14 (a)	219,396
155,000	A	Diageo Capital PLC, 3.375% due 3/20/08	151,653

			371,049

Chemicals — 0.0%
14,000	BB+	FMC Corp., Secured Notes, 10.250% due 11/1/09	15,925
23,000	BB	IMC Global Inc., Series B, 10.875% due 6/1/08	26,996
9,000	B+	Lyondell Chemical Co., Sr. Secured Notes, Series A, 9.625% due 5/1/07	9,900
20,000	CCC+	Rhodia S.A., Sr. Notes, 10.250% due 6/1/10 (a)	23,100

			75,921

Coal — 0.0%
14,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	15,225

Computers — 0.0%
60,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (a)	65,297

Diversified Financial Services — 4.7%
725,000	AAA	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07 (d)	745,072
200,000	AA-	Banque Paribas/New York, Sub. Notes, 6.875% due 3/1/09	218,181
80,000	A	Boeing Capital Corp., Notes, 6.500% due 2/15/12 (a)	88,621
		CIT Group Inc.:
15,000	A	Notes, 6.500% due 2/7/06	15,406
70,000	A	Sr. Notes, 7.750% due 4/2/12	81,920
10,000	BB-	Eircom Funding, 8.250% due 8/15/13	11,225
		Ford Motor Credit Co.:
100,000	BBB-	Bonds, 7.375% due 2/1/11	104,756
		Notes:
695,000	BBB-	6.875% due 2/1/06 (b)	711,587
1,210,000	BBB-	7.375% due 10/28/09	1,269,815
30,000	BBB-	7.875% due 6/15/10	32,060
1,500,000	BBB-	Series MTN, 3.100% due 7/18/05 (i)	1,500,489
85,000	BBB-	Sr. Notes, 7.250% due 10/25/11	88,622
		General Electric Capital Corp., Notes:
1,175,000	AAA	3.500% due 8/15/07	1,160,792
		Series MTNA:
105,000	AAA	3.450% due 7/16/07	103,639
3,425,000	AAA	3.450% due 1/15/08 (b)(i)	3,411,283
1,090,000	AAA	4.250% due 1/15/08	1,093,872
100,000	AAA	3.600% due 10/15/08	97,873

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Diversified Financial Services — 4.7% (continued)
		General Motors Acceptance Corp., Notes:
$2,000,000	BBB-	6.125% due 9/15/06	$2,040,058
1,925,000	BBB-	5.625% due 5/15/09 (b)	1,887,095
690,000	BBB-	6.875% due 9/15/11	685,073
150,000	BBB-	6.750% due 12/1/14	144,546
		Series MTN:
100,000	BBB-	4.750% due 5/19/05 (i)	100,329
100,000	BBB-	3.920% due 10/20/05 (i)	100,457
10,000	BBB-	4.375% due 12/10/07	9,726
135,000	A+	Goldman Sachs Group Inc., Notes, 4.750% due 7/15/13	133,036
		HSBC Finance Corp., Notes:
20,000	A	7.200% due 7/15/06	20,922
350,000	A	4.750% due 5/15/09	354,418
585,000	A	4.125% due 11/16/09	576,059
20,000	A	8.000% due 7/15/10	23,127
50,000	A	6.375% due 10/15/11	54,623
240,000	AA	Irwin Land LLC, Bonds, Series A-2, 5.300% due 12/15/35 (d)	235,061
		JPMorgan Chase & Co.:
500,000	A+	Sr. Notes, 5.250% due 5/30/07	513,625
605,000	A	Sub. Notes, 5.125% due 9/15/14	609,983
570,000	A-	JP Morgan Chase Capital XIII, Bonds, Series M, 3.500% due 9/30/34 (i)	568,845
		Lehman Brothers Holdings Inc., Notes:
350,000	A	4.000% due 1/22/08	348,525
155,000	A	7.000% due 2/1/08	166,764
310,000	AAA	MassMutual Global Funding II, Notes, 2.550% due 7/15/08 (d)	294,018
50,000	A+	Merrill Lynch & Co. Inc., Notes, Series MTNB, 2.940% due 1/30/06	49,725
		Morgan Stanley:
125,000	A+	Bonds, 5.800% due 4/1/07	129,484
390,000	A+	Notes, 3.625% due 4/1/08	383,581
205,000	A+	Unsub. Bonds, 6.100% due 4/15/06	210,414
675,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (d)	667,179
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09 (d)	324,809
1,285,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08 (d)	1,261,373
90,000	A	SLM Corp., Notes, Series CPI, 4.125% due 4/1/09 (i)	89,149
450,000	AAA	TIAA Global Markets, 3.875% due 1/22/08 (d)	446,544
225,000	AAA	USAA Capital Corp., Notes, Series MTNB, 4.000% due 12/10/07 (d)	224,527

			23,388,288

Electric — 1.0%
85,000	B+	AES Corp., Sr. Secured Notes, 8.750% due 5/15/13 (d)	97,112
30,000	BB+	Cleveland Electric Illuminating Co., Sr. Notes, 5.650% due 12/15/13	31,145
		Dominion Resources Inc., Sr. Notes:
350,000	BBB+	5.700% due 9/17/12	368,500
135,000	BBB+	Series A, 7.195% due 9/15/14	155,655
175,000	BBB+	Series D, 5.125% due 12/15/09	179,119
430,000	BBB	Duke Energy Corp., Sr. Notes, 5.625% due 11/30/12	450,300
		FirstEnergy Corp., Notes:
20,000	BB+	Series A, 5.500% due 11/15/06	20,453
40,000	BB+	Series B, 6.450% due 11/15/11	43,302
485,000	BB+	Series C, 7.375% due 11/15/31 (b)	571,552
5,000	A+	Hydro Quebec, Local Government Guaranteed, Series JL, 6.300% due 5/11/11	5,470
40,000	BBB-	Midamerican Energy Holdings Co., Sr. Notes, 5.875% due 10/1/12	42,147

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Electric — 1.0% (continued)
$110,000	A-	Niagara Mohawk Power Corp., Sr. Notes, Series G, 7.750% due 10/1/08	$122,556
17,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	21,335
		Pacific Gas & Electric Co., 1st Mortgage:
400,000	BBB	3.260% due 4/3/06 (i)	400,312
130,000	BBB	6.050% due 3/1/34	137,527
245,000	BBB	Progress Energy Florida Inc., 1st Mortgage, 5.900% due 3/1/33	261,399
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11	925,863
10,000	B	Sithe/Independence Funding, Notes, Series A, 9.000% due 12/30/13	11,061
325,000	AA-	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (d)	319,271
130,000	BBB	TXU Electric Delivery Co., Sr. Secured Notes, 6.375% due 1/15/15	142,992
230,000	BBB	TXU Energy Co. LLC, Notes, 3.420% due 1/17/06 (d)(i)	230,599
250,000	BBB+	Virginia Electric and Power Co., Notes, Series MTNF, 5.730% due 11/25/08	259,817

			4,797,487

Entertainment — 0.0%
		Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
2,000	B+	6.375% due 7/15/09	2,060
10,000	B+	8.000% due 4/1/12 (a)	10,912

			12,972

Environmental Control — 0.1%
		Waste Management Inc.:
185,000	BBB	6.375% due 11/15/12	202,519
40,000	BBB	7.375% due 5/15/29	47,055
100,000	BBB	7.750% due 5/15/32	125,134

			374,708

Food — 0.2%
245,000	BBB	Cadbury Schweppes US Finance LLC, Notes, 3.875% due 10/1/08 (d)	241,292
255,000	BBB+	General Mills Inc., Notes, 5.125% due 2/15/07	260,398
340,000	BBB+	Kraft Foods Inc., Notes, 5.625% due 11/1/11	358,207
70,000	A-	Nabisco Inc., Debentures, 7.550% due 6/15/15	84,177
		Smithfield Foods Inc., Sr. Notes:
10,000	BB	7.000% due 8/1/11	10,800
20,000	BB	Series B, 8.000% due 10/15/09	22,250

			977,124

Forest Products & Paper — 0.2%
5,000	BB+	Cascades Inc., Sr. Notes, 7.250% due 2/15/13	5,350
		Georgia-Pacific Corp.:
56,000	BB+	8.875% due 2/1/10	65,520
		Debentures:
1,000	BB+	9.500% due 12/1/11	1,251
4,000	BB+	7.700% due 6/15/15	4,670
1,000	BB+	Notes, 8.125% due 5/15/11	1,162
210,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	217,661
715,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	802,000

			1,097,614

Healthcare-Products — 0.0%
120,000	A-	Boston Scientific Corp., Notes, 5.450% due 6/15/14	124,549

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Healthcare-Services — 0.4%
		HCA Inc.:
$120,000	BB+	Debentures, 7.190% due 11/15/15	$127,285
		Sr. Notes:
30,000	BB+	7.875% due 2/1/11	33,243
740,000	BB+	5.750% due 3/15/14 (b)	726,947
6,000	BBB	Manor Care Inc., Sr. Notes, 7.500% due 6/15/06	6,248
		Tenet Healthcare Corp.:
121,000	B	Notes, 7.375% due 2/1/13	115,252
		Sr. Notes:
76,000	B	6.375% due 12/1/11	70,680
500,000	B	9.875% due 7/1/14 (d)	535,000
150,000	BBB+	WellPoint Inc., Bonds, 5.950% due 12/15/34 (d)	154,562

			1,769,217

Holding Companies-Diversified — 0.0%
10,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	11,175

Home Builders — 0.0%
10,000	BB	Beazer Homes USA Inc., 8.375% due 4/15/12	11,037
8,000	BB-	Schuler Homes Inc., 10.500% due 7/15/11	9,040

			20,077

Household Products/Wares — 0.1%
500,000	A-	Clorox Co., Notes, 2.544% due 12/14/07 (d)(i)	500,430

Insurance — 0.5%
300,000	AA	Allstate Financial Global Funding, Bonds, 6.150% due 2/1/06 (d)	306,939
		Berkshire Hathaway Finance Corp.:
500,000	AAA	Notes, 3.400% due 7/2/07 (d)	495,009
		Sr. Notes:
255,000	AAA	2.660% due 1/11/08 (d)(i)	255,018
405,000	AAA	4.125% due 1/15/10 (d)	400,552
125,000	BBB	Marsh & McLennan Cos. Inc., Sr. Notes, 5.375% due 3/15/07	127,542
200,000	AA	Monumental Global Funding II, Notes, 4.375% due 7/30/09 (d)	198,039
200,000	AA	Monumental Global Funding III, Notes, 5.200% due 1/30/07 (d)	204,658
195,000	AA	Protective Life Secured Trust, Notes, Series MTN, 3.700% due 11/24/08	192,396
125,000	A	XL Capital Ltd., Sr. Notes, 6.375% due 11/15/24	131,773

			2,311,926

Lodging — 0.1%
11,000	BB+	Caesars Entertainment Inc., Sr. Notes, 8.500% due 11/15/06	11,811
28,000	BB+	Harrah's Operating Co. Inc., 7.875% due 12/15/05	28,945
10,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 5/15/08	10,872
5,000	B+	HMH Properties Inc., Series B, 7.875% due 8/1/08	5,162
		Mandalay Resort Group:
20,000	BB+	Debentures, 7.000% due 11/15/36 (a)	21,300
10,000	BB+	Sr. Notes, 9.500% due 8/1/08	11,375
		MGM Mirage:
6,000	BB-	9.750% due 6/1/07	6,675
35,000	BB+	8.500% due 9/15/10	40,163
50,000	BB+	Sr. Notes, 6.750% due 9/1/12	53,125
30,000	BB+	Starwood Hotels & Resorts Worldwide Inc., 7.375% due 5/1/07	32,025
28,000	BB-	Station Casinos Inc., Sr. Notes, 6.000% due 4/1/12	29,155

			250,608

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Machinery-Constriction & Mining — 0.0%
$5,000	B	Terex Corp., 7.375% due 1/15/14	$5,287

Machinery-Diversified — 0.0%
20,000	BB-	AGCO Corp., 9.500% due 5/1/08	21,150
14,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	15,470

			36,620

Media — 1.1%
		Comcast Corp.:
190,000	BBB	5.500% due 3/15/11	197,962
640,000	BBB	6.500% due 1/15/15	705,924
260,000	BBB	7.050% due 3/15/33	303,455
395,000	BBB	Comcast MO of Delaware Inc., Sr. Notes, 8.300% due 5/15/06	413,848
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	156,697
		CSC Holdings Inc.:
4,000	BB-	Debentures, 7.875% due 2/15/18	4,760
40,000	BB-	Sr. Notes, Series B, 7.625% due 4/1/11	44,700
		Echostar DBS Corp.:
50,000	BB-	6.625% due 10/1/14 (d)	51,625
6,000	BB-	Sr. Notes, 5.810% due 10/1/08 (i)	6,210
12,000	B+	Entercom Radio LLC/Entercom Capital Inc., 7.625% due 3/1/14	12,900
475,000	BBB+	Historic TW Inc., Notes, 8.180% due 8/15/07	517,823
445,000	BBB-	Liberty Media Corp., Sr. Notes, 3.990% due 9/17/06 (i)	450,589
		News America Inc.:
315,000	BBB-	7.625% due 11/30/28	378,512
110,000	BBB-	Bonds, 6.200% due 12/15/34 (d)	113,846
5,000	B	Sun Media Corp., 7.625% due 2/15/13 (a)	5,425
125,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	149,038
50,000	BBB+	Time Warner Entertainment Co. L.P., Sr. Notes, 8.375% due 7/15/33	65,234
		Time Warner Inc.:
275,000	BBB+	6.875% due 5/1/12	308,611
410,000	BBB+	7.700% due 5/1/32	507,173
280,000	BBB+	Turner Broadcasting System Inc., Sr. Notes, 8.375% due 7/1/13 (a)	341,261
		Viacom Inc.:
685,000	A-	6.400% due 1/30/06	701,535
30,000	A-	5.625% due 8/15/12	31,404
75,000	A-	7.875% due 7/30/30	94,311
75,000	BBB+	Walt Disney Co., Sr. Notes, Series MTN, 6.200% due 6/20/14 (a)	82,175

			5,645,018

Mining — 0.0%
100,000	A	Corp. Nacional del Cobre de Chile — CODELCO, Sr. Notes, 4.750% due 10/15/14 (d)	96,924

Miscellaneous Manufacturing — 0.2%
170,000	AAA	General Electric Co, Notes, 5.000% due 2/1/13	172,824
22,000	BB+	SPX Corp., Sr. Notes, 7.500% due 1/1/13	24,640
		Tyco International Group S.A.:
220,000	BBB	6.375% due 10/15/11	240,145
420,000	BBB	6.000% due 11/15/13	451,601
26,000	BBB	7.000% due 6/15/28	30,418

			919,628

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Oil & Gas — 1.1%
$275,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	$322,709
500,000	BBB+	Anadarko Finance Co., Series B, 7.500% due 5/1/31	628,372
70,000	A-	Apache Corp., Notes, 6.250% due 4/15/12 (a)	77,082
370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15 (a)	356,110
		Atlantic Richfield Co.:
755,000	AA+	Debentures, 9.125% due 3/1/11 (b)	928,877
40,000	AA+	Notes, 5.900% due 4/15/09	42,459
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06	19,644
		Chesapeake Energy Corp.:
5,000	BB-	9.000% due 8/15/12	5,725
40,000	BB-	Sr. Notes, 6.375% due 6/15/15 (d)	42,500
380,000	AA	ChevronTexaco Capital Co., 3.500% due 9/17/07	376,291
		Conoco Funding Co.:
50,000	A-	5.450% due 10/15/06	51,287
80,000	A-	7.250% due 10/15/31	100,298
405,000	A-	ConocoPhillips Holding Co., Sr. Notes, 6.950% due 4/15/29	491,244
400,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	521,106
295,000	BBB	Devon Financing Corp. ULC, 7.875% due 9/30/31	379,590
		EnCana Corp., Bonds:
190,000	A-	6.300% due 11/1/11	207,381
75,000	A-	6.500% due 8/15/34	83,953
11,000	BB-	Grant Prideco Escrow Corp., 9.000% due 12/15/09	12,155
		Morgan Stanley Bank AG for OAO Gazprom, Notes:
10,000	BB-	9.625% due 3/1/13 (d)	11,962
40,000	BB-	9.625% due 3/1/13	47,828
125,000	BBB+	Occidental Petroleum Corp., Sr. Notes, 6.750% due 1/15/12	140,415
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22 (d)	12,585
30,000	B+	Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	29,550
125,000	BBB-	Pioneer Natural Resources Co., Sr. Notes, 5.875% due 7/15/16	130,580
100,000	BB-	Pride International Inc., Sr. Notes, 7.375% due 7/15/14	111,750
90,000	AAA	Seariver Maritime Inc., zero coupon due 9/1/12	61,432
		Vintage Petroleum Inc.:
30,000	BB-	Sr. Notes, 8.250% due 5/1/12	33,225
10,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	10,775
40,000	BB+	Western Oil Sands Inc., Sr. Secured Notes, 8.375% due 5/1/12	47,423
30,000	BBB-	XTO Energy Inc., Sr. Notes, 6.250% due 4/15/13	32,694

			5,317,002

Packaging & Containers — 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Sub. Notes, 9.875% due 10/15/14 (d)	10,825

Pharmaceuticals — 0.1%
40,000	BB+	AmerisourceBergen Corp., Sr. Notes, 8.125% due 9/1/08	44,200
200,000	AA-	Merck & Co. Inc., Notes, 4.375% due 2/15/13	194,602
49,000	BB+	Omnicare Inc., Series B, 8.125% due 3/15/11	52,430
100,000	A-	Schering-Plough Corp., Sr. Notes, 6.750% due 12/1/33	114,249

			405,481

Pipelines — 0.2%
110,000	CCC+	Dynegy Holdings Inc., Sr. Notes, 8.750% due 2/15/12 (a)	112,200
		El Paso Corp., Sr. Notes, Series MTN:
200,000	CCC+	7.800% due 8/1/31	201,500
95,000	CCC+	7.750% due 1/15/32 (a)	96,188

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Pipelines — 0.2% (continued)
$10,000	B-	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	$11,675
20,000	B-	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	22,900
		Williams Cos. Inc.:
95,000	B+	Debentures, Series A, 7.500% due 1/15/31	108,062
		Notes:
30,000	B+	7.750% due 6/15/31	34,800
385,000	B+	8.750% due 3/15/32	488,950

			1,076,275

Real Estate — 0.4%
325,000	BBB+	Archstone-Smith Operating Trust, Notes, 3.000% due 6/15/08	311,497
225,000	BBB+	AvalonBay Communities Inc., Notes, Series MTN, 5.000% due 8/1/07	228,295
485,000	BBB+	CPG Partners L.P., Notes, 3.500% due 3/15/09	461,589
115,000	BBB+	EOP Operating L.P., 4.750% due 3/15/14	111,248
650,000	BBB+	ERP Operating L.P., Notes, 6.625% due 3/15/12	716,947
19,000	BB-	Forest City Enterprises Inc., Sr. Notes, 6.500% due 2/1/17	19,166
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	10,437
		Host Marriott L.P.:
2,000	B+	Series G, 9.250% due 10/1/07	2,212
20,000	B+	Series I, 9.500% due 1/15/07	21,700
10,000	BB-	La Quinta Properties Inc., Sr. Notes, 7.000% due 8/15/12	10,575
325,000	BB+	The Rouse Co., Notes, 5.375% due 11/26/13	309,516
		Ventas Realty L.P.:
10,000	BB	8.750% due 5/1/09	11,150
30,000	BB	9.000% due 5/1/12	34,950

			2,249,282

Regional Authority — 0.4%
170,000	AA	Province of Ontario, Notes, 3.500% due 9/17/07	167,949
125,000	A+	Province of Quebec, Notes, 5.000% due 7/17/09(a)	128,749
1,340,000	AAA	Tennessee Valley Authority, Bonds, Series A, 6.790% due 5/23/12	1,523,769

			1,820,467

Retail — 0.2%
		Target Corp., Notes:
300,000	A+	5.400% due 10/1/08	313,248
70,000	A+	5.875% due 3/1/12	75,523
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08	565,701

			954,472

Telecommunications — 1.5%
		AT&T Wireless Services Inc.:
55,000	A	Notes, 8.125% due 5/1/12	65,621
45,000	A	Sr. Notes, 7.350% due 3/1/06	46,583
70,000	A	BellSouth Corp., Notes, 4.750% due 11/15/12	69,843
		British Telecommunications PLC:
10,000	A-	Bonds, 8.875% due 12/15/30	13,710
295,000	A-	Notes, 8.375% due 12/15/10	348,329
96,000	B-	Cincinnati Bell Inc., Sr. Notes, 7.000% due 2/15/15 (d)	96,960
		Deutsche Telekom International Finance B.V.:
140,000	A-	5.250% due 7/22/13	143,290
185,000	A-	8.750% due 6/15/30	250,079

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value

Telecommunications — 1.5% (continued)
$21,000	B+	MCI Inc., Sr. Notes, 6.908% due 5/1/07	$21,525
		Nextel Communications Inc., Sr. Notes:
15,000	BB	5.950% due 3/15/14	15,656
50,000	BB	7.375% due 8/1/15	55,000
30,000	B	Qwest Capital Funding Inc., 7.750% due 2/15/31	27,637
20,000	B	Qwest Communications International, Sr. Notes, 7.500% due 2/15/11 (d)	20,650
40,000	BB	Rogers Wireless Communications Inc., Secured, 7.500% due 3/15/15	44,000
		SBC Communications Inc.:
50,000	A	Bonds, 6.450% due 6/15/34	53,938
		Notes:
1,600,000	A	4.206% due 6/5/05 (d)	1,604,790
150,000	A	4.125% due 9/15/09	147,594
180,000	A	5.100% due 9/15/14	180,212
		Sprint Capital Corp.:
760,000	BBB-	6.000% due 1/15/07	785,748
100,000	BBB-	6.125% due 11/15/08	105,579
		Telecom Italia Capital S.A.:
30,000	BBB+	5.250% due 11/15/13	30,302
240,000	BBB+	4.950% due 9/30/14 (d)	235,616
250,000	BBB+	6.000% due 9/30/34 (d)	252,693
225,000	A	Telefonica Europe BV, 7.750% due 9/15/10	259,392
		Verizon Global Funding Corp., Notes:
55,000	A+	6.875% due 6/15/12	61,853
445,000	A+	7.375% due 9/1/12	515,385
55,000	A+	7.750% due 12/1/30	68,704
115,000	A+	Verizon Maryland Inc., Bonds, 5.125% due 6/15/33	103,791
590,000	A+	Verizon New Jersey Inc., Debentures, Series A, 5.875% due 1/17/12	623,043
700,000	A3*	Verizon Wireless Capital LLC, Notes, 2.930% due 5/23/05 (d)(i)	700,007
		Vodafone Group PLC:
390,000	A	Notes, 3.950% due 1/30/08	387,935
160,000	A	Sr. Notes, 7.750% due 2/15/10	183,221

			7,518,686

Transportation — 0.1%
300,000	BBB+	Burlington Northern Santa Fe Corp., Notes, 7.875% due 4/15/07	322,465
15,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (d)	16,294
20,000	BBB	Norfolk Southern Corp., Sr. Notes, 6.750% due 2/15/11	22,180
19,000	BB-	Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11	21,993
45,000	BBB	Union Pacific Corp., Notes, 6.650% due 1/15/11	49,525

			432,457

		TOTAL CORPORATE BONDS & NOTES (Cost — $74,669,894)	75,651,946

MUNICIPAL BOND INVESTMENTS — 0.2%
210,000	AA	Illinois State GO, 5.100% due 6/1/33	204,263
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon due 6/30/09	498,312
345,000	AA	Texas State Public Finance Authority Revenue, 3.125% due 6/15/07	338,611

		TOTAL MUNICIPAL BOND INVESTMENTS (Cost — $1,029,765)	1,041,186

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value
ASSET-BACKED SECURITIES — 6.5%
		ACE Securities Corp.:
$911,520	AAA	3.140% due 11/25/33 (i)	$914,462
633,791	AAA	2.760% due 4/25/34 (i)	634,187
800,000	AAA	American Express Credit Account Master Trust, 2.730% due 4/15/08 (i)	801,159
1,077,760	AAA	AmeriCredit Automobile Receivables Trust, 5.010% due 7/14/08	1,088,772
413,394	AAA	Bayview Financial Acquisition Trust, 3.170% due 9/28/43 (i)	415,009
1,500,000	AAA	Bear Stearns Asset Backed Securities Inc., 3.170% due 9/25/34 (i)	1,513,063
		Capital Auto Receivables Asset Trust:
788,171	AAA	3.580% due 10/16/06	790,277
1,825,000	AAA	3.350% due 2/15/08	1,809,902
1,455,457	AAA	2.640% due 3/17/08	1,447,758
		Chase Funding Mortgage Loan Asset-Backed Certificates:
11,868	AAA	2.900% due 5/25/32 (i)	11,895
13,415	AAA	2.970% due 8/25/32 (i)	13,433
100,000	AAA	Chase USA Master Trust, 2.760% due 4/15/09 (i)	100,027
		Countrywide Asset-Backed Certificates:
1,386,810	AAA	2.870% due 12/25/18 (i)	1,387,780
10,661	AAA	2.890% due 12/25/31 (i)	10,674
28,265	AAA	3.020% due 5/25/32 (i)	28,318
744,053	AAA	2.950% due 6/25/33 (i)	746,541
1,497,187	AAA	3.030% due 12/25/34 (d)(i)	1,497,187
		Countrywide Home Equity Loan Trust:
11,701	AAA	2.830% due 4/15/27 (i)	11,720
20,860	AAA	2.830% due 5/15/28 (i)	20,888
1,900,000	AAA	Daimler Chrysler Auto Trust, 3.280% due 12/8/09 (b)	1,863,785
4,628	AAA	Delta Funding Home Equity Loan Trust, 3.190% due 2/15/31 (i)	4,640
		EMC Mortgage Loan Trust:
156,019	AAA	3.200% due 8/25/40 (i)	156,799
32,096	AAA	3.300% due 2/25/41 (i)	32,096
1,850,000	AAA	Ford Credit Auto Owner Trust, 2.930% due 3/15/08	1,831,217
1,158,543	AAA	Honda Auto Receivables Owner Trust, 4.490% due 9/17/07	1,165,433
140,000	AAA	M&I Auto Loan Trust, 2.310% due 2/20/08	138,897
		MBNA Credit Card Master Note Trust:
1,575,000	AAA	2.700% due 9/15/09	1,537,102
1,775,000	AAA	2.650% due 11/15/10	1,694,807
309,810	AAA	Merrill Lynch Mortgage Investors Inc., 3.010% due 11/25/33 (i)	310,222
		Nissan Auto Receivables Owner Trust:
1,319,387	AAA	1.890% due 12/15/06	1,315,338
1,300,000	AAA	3.330% due 1/15/08	1,298,462
		Option One Mortgage Loan Trust:
17,106	AAA	3.050% due 11/25/32 (i)	17,182
55,112	AAA	3.070% due 2/25/33 (i)	55,319
100,000	AAA	Public Service New Hampshire Funding LLC, 6.480% due 5/1/15	109,480
937,043	AAA	Renaissance Home Equity Loan Trust, 2.850% due 3/25/34 (i)	937,948
		Residential Asset Mortgage Products Inc.:
1,284,111	AAA	2.980% due 6/25/30 (i)	1,285,603
95,272	AAA	2.980% due 5/25/33 (i)	95,562
816,374	AAA	Residential Asset Securities Corp., 3.060% due 1/25/33 (i)	819,815
		SLM Student Loan Trust:
881,956	AAA	2.510% due 6/15/10 (i)	881,396
1,484,860	AAA	2.530% due 12/17/12 (i)	1,485,688
986,092	AAA	Structured Asset Investment Loan Trust, 2.990% due 6/25/33 (i)	989,564

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Rating(c)	Security	Value
ASSET-BACKED SECURITIES — 6.5% (continued)
		Structured Asset Securities Corp.:
$ 576,100	AAA	3.357% due 4/25/31 (d)	$529,942
23,093	AAA	3.150% due 8/25/32 (i)	23,125

		TOTAL ASSET-BACKED SECURITIES (Cost — $32,037,942)	31,822,474

MORTGAGE-BACKED SECURITIES — 30.1%

Federal Home Loan Mortgage Corp. (FHLMC) — 2.3%
		FHLMC:
37,827		10.000% due 4/1/09-10/1/09	40,486
16,837		10.250% due 5/1/09-2/1/10	18,174
18,388		9.000% due 8/1/09-7/1/11	19,416
33,966		11.500% due 10/1/15	37,954
660		7.500% due 7/1/16	702
43,609		9.500% due 10/1/08-8/1/16	47,329
212,056		8.000% due 8/1/08-6/1/17	227,754
397,691		8.500% due 12/1/06-7/1/17	427,431
296,060		4.368% due 12/1/34 (i)	295,122
265,057		4.088% due 1/1/35 (i)	263,625
478,006		4.104% due 1/1/35 (i)	475,848
		FHLMC Gold:
6,638		9.500% due 4/1/10	7,148
251,621		7.000% due 5/1/12-8/1/12	265,466
69,096		8.000% due 8/1/09-8/1/12	73,233
351,158		6.500% due 7/1/14	361,257
86,124		8.500% due 9/1/08-2/1/18	92,089
3,185,520		5.500% due 10/1/13-7/1/18	3,269,955
35,899		4.500% due 8/1/18	35,555
87,619		5.000% due 10/1/33	86,723
4,895,042		6.000% due 5/1/16-5/1/34 (b)	5,061,916

			11,107,183

Federal National Mortgage Association (FNMA) — 14.1%
		FNMA:
1,573,491		6.225% due 7/1/08	1,642,384
861,889		5.572% due 12/1/11	899,116
18,004		10.750% due 10/1/12	19,430
807		12.500% due 6/1/15	820
59,228		8.500% due 6/1/06-6/1/17	61,870
25,527		8.000% due 8/1/17	27,830
70,028		9.000% due 3/1/08-3/1/18	73,363
48,398		9.500% due 11/1/09-1/1/21	51,660
5,172		10.000% due 1/1/21	5,830
82,185		6.418% due 1/1/30 (i)	83,081
56,548		6.565% due 3/1/30 (i)	56,258
1,209,024		7.000% due 9/1/26-2/1/33	1,276,830
1,186,659		4.018% due 4/1/34 (i)	1,186,120
696,753		4.224% due 12/1/34 (i)	697,394
696,708		4.262% due 12/1/34 (i)	698,595
9,194,176		5.500% due 12/1/08-12/1/34	9,397,978
600,000		4.332% due 1/1/35 (i)	592,224
1,300,000		4.550% due 1/1/35 (i)	1,307,339

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value

Federal National Mortgage Association (FNMA) — 14.1% (continued)
$1,095,597	4.885% due 1/1/35 (i)	$1,114,017
9,779,173	4.500% due 1/1/20-3/14/35 (f)(i)	9,475,383
19,179,831	5.000% due 2/1/18-3/14/35 (f)	19,043,655
9,318,393	6.000% due 4/1/16-3/14/35 (f)	9,575,507
11,172,478	6.500% due 11/1/23-3/14/35 (f)(g)	11,645,536
391,406	6.167% due 4/1/40 (i)	400,274

		69,332,494

Government National Mortgage Association (GNMA) — 3.0%
	GNMA I:
491,384	6.500% due 6/15/08	512,275
13,812	11.000% due 7/15/10-9/15/10	15,241
32,505	9.500% due 12/15/16-8/15/19	36,528
74,868	9.000% due 7/15/30-9/15/30	82,688
159,587	8.500% due 5/15/17-11/15/30	174,167
54,813	4.500% due 9/15/33	53,332
773,218	6.000% due 12/15/33	799,244
7,300,000	5.000% due 3/22/35 (f)(g)	7,261,222
3,770,486	5.500% due 12/15/32-3/22/35 (f)	3,831,173
	GNMA II:
141,445	8.500% due 6/20/16-1/20/17	153,830
83,432	9.000% due 4/20/17-11/20/21	92,263
174,950	4.125% due 10/20/27 (i)	177,571
7,000	8.000% due 3/20/30	7,553
615,343	3.375% due 2/20/26-5/20/30 (i)	626,438
1,226,696	3.750% due 5/20/34 (i)	1,214,464

		15,037,989

Collateralized Mortgage Obligations (CMOs) — 10.7%
1,010,000	Banc of America Commercial Mortgage Inc., 6.503% due 4/15/36	1,106,252
23,854	Banc of America Funding Corp., 6.000% due 5/20/33	24,031
558,054	Bank of America Alternative Loan Trust, 5.000% due 7/25/19	551,289
	Bear Stearns Adjustable Rate Mortgage Trust:
344,377	6.071% due 10/25/32 (i)	352,295
197,953	5.639% due 2/25/33 (i)	197,595
1,025,000	Bear Stearns Commercial Mortgage Securities, 4.825% due 11/11/41	1,019,596
423,623	Capco America Securitization Corp., 5.860% due 10/15/30	432,789
	Chase Commercial Mortgage Securities Corp.:
2,000,000	7.370% due 6/19/29	2,131,587
900,000	7.319% due 10/15/32	1,013,747
	Commercial Mortgage Acceptance Corp.:
1,524,684	6.030% due 9/15/30	1,582,350
100,000	6.570% due 12/15/30	105,317
920,000	Commercial Mortgage Asset Trust, 7.546% due 11/17/32 (i)	1,025,959
	Countrywide Home Loan Mortgage Pass Through Trust:
1,500,000	2.950% due 3/25/35 (i)	1,500,000
1,500,000	2.547% due 4/25/35 (i)	1,500,000
42,690	CS First Boston Mortgage Securities Corp., 6.500% due 4/25/16	42,724
183,009	Deutsche Mortgage and Asset Receiving Corp., 6.538% due 6/15/31	192,679
1,471,514	Downey Savings & Loan Association Mortgage Loan Trust, 2.998% due 11/19/44 (i)	1,474,300

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value

Collateralized Mortgage Obligations (CMOs) — 10.7% (continued)
	Fannie Mae:
$ 270,000	5.000% due 3/25/18	$269,566
136,141	5.500% due 10/18/27	138,546
222,111	3.100% due 10/25/30 (i)	223,513
1,818,775	5.500% due 10/25/30	1,851,843
1,380,280	5.500% due 11/25/30	1,412,596
406,513	2.990% due 5/18/32 (i)	408,876
595,215	6.500% due 7/25/34	624,816
760,000	5.500% due 2/25/35	775,510
	Fannie Mae Grantor Trust:
940,000	5.763% due 12/25/11	1,004,391
588,750	4.484% due 1/25/28 (i)	598,345
284,981	3.310% due 2/25/32	281,941
810,000	First Union — Lehman Brothers — Bank of America, 6.560% due 11/18/35	859,887
	Freddie Mac:
1,030,337	6.500% due 8/15/17	1,035,260
600,000	5.000% due 12/15/17	601,398
29,908	21.546% due 2/15/24 (e)(i)	13,036
108,385	6.500% due 2/15/30	108,848
	GMAC Commercial Mortgage Securities Inc.:
200,000	6.700% due 5/15/30	212,435
892,408	7.179% due 8/15/36	983,117
	Government National Mortgage Association:
918,226	6.000% due 6/20/15	951,051
385,883	3.140% due 12/16/25 (i)	388,968
305,015	2.990% due 3/16/32 (i)	306,714
	GS Mortgage Securities Corp. II:
300,000	6.624% due 5/3/18 (d)	329,915
1,348,678	6.135% due 10/18/30	1,418,556
	Impac CMB Trust:
1,093,915	2.920% due 6/25/32 (i)	1,095,249
84,921	3.050% due 3/25/33 (i)	85,206
1,234,846	Impac Secured Assets CMN Owner Trust, 2.850% due 11/25/34 (i)	1,233,437
1,526,548	Indymac Index Mortgage Loan Trust, 5.149% due 2/25/35 (b)(i)	1,545,630
635,000	JP Morgan Chase Commercial Mortgage Securities Corp., 4.985% due 1/12/37	644,062
478,626	LB Commercial Conduit Mortgage Trust, 7.105% due 10/15/32	499,169
	LB-UBS Commercial Mortgage Trust:
801,052	6.410% due 12/15/19	838,034
1,150,000	4.187% due 8/15/29	1,141,602
1,050,027	Merrill Lynch Mortgage Investors Inc., 6.540% due 12/10/29	1,103,867
81,303	Nationslink Funding Corp., 6.867% due 1/22/26	87,674
200,000	Nomura Asset Securities Corp., 7.120% due 4/13/39	207,204
26,129	Ocwen Residential MBS Corp., 7.000% due 10/25/40 (d)(i)	26,387
574,663	Residential Asset Mortgage Products Inc., 7.500% due 7/25/32	606,988
7,170	Ryland Mortgage Securities Corp., 4.538% due 10/25/31 (i)	7,161
	Small Business Administration:
1,626,706	7.540% due 8/10/09	1,744,247
2,108,336	8.017% due 2/10/10	2,278,496
2,254,456	Participation Certificates, 5.080% due 11/1/22	2,293,470
1,935,948	Structured Adjustable Rate Mortgage Loan Trust, 4.890% due 6/25/34 (i)	1,915,974
153,771	Structured Asset Securities Corp., 6.150% due 7/25/32 (i)	154,636

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount			Security	Value

Collateralized Mortgage Obligations (CMOs) — 10.7% (continued)
			Washington Mutual, Inc.:
$ 2,614,191			2.920% due 12/25/27 (b)(i)	$2,613,859
1,462,430			2.953% due 10/25/44 (b)(i)	1,463,748
115,304			MSC Mortgage Pass-Through Certificates, 6.295% due 7/25/32 (b)(i)	115,824
1,892,386			Wells Fargo Mortgage Backed Securities Trust, 4.534% due 6/25/34 (b)(i)	1,875,792

				52,629,354

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $147,980,298)	148,107,020

Face Amount‡		Rating(c)
SOVEREIGN BONDS & NOTES — 3.9%

Brazil — 0.6%
			Federative Republic of Brazil:
			Bonds:
190,000		BB-	10.125% due 5/15/27	212,325
238,235		BB-	DCB, Series L, 3.125% due 4/15/12 (i)	230,493
233,968		BB-	Series C, 8.000% due 4/15/14	238,354
30,000		BB-	Notes, 12.000% due 4/15/10	36,645
1,500,000		BB-	Unsub. Bonds, 11.000% due 8/17/40 (a)	1,737,750
510,000		BB-	Unsub. Notes, 14.500% due 10/15/09	676,387

				3,131,954

Bulgaria — 0.1%
			Republic of Bulgaria, Bonds:
121,000		BBB-	8.250% due 1/15/15 (d)	152,460
180,000		BBB-	8.250% due 1/15/15	226,800

				379,260

Colombia — 0.1%
			Republic of Colombia:
190,000		BB	Bonds, 11.750% due 2/25/20	240,350
195,000		BB	Notes, 10.500% due 7/9/10 (a)	226,005

				466,355

France — 0.5%
			Republic of France, Bonds:
100,000	EUR	AAA	5.750% due 10/25/32	166,974
600,000	EUR	AAA	4.750% due 4/25/35	874,723
1,000,000	EUR	AAA	4.000% due 4/25/55	1,283,657

				2,325,354

Germany — 0.3%
1,200,000EUR		AAA	Deutsche Bundesrepublik, Bonds, 4.500% due 1/4/13	1,700,073

Hong Kong — 0.2%
1,000,000		A+	Hong Kong Special Administrative Region Government, Notes, 5.125% due 8/1/14 (d)	1,022,131

Italy — 0.0%
55,000		AA-	Republic of Italy, Notes, Series DTC, 4.375% due 10/25/06	55,486

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount‡	Rating(c)	Security	Value

Mexico — 0.8%
		United Mexican States:
550,000	BBB	Bonds, 11.500% due 5/15/26 (a)	$864,875
		Notes:
620,000	BBB	8.375% due 1/14/11	723,385
695,000	BBB	8.125% due 12/30/19	831,915
		Series MTNA:
250,000	BBB	8.000% due 9/24/22 (a)	295,375
1,100,000	BBB	7.500% due 4/8/33	1,225,400

			3,940,950

Panama — 0.1%
		Republic of Panama, Bonds:
190,000	BB	9.625% due 2/8/11	225,625
135,000	BB	10.750% due 5/15/20 (a)	176,175

			401,800

Peru — 0.1%
		Republic of Peru, Bonds:
264,000	BB	8.750% due 11/21/33 (i)	252,780
210,000	BB	PDI, 5.000% due 3/7/17	229,163

			481,943

Russia — 0.8%
		Russian Federation, Unsub. Bonds:
600,000	BBB-	8.750% due 7/24/05	612,120
3,330,000	BBB-	Step bond to yield 3.906% due 3/31/30 (b)(i)	3,501,703

			4,113,823

South Africa — 0.3%
1,400,000	BBB	Republic of South Africa, Notes, 6.500% due 6/2/14	1,536,500

South Korea — 0.0%
20,000	A-	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14 (d)	20,242

		TOTAL SOVERIGN BONDS & NOTES (Cost — $18,359,564)	19,575,871

Shares
PREFERRED STOCK — 0.0%
20		Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08	21,450
100		Home Ownership Funding CP II, 13.338% (d)(i)	39,269
35		McLeodUSA Inc, Series A, 2.500% due 4/18/12	76

		TOTAL PREFERRED STOCK (Cost — $89,818)	60,795

Warrants
WARRANTS — 0.0%
77		McLeodUSA Inc., Expire 4/16/07@ (Cost — $0)	8

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Contracts		Security	Value
PURCHASED OPTIONS — 0.0%
46		Euro Dollar Future, Put @ 94.75, Expire 9/5/05	$288
70		Euro Dollar Future, Put @ 92.50, Expire 3/13/06	700

		TOTAL PURCHASED OPTIONS (Cost — $1,160)	988

		SUB-TOTAL INVESTMENTS (Cost — $438,414,474)	440,797,651

Face Amount
SHORT-TERM INVESTMENTS — 25.8%
COMMERCIAL PAPER — 12.1%
$2,100,000		ANZ Delaware Inc., 2.570% due 4/7/05(b)	2,094,453
1,900,000		Barclays U.S. Funding LLC, 5.215% due 4/5/05 (b)	1,891,147
3,400,000		CBA Delaware Finance, 5.100% due 3/15/05 (b)	3,387,170
4,100,000		Danske Corp., 5.025% due 4/1/05 (b)	4,091,510
400,000		DNB NOR Bank ASA, 2.655% due 4/25/05	398,378
360,000		Federal National Mortgage Association (FNMA), 1.100% due 4/1/05 (h)	359,394
700,000		Ford Motor Credit Co., 2.480% due 4/4/05 (b)	698,360
600,000		General Electric Capital Corp., 2.420% due 3/11/05	599,597
200,000		General Motors Acceptance Corp., 2.495% due 4/5/05	199,515
		HBOS Treasure Services PLC:
600,000		4.805% due 3/8/05	599,628
300,000		2.615% due 4/25/05	298,801
330,000		The Hertz Corp., 2.990% due 3/24/05	330,000
4,000,000		ING U.S. Funding LLC, 2.400% due 3/14/05 (b)	3,996,533
3,400,000		Ixis Commercial Paper Corp., 5.385% due 4/26/05 (b)	3,384,053
4,500,000		National Australia Funding Inc., 5.035% due 3/2/05 (b)	4,498,213
4,000,000		Nordea North America Inc., 2.450% due 4/4/05 (b)	3,990,744
4,000,000		Pfizer Inc., 2.575% due 4/20/05 (b)	3,985,694
3,300,000		Rabobank USA Finance Corp., 2.640% due 5/20/05 (b)	3,280,398
4,000,000		Royal Bank of Scotland PLC, 2.410% due 3/15/05 (b)	3,996,251
4,500,000		Skandinaviska Enskilda Banken, 10.895% due 5/3/05 (b)	4,469,520
500,000		Spintab AB, 2.750% due 6/1/05	496,486
400,000		State Street Boston Corp., 2.410% due 12/11/06	399,858
150,000		SunTrust Bank Atlanta, 1.770% due 6/2/09	150,812
4,000,000		SwedBank, 2.420% due 4/7/05 (b)	3,990,051
4,500,000		UBS Finance Delaware LLC, 7.605% due 3/10/05 (b)	4,495,119
3,600,000		Westpac Trust Securities Ltd., 2.390% due 3/9/05 (b)	3,598,088

		TOTAL COMMERCIAL PAPER (Cost — $59,680,714)	59,679,773

Face Amount‡
TREASURY BILLS — 2.1%
		United States — 0.2%
445,000		2.175% due 3/3/05 (h)	444,946
260,000		2.205% due 3/17/05 (h)	259,745
245,000		2.766% due 6/2/05	243,318

			948,009

		France — 1.9%
7,000,000	EUR	French Discount Treasury Bills, due 6/23/05 (b)	9,223,755

		TOTAL TREASURY BILLS (Cost — $10,049,961)	10,171,764

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount	Security	Value
REPURCHASE AGREEMENTS — 5.4%
$ 5,000,000	CS First Boston Corp. dated 2/28/05, 2.500% due 3/1/05; Proceeds at maturity — $5,000,347; (Fully collateralized by U.S. Treasury Bonds, 6.000% due 2/15/26; Market value — $5,093,688) (b)	$5,000,000
300,000	CS First Boston Corp. dated 2/28/05, 2.550% due 3/1/05; Proceeds at maturity — $300,021; (Fully collateralized by U.S. Treasury Notes, 4.250% due 11/15/14; Market value — $301,664) (b)	300,000
2,340,000	State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $2,340,157; (Fully collateralized by U.S. Treasury Bonds, 8.500% due 2/15/20; Market value — $2,388,891) (b)	2,340,000
19,016,000	Interest in $1,034,334,000 joint tri-party repurchase agreement dated 2/28/05 with UBS Securities LLC, 2.630% due 3/1/05; Proceeds at maturity — $19,017,389; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value — $19,396,320) (b)	19,016,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $26,656,000)	26,656,000

Shares
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 6.2%
30,512,305	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $30,512,305)	30,512,305

	TOTAL SHORT-TERM INVESTMENTS (Cost — $126,898,980)	127,019,842

	TOTAL INVESTMENTS — 115.2% (Cost — $565,313,454**)	567,817,493
	Liabilities in Excess of Other Assets — (15.2)%	(74,730,478)

	TOTAL NET ASSETS — 100.0%	$493,087,015

‡	Face amount represents U.S. dollars unless otherwise indicated.
(a)	All or a portion of this security is on loan (See Notes 1 and 3).
(b)	All or a portion of this security is segregated for open futures contracts, open option contracts, open purchase commitments, open forward foreign currency contracts, short sales transactions and/or to-be-announced securities.
(c)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk(*), which are rated by Moody’s Investors Service.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This securities have been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(e)	Interest only security.
(f)	All or a portion of this security is traded on a “to-be-announced” basis (See Note 1).
(g)	All or a portion of this security acquired under mortgage dollar roll agreement (See Notes 1 and 3).
(h)	A portion of this security is held as collateral for open futures contracts.
(i)	Rate shown reflects current rate on instruments with variable rates or step coupon rates.
@	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

See page 97 for definitions of ratings.

Abbreviations used in this schedule:

DCB	—	Debt Conversion Bonds
PDI	—	Past Due Interest

Currency abbreviation used in this schedule:

EUR	—	Euro

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Summary of Investments by Security Type†
Mortgage-Backed Securities	27.6%
U.S. Government Obligations	24.0
Short-Term Investments	18.0
Corporate Bonds and Notes	14.1
U.S. Government Agencies	6.6
Asset-Backed Securities	5.9
Sovereign Bonds and Notes	3.6
Municipal Bonds	0.2

100.0%

†	As a percentage of total investments excluding securities purchased from securities lending collateral.

Schedule of Options Written

(unaudited)

Contracts	Security	Expiration	Strike Price	Value
15	90 Day GBP Libor Future Put	12/05	$94.25	$1,263
50	U.S. Treasury 10 Year Note Future Call	5/05	115.00	3,125
50	U.S. Treasury 10 Year Note Future Call	5/05	109.00	39,844
21	U.S. Treasury Bonds Future Call	5/05	118.00	4,265

	TOTAL OPTIONS WRITTEN (Premiums received — $57,525)			$48,497

Schedule of Securities Sold Short

(unaudited)

Face Amount	Security	Value
U.S. GOVERNMENT OBLIGATIONS
U.S. Government Obligations
$2,600,000	U.S. Treasury Notes, 6.000% due 8/15/09 (Proceeds — $2,850,787)	$2,816,837

MORTGAGE-BACKED SECURITIES
Federal National Mortgage Association (FNMA):
	FNMA:
5,000,000	5.000% due 3/17/20	5,034,375
3,500,000	5.500% due 3/17/20	3,585,313
1,400,000	6.000% due 3/14/35	1,436,313

	TOTAL MORTGAGE-BACKED SECURITIES (Proceeds — $10,120,047)	10,056,001

	TOTAL OPEN SHORT SALES (Proceeds — $12,970,834)	$12,872,838

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value
CORPORATE BONDS & NOTES — 95.1%

Advertising — 1.2%
$80,000	B-	Bear Creek Corp., Sr. Notes, 9.000% due 3/1/13 (b)	$82,400
360,000	B	Lamar Media Corp., 7.250% due 1/1/13	387,000
		RH Donnelley Finance Corp.:
475,000	BB	8.875% due 12/15/10	527,250
210,000	B+	10.875% due 12/15/12 (b)	247,275
776,000	CCC+	Vertis Inc., 10.875% due 6/15/09 (c)	787,640
570,000	CCC+	WDAC Subsidiary Corp., Sr. Notes, 8.375% due 12/1/14 (b)	582,825

			2,614,390

Aerospace & Defense Equipment — 0.3%
45,000	B+	Armor Holdings Inc., Sr. Sub. Notes, 8.250% due 8/15/13	50,175
500,000	BB+	L-3 Communications Corp., 7.625% due 6/15/12	548,750

			598,925

Agriculture — 0.3%
140,000	B	Gold Kist Inc., 10.250% due 3/15/14	163,800
350,000	B-	Seminis Vegetable Seeds Inc., Sr. Sub. Notes, 10.250% due 10/1/13	420,875

			584,675

Airlines — 0.3%
		Continental Airlines Inc., Pass-Through Certificates:
537,954	BBB	7.373% due 12/15/15	433,258
309,779	BB	6.748% due 3/15/17	246,116

			679,374

Apparel — 1.0%
619,000	B	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	665,425
513,000	BB-	Russell Corp., 9.250% due 5/1/10	555,964
730,000	B+	The William Carter Co., 10.875% due 8/15/11	817,600

			2,038,989

Auto Parts & Equipment — 0.5%
970,000	B-	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	1,037,900

Beverages — 0.5%
800,000	BB	Constellation Brands Inc., 8.625% due 8/1/06	852,000
150,000	B+	Cott Beverages U.S.A. Inc., 8.000% due 12/15/11	161,812

			1,013,812

Building Materials — 1.5%
		Ainsworth Lumber Co. Ltd., Sr. Notes:
115,000	B+	6.300% due 10/1/10 (b)(d)	119,025
275,000	B+	7.250% due 10/1/12 (b)	283,250
70,000	B+	6.750% due 3/15/14	69,825
1,575,000	B-	Associated Materials Inc., Sr. Discount Notes, step bond to yield 9.751% due 3/1/14 (d)	1,149,750
550,000	B-	Goodman Global Holding Co. Inc., Sr. Sub. Notes, 7.875% due 12/15/12 (b)(c)	540,375
460,000	CCC+	Nortek Inc., Sr. Sub. Notes, 8.500% due 9/1/14	471,500
660,000	CCC+	NTK Holdings Inc., Sr. Discount Notes, step bond to yield 10.754% due 3/1/14 (b)(d)	409,200
90,000	B-	U.S. Concrete Inc., Sr. Sub. Notes, 8.375% due 4/1/14	94,950

			3,137,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Casinos & Gaming — 3.7%
$400,000	B+	Ameristar Casinos Inc., 10.750% due 2/15/09	$446,500
930,000	B+	Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11	1,039,275
225,000	BB-	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (b)	247,219
1,000,000	B	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	1,190,000
235,000	B	Isle of Capri Casinos Inc., 9.000% due 3/15/12	260,850
		Mandalay Resort Group:
600,000	BB+	Sr. Notes, 9.500% due 8/1/08	682,500
540,000	BB-	Sr. Sub. Notes, 10.250% due 8/1/07	610,200
		MGM Mirage Inc.:
380,000	BB-	9.750% due 6/1/07	422,750
1,175,000	BB+	8.500% due 9/15/10	1,348,313
48,000	BB+	Mirage Resorts Inc., Sr. Notes, 7.250% due 10/15/06 (c)	50,280
		Penn National Gaming Inc.:
490,000	B	8.875% due 3/15/10	534,713
100,000	B	Sr. Sub. Notes, 6.750% due 3/1/15 (b)	102,500
60,000	B+	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	63,525
885,000	B+	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage, 6.625% due 12/1/14 (b)	887,212

			7,885,837

Chemicals — 4.2%
195,000	B+	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	212,062
15,000	B+	Arco Chemical Co., Debentures, 10.250% due 11/1/10	17,475
		FMC Corp.:
685,000	BB+	Notes, 7.000% due 5/15/08	726,956
206,000	BB+	Secured Notes, 10.250% due 11/1/09	234,325
17,000	BBB-	Georgia Gulf Corp., Notes, 7.625% due 11/15/05	17,510
210,000	BB-	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (b)	248,325
		Huntsman International LLC:
255,000	B+	9.875% due 3/1/09	282,413
460,000	B	10.125% due 7/1/09 (c)	485,875
211,000	BB-	11.625% due 10/15/10	255,838
		Lyondell Chemical Co.:
50,000	B+	10.500% due 6/1/13 (c)	59,375
1,229,000	B+	Secured Notes, 9.625% due 5/1/07	1,351,900
		Millennium America Inc.:
275,000	B+	7.000% due 11/15/06	284,625
581,000	B+	9.250% due 6/15/08	649,268
395,000	B-	Nalco Co., Sr. Notes, 7.750% due 11/15/11	424,625
160,000	B+	NewMarket Corp., 8.875% due 5/1/10	176,800
560,000	B-	PQ Corp., 7.500% due 2/15/13 (b)	583,100
1,470,000	CCC+	Rhodia S.A., Sr. Notes, 10.250% due 6/1/10 (c)	1,697,850
		Rockwood Specialties Group Inc.:
305,000	B-	Sr. Sub. Notes, 10.625% due 5/15/11	347,700
210,000	B-	Sub. Notes, 7.500% due 11/15/14 (b)	222,600
496,000	BB-	Westlake Chemical Corp., 8.750% due 7/15/11	555,520

			8,834,142

Coal — 0.2%
375,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	420,938
110,000	BB-	Peabody Energy Corp., 6.875% due 3/15/13	119,625

			540,563

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Commercial Services — 2.1%
$845,000	B	Corrections Corp. of America, Sr. Notes, 7.500% due 5/1/11	$899,925
1,040,000	B-	DI Finance/DynCorp International LLC, Sr. Sub. Notes, 9.500% due 2/15/13 (b)	1,076,400
230,000	B	The Geo Group Inc., Sr. Notes, 8.250% due 7/15/13	243,225
766,000	B-	H&E Equipment Services LLC/H&E Finance Corp., 11.125% due 6/15/12	846,430
740,000	BB-	NationsRent Cos. Inc., Secured Notes, 9.500% due 10/15/10	828,800
		Service Corp. International, Notes:
95,000	BB	7.200% due 6/1/06	98,681
120,000	BB	6.875% due 10/1/07	126,300
350,000	BB-	United Rentals North America Inc., 6.500% due 2/15/12	354,375

			4,474,136

Computers — 0.4%
470,000	BB+	Seagate Technology HDD Holdings, 8.000% due 5/15/09	508,775
250,000	BB+	Unysis Corp., Sr. Notes, 6.875% due 3/15/10	260,625

			769,400

Cosmetics/Personal Care — 0.1%
250,000	B-	Elizabeth Arden Inc., 7.750% due 1/15/14	267,188

Diversified Financial Services — 3.7%
1,520,000	B-	AAC Group Holding Corp., Sr. Discount Notes, step bond to yield 10.427% due 10/1/12 (b)(d)	1,102,000
540,000	B-	American Commercial Lines/ACL Finance Corp., Sr. Notes, 9.500% due 2/15/15 (b)	569,700
400,000	BB	American Real Estate Partners L.P., Sr. Notes, 7.125% due 2/15/13 (b)	407,000
180,000	B-	BCP Crystal U.S. Holdings Corp., Sr. Sub. Notes, 9.625% due 6/15/14 (b)	208,800
160,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	178,800
629	B-	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	681
975,000	B-	Jostens IH Corp., 7.625% due 10/1/12 (b)	1,011,563
490,000	B-	K&F Parent Inc., Sr. Notes, 11.500% due 2/1/15 (b)	498,575
158,997	BB-	Midland Funding II, Bonds, 11.750% due 7/23/05	163,922
925,000	B	Refco Finance Holdings LLC, 9.000% due 8/1/12 (b)	1,012,875
720,000	B-	TTI Holding Corp., Sr. Sub. Notes, 8.875% due 3/1/13 (b)	747,000
640,000	B-	UGS Corp., Sr. Sub. Notes, 10.000% due 6/1/12 (b)	726,400
700,000	B	Valor Telecommunications Enterprises LLC, Sr. Notes, 7.750% due 2/15/15 (b)	729,750
510,000	B+	The Williams Cos. Inc. Credit Linked Certificate Trust, Notes, 6.750% due 4/15/09 (b)	540,600

			7,897,666

Diversified Machinery — 1.6%
970,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	1,071,850
266,000	BB-	Joy Global Inc., 8.750% due 3/15/12	299,250
781,000	B-	National Waterworks Inc., 10.500% due 12/1/12	878,625
455,000	B+	NMHG Holding Co., 10.000% due 5/15/09	505,050
		Terex Corp.:
330,000	B	9.250% due 7/15/11	369,600
240,000	B	7.375% due 1/15/14	253,800

			3,378,175

Electric Utilities — 8.1%
		The AES Corp.:
		Secured Notes:
1,308,000	B+	8.750% due 5/15/13 (b)	1,494,390
894,000	B+	9.000% due 5/15/15 (b)	1,029,217
285,000	B-	Sr. Notes, 9.375% due 9/15/10	333,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Electric Utilities — 8.1% (continued)
$100,000	BB+	AES Eastern Energy L.P., Pass-Through Certificates, 9.670% due 1/2/29	$126,062
143,638	B+	AES Ironwood LLC, Secured Bonds, 8.857% due 11/30/25	164,466
100,000	B+	AES Red Oak LLC, Secured Bonds, 9.200% due 11/30/29	115,500
		Allegheny Energy Supply Co. LLC:
335,000	B-	Notes, 7.800% due 3/15/11	373,525
115,000	BB-	Secured Notes, 10.250% due 11/15/07 (b)	129,806
380,000	B-	Aquila Inc., Sr. Notes, 14.875% due 7/1/12	539,600
110,000	CCC+	Calpine Corp., Sr. Notes, 7.625% due 4/15/06 (c)	108,075
		Edison Mission Energy, Sr. Notes:
200,000	B	7.730% due 6/15/09	216,000
750,000	B	9.875% due 4/15/11	900,000
517,318	B+	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	588,252
270,000	BB+	FirstEnergy Corp., Notes, 7.375% due 11/15/31	318,184
100,000	BB-	FPL Energy National Wind, Notes, 6.125% due 3/25/19 (b)	100,149
283,800	BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17 (b)	295,507
392,000	BB	Homer City Funding LLC, 8.137% due 10/1/19	448,840
195,000	B-	Inergy L.P./Inergy Finance Corp., Sr. Notes, 6.875% due 12/15/14 (b)	198,900
150,000	BB-	Ipalco Enterprises Inc., Secured Notes, 8.375% due 11/14/08	168,000
70,000	BB-	Kansas Gas & Electric, Debentures, 8.290% due 3/29/16	72,793
		Midwest Generation LLC:
		Pass-Through Certificates:
300,000	B	8.300% due 7/2/09	321,188
910,000	B	8.560% due 1/2/16	1,019,769
785,000	B-	Secured Notes, 8.750% due 5/1/34	904,713
		MSW Energy Holdings LLC/MSW Energy Finance Co. Inc.:
220,000	BB-	7.375% due 9/1/10	231,000
290,000	BB	Secured Notes, 8.500% due 9/1/10	317,550
966,000	B	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (b)	1,072,260
289,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	362,695
		PSEG Energy Holdings LLC:
605,000	BB-	Notes, 7.750% due 4/16/07	639,788
		Sr. Notes:
1,260,000	BB-	8.625% due 2/15/08	1,376,550
60,000	BB-	10.000% due 10/1/09	70,350
1,070,000	B+	Reliant Energy Inc., Secured Notes, 6.750% due 12/15/14	1,067,325
		Salton SEA Funding:
169,971	BB+	7.475% due 11/30/18	184,254
90,065	BB+	Sr. Notes, 7.840% due 5/30/10	96,506
1,215,000	B	Sithe Independence Funding Corp., Notes, 9.000% due 12/30/13	1,343,911
460,000	B	Texas Genco LLC, Sr. Notes, 6.875% due 12/15/14 (b)	493,350

			17,221,925

Electrical Components & Equipment — 0.7%
245,000	B	General Cable Corp., Sr. Notes, 9.500% due 11/15/10	276,850
100,000	B+	Lagrand Holding S.A., Sr. Unsub. Notes, 10.500% due 2/15/13	118,000
515,000	B-	Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13	565,856
576,000	B	Ucar Finance Inc., 10.250% due 2/15/12 (c)	643,680

			1,604,386

Electronics — 1.3%
		Calpine Generating Co. LLC, Secured Notes:
955,000	CCC+	11.169% due 4/1/11 (d)	931,125
970,000	CCC+	11.500% due 4/1/11	911,800

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Electronics — 1.3% (continued)
$135,000	BB+	Fisher Scientific International, Sr. Sub. Notes, 8.125% due 5/1/12	$148,838
675,000	BB-	Sanmina-SCI Corp., 10.375% due 1/15/10	772,875

			2,764,638

Entertainment — 1.2%
420,000	BBB-	Capitol Records Inc., 8.375% due 8/15/09 (b)	468,740
730,000	B-	Cinemark Inc., Sr. Discount Notes, step bond to yield 9.612% due 3/15/14 (d)	549,325
580,000	B+	River Rock Entertainment Authority, Sr. Notes, 9.750% due 11/1/11	648,150
455,000	B-	Warner Music Group, Sr. Sub. Notes, 7.375% due 4/15/14 (b)	484,575
650,000	B-	WMG Holdings Corp., Sr. Discount Notes, step bond to yield 9.501% due 12/15/14 (b)(d)	458,250

			2,609,040

Environmental Control — 1.4%
		Allied Waste North America:
55,000	BB-	7.625% due 1/1/06	56,754
172,000	BB-	8.875% due 4/1/08	186,190
620,000	BB-	9.250% due 9/1/12	688,200
573,000	BB-	Sr. Notes, 8.500% due 12/1/08	618,840
335,000	B	Casella Waste Systems Inc., Sr. Sub. Notes, 9.750% due 2/1/13	371,850
1,130,000	CCC	Waste Services Inc., Sr. Sub. Notes, 9.500% due 4/15/14 (b)(c)	1,166,725

			3,088,559

Food — 1.3%
445,000	BB-	Dean Foods Co., Sr. Notes, 8.150% due 8/1/07	481,156
310,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	347,200
512,000	B-	Domino’s Inc., Sr. Sub. Notes, 8.250% due 7/1/11	555,520
130,000	BB-	Pilgrim’s Pride Corp., 9.625% due 9/15/11	144,950
75,000	BB	PSF Group Holdings Inc., Sr. Notes, 9.250% due 6/15/11	82,875
325,000	BB	Smithfield Foods Inc., Sr. Notes, 7.750% due 5/15/13	366,031
525,000	BB-	Stater Brothers Holdings, Sr. Notes, 5.990% due 6/15/10 (d)	542,062
252,000	B	United Agri Products, Sr. Notes, 9.000% due 12/15/11 (b)	273,420

			2,793,214

Forest Products & Paper — 2.6%
274,000	BB-	Abitibi-Consolidated Inc., Notes, 5.990% due 6/15/11 (c)(d)	283,590
		Appleton Papers Inc.:
275,000	BB-	Sr. Notes, 8.125% due 6/15/11	292,187
125,000	B+	Sr. Sub. Notes, 9.750% due 6/15/14	134,687
		Boise Cascade LLC:
200,000	B+	Sr. Notes, 5.535% due 10/15/12 (b)(d)	207,500
205,000	B+	Sr. Sub. Notes, 7.125% due 10/15/14 (b)	217,812
305,000	BB+	Cascades Inc., Sr. Notes, 7.250% due 2/15/13	326,350
		Georgia-Pacific Corp.:
95,000	BB+	8.875% due 2/1/10	111,150
527,000	BB+	9.375% due 2/1/13	611,979
		Debentures:
746,000	BB+	9.500% due 12/1/11	933,433
55,000	BB+	7.700% due 6/15/15 (c)	64,213
		Notes:
400,000	BB+	8.125% due 5/15/11	465,000
200,000	BB+	8.875% due 5/15/31	263,000
290,000	BB+	Sr. Notes, 7.375% due 7/15/08	316,100

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Forest Products & Paper — 2.6% (continued)
$190,000	B+	Neenah Paper Inc., Sr. Notes, 7.375% due 11/15/14 (b)	$192,850
		Tembec Industries Inc.:
320,000	B	8.500% due 2/1/11	321,600
105,000	B	7.750% due 3/15/12	101,850
620,000	B-	WII Components Inc., Sr. Notes, 10.000% due 2/15/12	623,100

			5,466,401

Gas — 0.1%
300,000	B-	Colorado Interstate Gas Co., Debentures, 10.000% due 6/15/05	306,265

Healthcare — 4.6%
459,000	B-	Ameripath Inc., 10.500% due 4/1/13	479,655
1,040,000	B-	Ardent Health Services Inc., Sr. Sub. Notes, 10.000% due 8/15/13	1,102,400
380,000	B	Community Health Systems Inc., Sr. Sub. Notes, 6.500% due 12/15/12 (b)	384,275
		Coventry Health Care Inc., Sr. Notes:
100,000	BBB-	5.875% due 1/15/12 (b)	103,250
440,000	BBB-	8.125% due 2/15/12	485,100
80,000	BBB-	6.125% due 1/15/15 (b)	83,000
60,000	B-	Extendicare Health Services Inc., Sr. Sub. Notes, 6.875% due 5/1/14 (c)	61,500
		HCA Inc.:
145,000	BB+	Debentures, 7.410% due 11/15/95	143,663
		Notes:
1,020,000	BB+	8.750% due 9/1/10	1,171,799
620,000	BB+	9.000% due 12/15/14	740,919
100,000	BB+	6.375% due 1/15/15	101,996
250,000	BB+	7.690% due 6/15/25	265,631
250,000	BB+	7.500% due 11/6/33	265,398
180,000	BB+	Sr. Notes, 7.875% due 2/1/11	199,457
533,000	BBB-	Pacificare Health Systems, 10.750% due 6/1/09	602,290
835,000	B-	Select Medical Corp., Sr. Sub. Notes, 7.625% due 2/1/15 (b)	867,356
		Tenet Healthcare Corp.:
909,000	B	Notes, 7.375% due 2/1/13 (c)	865,822
1,155,000	B	Sr. Notes, 9.875% due 7/1/14 (b)	1,235,850
510,000	B+	Triad Hospitals Inc., Sr. Notes, 7.000% due 5/15/12	542,512

			9,701,873

Healthcare-Products — 0.8%
558,691	B+	Dade Behring Holdings Inc., 11.910% due 10/3/10	618,750
163,000	B	Kinetic Concepts Inc., Sr. Sub. Notes, 7.375% due 5/15/13	176,855
510,000	BB-	Sybron Dental Specialties Inc., 8.125% due 6/15/12	555,900
290,000	B-	Universal Hospital Services Inc., Sr. Notes, 10.125% due 11/1/11	301,600

			1,653,105

Holding Companies — 0.4%
337,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	376,598
		Leucadia National Corp.:
315,000	BB	Sr. Notes, 7.000% due 8/15/13	322,088
60,000	B	Sub. Notes, 8.650% due 1/15/27	62,250

			760,936

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Home Builders — 0.1%
$14,000	BBB-	Lennar Corp., 9.950% due 5/1/10	$14,833
125,000	BB-	Meritage Homes Corp., Sr. Notes, 6.250% due 3/15/15 (b)	126,094

			140,927

Housewares — 0.9%
		Ames True Temper Inc.:
460,000	B	Notes, 6.640% due 1/15/12 (b)(d)	448,500
630,000	CCC+	Sr. Sub. Notes, 10.000% due 7/15/12 (c)	576,450
490,000	B-	Norcraft Cos. L.P./Norcraft Finance Corp., Sr. Sub. Notes, 9.000% due 11/1/11	529,200
410,000	B-	Norcraft Holdings L.P./Norcraft Capital Corp., Sr. Discount Notes, step bond to yield 9.740% due 9/1/12 (c)(d)	309,550

			1,863,700

Insurance — 0.6%
75,000	B	AFC Capital Trust I, 8.207% due 2/3/27	81,926
240,000	BB	Allmerica Financial Corp., Debentures, 7.625% due 10/15/25	254,036
120,000	BB	Crum & Forster Holdings Corp., Sr. Notes, 10.375% due 6/15/13	136,800
		Fairfax Financial Holdings Ltd.:
		Notes:
325,000	BB	7.750% due 4/26/12	341,250
85,000	BB	7.375% due 4/15/18	84,575
235,000	BB	Sr. Notes, 7.750% due 7/15/37	220,900
175,000	BB	Markel Capital Trust I, 7.620% due 1/1/46	188,029

			1,307,516

Internet — 0.3%
635,000	BB	Hanaro Telecom Inc., Sr. Notes, 7.000% due 2/1/12 (b)	645,734

Iron/Steel — 0.4%
700,000	B+	Allegheny Technologies Inc., Notes, 8.375% due 12/15/11	780,500

Lodging — 0.7%
		Caesars Entertainment Inc.:
325,000	BB+	Sr. Notes, 7.500% due 9/1/09	361,969
425,000	BB-	Sr. Sub. Notes, 9.375% due 2/15/07	465,375
295,000	B	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (b)	299,425
350,000	BB+	ITT Corp., Notes, 6.750% due 11/15/05	357,875
90,000	BB-	La Quinta Inns, Sr. Notes, 7.400% due 9/15/05	91,913

			1,576,557

Manufacturing-Miscellaneous — 2.7%
1,275,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	1,431,188
660,000	B-	KI Holdings Inc., Sr. Discount Notes, step bond to yield 9.879% due 11/15/14 (b)(d)	419,100
553,000	B	Koppers Inc., 9.875% due 10/15/13	633,185
945,000	CCC+	Milacron Escrow Corp., Secured Notes, 11.500% due 5/15/11	1,044,225
520,000	B-	Samsonite Corp., Sr. Sub. Notes, 8.875% due 6/1/11	562,900
983,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	1,019,862
536,000	B-	Transdigm Inc., 8.375% due 7/15/11	572,180

			5,682,640

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Media — 8.7%
		Cablevision Systems Corp., Sr. Notes:
$165,000	B+	6.669% due 4/1/09 (b)(d)	$184,800
165,000	B+	8.000% due 4/15/12 (b)	186,450
		Charter Communications Holdings LLC, Sr. Notes:
510,000	CCC-	9.625% due 11/15/09 (c)	424,575
1,371,000	CCC-	10.250% due 9/15/10 (c)	1,454,974
335,000	B-	Charter Communications Operating LLC, Sr. Notes, 8.000% due 4/30/12 (b)	344,212
305,000	B+	Corus Entertainment Inc., Sr. Sub. Notes, 8.750% due 3/1/12	337,025
		CSC Holdings Inc.:
		Debentures:
305,000	BB-	7.875% due 2/15/18	362,950
570,000	BB-	7.625% due 7/15/18 (c)	666,900
		Sr. Notes:
285,000	BB-	7.250% due 7/15/08	305,306
200,000	BB-	8.125% due 7/15/09	223,500
140,000	BB-	7.625% due 4/1/11	156,450
145,000	BB-	6.750% due 4/15/12 (b)	156,600
70,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	78,750
355,000	B	Dex Media East LLC/Dex Media East Finance Co., 9.875% due 11/15/09	399,375
210,000	B	Dex Media Inc., Discount Notes, step bond to yield 7.907% due 11/15/13 (d)	166,425
		Dex Media West LLC/Dex Media West Finance Co., Sr. Notes:
335,000	B	8.500% due 8/15/10	368,500
50,000	B	5.875% due 11/15/11 (b)	50,000
1,465,000	BB-	DirecTV Holdings LLC/DirectTV Finance Co., Sr. Notes, 8.375% due 3/15/13	1,662,775
		Echostar DBS Corp., Sr. Notes:
195,000	BB-	5.750% due 10/1/08	198,900
1,420,000	BB-	5.810% due 10/1/08 (d)	1,469,700
330,000	BB-	9.125% due 1/15/09	358,463
195,000	BB-	6.375% due 10/1/11	201,825
245,000	B-	Gray Television Inc., 9.250% due 12/15/11	273,175
255,000	B-	Houghton Mifflin Co., Sr. Notes, 8.250% due 2/1/11	270,300
730,000	B-	Insight Communications Co. Inc., Sr. Discount Notes, step bond to yield 0.379% due 2/15/11 (c)(d)	733,650
1,065,000	B-	Kabel Deutschland GmbH, 10.625% due 7/1/14 (b)	1,230,075
408,000	B-	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	454,920
180,000	B	Mediacom Broadband LLC, 11.000% due 7/15/13	200,025
		Paxson Communications Corp.:
276,000	CCC-	10.750% due 7/15/08 (c)	291,180
198,000	CCC-	Step bond to yield 12.258% due 1/15/09 (d)	194,535
		Primedia Inc.:
155,000	B	7.625% due 4/1/08	157,713
235,000	B	8.875% due 5/15/11	254,975
		Sr. Notes:
590,000	B	8.164% due 5/15/10 (c)(d)	637,937
355,000	B	8.000% due 5/15/13	379,850
200,000	B	Quebecor Media Inc., Sr. Notes, 11.125% due 7/15/11	227,000
335,000	B-	Radio One Inc., 8.875% due 7/1/11	366,825
		Rainbow National Services LLC:
400,000	B+	Sr. Notes, 8.750% due 9/1/12 (b)	458,000
630,000	B+	Sr. Sub. Debentures, 10.375% due 9/1/14 (b)	752,850
345,000	BB-	The Reader's Digest Association Inc., Sr. Notes, 6.500% due 3/1/11	363,544
450,000	BB+	Rogers Cable Inc., Secured Notes, 7.875% due 5/1/12	500,625
280,000	BB+	Shaw Communications Inc., Sr. Notes, 8.250% due 4/11/10	316,400

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Media — 8.7% (continued)
$494,000	B	Sinclair Broadcast Group Inc., 8.750% due 12/15/11	$537,225
60,000	B	Sun Media Corp., 7.625% due 2/15/13 (c)	65,100

			18,424,359

Office/Business Equipment — 1.2%
1,035,000	B-	Interface Inc., Sr. Notes, 10.375% due 2/1/10	1,205,775
		Xerox Corp.:
815,000	B+	9.750% due 1/15/09	950,494
275,000	B+	Sr. Notes, 7.125% due 6/15/10	298,375

			2,454,644

Oil & Gas Operations — 6.8%
1,225,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,252,562
		Chesapeake Energy Corp.:
972,000	BB-	9.000% due 8/15/12	1,112,940
		Sr. Notes:
145,000	BB-	7.500% due 9/15/13	161,675
800,000	BB-	7.500% due 6/15/14	900,000
		Citgo Petroleum Corp., Sr. Notes:
165,000	BB	7.875% due 5/15/06	173,250
100,000	BB	6.000% due 10/15/11 (b)	103,500
353,000	BB	Compagnie Generale de Geophysique S.A., Sr. Notes, 10.625% due 11/15/07	373,297
623,000	CCC+	El Paso CGP Co., Notes, 7.750% due 6/15/10	658,822
710,000	B-	El Paso Production Holding Co., 7.750% due 6/1/13	765,025
		Encore Acquisition Co.:
110,000	B	8.375% due 6/15/12	122,100
80,000	B	Sr. Sub. Notes, 6.250% due 4/15/14	81,000
505,000	B	Exco Resources Inc., 7.250% due 1/15/11	539,088
		Forest Oil Corp., Sr. Notes:
485,000	BB-	8.000% due 6/15/08	534,713
325,000	BB-	8.000% due 12/15/11	376,188
486,000	BB-	Grant Prideco Escrow Corp., 9.000% due 12/15/09	537,030
		Hanover Compressor Co.:
105,000	B	8.625% due 12/15/10	114,450
130,000	B	Sr. Notes, 9.000% due 6/1/14	145,275
175,000	B+	Hanover Equipment Trust, Secured Notes, 8.750% due 9/1/11	190,750
520,000	B-	KCS Energy Inc., Sr. Notes, 7.125% due 4/1/12	549,900
		Parker Drilling Co.:
4,000	B-	10.125% due 11/15/09 (c)	4,220
		Sr. Notes:
370,000	B-	7.660% due 9/1/10 (d)	392,200
260,000	B-	9.625% due 10/1/13	298,350
480,000	BB-	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14 (c)	532,800
		The Premcor Refining Group Inc.:
175,000	BB-	6.125% due 5/1/11	185,063
250,000	BB-	6.750% due 5/1/14	266,875
		Sr. Notes:
415,000	BB-	9.250% due 2/1/10	468,950
315,000	BB-	6.750% due 2/1/11	341,775
200,000	B	Sr. Sub. Notes, 7.750% due 2/1/12	220,500
775,000	BB-	Pride International Inc., Sr. Notes, 7.375% due 7/15/14 (c)	866,063
260,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	290,550

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Oil & Gas Operations — 6.8% (continued)
$60,000	B	Universal Compression Inc., Sr. Notes, 7.250% due 5/15/10	$63,900
		Vintage Petroleum Inc.:
10,000	BB-	Sr. Notes, 8.250% due 5/1/12	11,075
219,000	B	Sr. Sub. Notes, 7.875% due 5/15/11 (c)	235,972
1,295,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	1,535,304

			14,405,162

Packaging & Containers — 4.0%
250,000	BB	Ball Corp., 6.875% due 12/15/12	267,812
380,000	B-	Berry Plastics Corp., 10.750% due 7/15/12	435,100
		Crown Cork & Seal Co. Inc., Debentures:
45,000	B	8.000% due 4/15/23	46,012
20,000	B	7.375% due 12/15/26	19,500
175,000	B	Crown European Holdings S.A., Secured Notes, 10.875% due 3/1/13	208,687
775,000	CCC+	Graham Packaging Co. Inc., Sub. Notes, 9.875% due 10/15/14 (b)	838,938
1,005,000	B-	Graphic Packaging International Corp., Sr. Sub. Notes, 9.500% due 8/15/13	1,143,188
440,000	B	Jefferson Smurfit Corp. (U.S.), 8.250% due 10/1/12	477,400
		Owens-Brockway:
50,000	BB-	8.875% due 2/15/09	54,250
995,000	BB-	Secured Notes, 8.750% due 11/15/12	1,116,888
85,000	B	Owens-Illinois Inc., Debentures, 7.500% due 5/15/10 (c)	90,525
90,000	B+	Plastipak Holdings Inc., 10.750% due 9/1/11	102,150
1,380,000	CCC	Portola Packaging Inc., Sr. Notes, 8.250% due 2/1/12 (c)	1,131,600
180,000	B+	Silgan Holdings Inc., Sr. Sub. Notes, 6.750% due 11/15/13	187,200
		Smurfit-Stone Container Enterprise Inc., Sr. Notes:
1,220,000	B	9.250% due 2/1/08	1,351,150
100,000	B	9.750% due 2/1/11	109,375
785,000	B-	Solo Cup Co., Sr. Sub. Notes, 8.500% due 2/15/14 (c)	820,325

			8,400,100

Pharmaceuticals — 0.9%
		Elan Finance PLC/Elan Finance Corp., Sr. Notes:
70,000	B	6.490% due 11/15/11 (b)(d)	61,250
450,000	B	7.750% due 11/15/11 (b)	402,750
760,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	839,800
471,000	B	Vicar Operating Inc., 9.875% due 12/1/09	513,979

			1,817,779

Pipelines — 3.6%
		ANR Pipeline Co.:
260,000	B-	Debentures, 9.625% due 11/1/21	333,125
210,000	B-	Notes, 8.875% due 3/15/10	233,887
		Dynegy Holdings Inc.:
1,055,000	B-	Secured Notes, 10.125% due 7/15/13 (b)	1,207,975
315,000	CCC+	Sr. Notes, 8.750% due 2/15/12 (c)	321,300
		El Paso Corp., Sr. Notes:
790,000	CCC+	7.800% due 8/1/31 (c)	795,925
475,000	CCC+	7.750% due 1/15/32 (c)	480,938
100,000	B-	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	116,750
70,000	B+	Markwest Energy Partners L.P./Marketwest Energy Finance Corp., Sr. Notes, 6.875% due 11/1/14 (b)	72,450
280,000	BB-	Pacific Energy Partners L.P./Pacific Energy Finance Corp., Sr. Notes, 7.125% due 6/15/14 (c)	298,900
301,000	B-	Southern Natural Gas Co., Notes, 8.875% due 3/15/10	334,862

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Pipelines — 3.6% (continued)
$ 268,000	B+	Transcontinental Gas Pipe Line Corp., Sr. Notes, 8.875% due 7/15/12	$329,975
140,000	B	Transmontaigne Inc., Sr. Sub. Notes, 9.125% due 6/1/10	151,200
		The Williams Cos. Inc.:
160,000	B+	Debentures, 7.500% due 1/15/31	182,000
		Notes:
675,000	B+	7.125% due 9/1/11	745,875
50,000	B+	7.750% due 6/15/31	58,000
1,562,000	B+	8.750% due 3/15/32	1,983,740

			7,646,902

Real Estate Investment Trusts — 1.2%
		CB Richard Ellis Services Inc.:
50,000	B-	11.250% due 6/15/11	57,500
286,000	B+	Sr. Notes, 9.750% due 5/15/10	328,185
		Forest City Enterprises Inc., Sr. Notes:
90,000	BB-	7.625% due 6/1/15	96,750
490,000	BB-	6.500% due 2/1/17	494,288
		Host Marriott L.P.:
230,000	B+	9.500% due 1/15/07	249,550
275,000	B+	Sr. Notes, 7.125% due 11/1/13	293,563
		Omega Healthcare Investors Inc., Sr. Notes:
60,000	BB-	7.000% due 4/1/14	61,800
245,000	BB-	7.000% due 4/1/14 (b)	252,350
150,000	BB+	The Rouse Co., Notes, 8.000% due 4/30/09	162,452
		Ventas Realty L.P./Ventas Capital Corp.:
307,000	BB	8.750% due 5/1/09	342,305
183,000	BB	9.000% due 5/1/12	213,195

			2,551,938

Retail — 3.5%
		AmeriGas Partners L.P./AmeriGas Eagle Finance Corp., Sr. Notes:
100,000	BB-	10.000% due 4/15/06	106,500
475,000	BB-	8.875% due 5/20/11	520,125
769,000	B	Asbury Automotive Group Inc., 9.000% due 6/15/12 (c)	836,287
725,000	BBB-	Autonation Inc., 9.000% due 8/1/08	822,875
165,000	B-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	174,900
180,000	B	Couche-Tard U.S. L.P./Couche-Tard Financing Corp., Sr. Sub. Notes, 7.500% due 12/15/13	193,500
500,000	CCC+	Denny’s Corp./Denny’s Holdings Inc., Sr. Notes, 10.000% due 10/1/12 (b)(c)	546,250
600,000	B	Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp., Sr. Notes, 8.750% due 6/15/12	649,500
120,000	B+	Group 1 Automotive Inc., Sr. Sub. Notes, 8.250% due 8/15/13	127,800
200,000	B-	The Pantry Inc., Sr. Sub. Notes, 7.750% due 2/15/14	213,000
315,000	B+	Rite Aid Corp., 9.500% due 2/15/11	343,350
240,000	B+	Sonic Automotive Inc., Sr. Sub. Notes, 8.625% due 8/15/13	259,800
850,000	B	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Sr. Notes, 6.875% due 12/15/13	877,625
		Toys “R” Us Inc.:
55,000	BB	Debentures, 8.750% due 9/1/21	55,825
		Notes:
161,000	BB	7.625% due 8/1/11	164,622
1,125,000	BB	7.875% due 4/15/13	1,144,687
195,000	BB	7.375% due 10/15/18	184,275
275,000	B	United Auto Group Inc., 9.625% due 3/15/12	306,625

			7,527,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Semiconductors — 0.2%
$300,000	B	Fairchild Semiconductor International Inc., 5.000% due 11/1/08	$303,750
200,000	BB+	Freescale Semiconductor Inc., Sr. Notes, 5.410% due 7/15/09 (d)	209,750

			513,500

Storage/Warehousing — 0.4%
715,000	BB-	Mobile Mini Inc., Sr. Notes, 9.500% due 7/1/13	816,888

Telecommunications — 13.2%
637,000	CCC+	Alamosa Delaware Inc., 11.000% due 7/31/10	748,475
		AT&T Corp., Sr. Notes:
815,000	BB+	9.050% due 11/15/11	948,456
1,460,000	BB+	9.750% due 11/15/31	1,863,325
1,020,000	CCC	Centennial Communications Corp./Cellular Operating Co. LLC, Sr. Notes, 8.125% due 2/1/14 (c)	1,124,550
		Cincinnati Bell Inc.:
225,000	B-	Sr. Notes, 7.000% due 2/15/15 (b)	227,250
		Sr. Sub. Notes:
1,130,000	B-	8.375% due 1/15/14 (c)	1,173,787
205,000	B-	8.375% due 1/15/14 (b)	212,944
		Citizens Communications Co.:
675,000	BB+	Notes, 9.250% due 5/15/11	781,312
		Sr. Notes:
95,000	BB+	7.625% due 8/15/08	103,312
505,000	BB+	9.000% due 8/15/31	581,381
140,000	B3*	Consolidated Communications Illinois/Texas Holdings Inc., Sr. Notes, 9.750% due 4/1/12 (b)	151,900
		GTE Hawaiian Telephone Co., Debentures:
190,000	A+	7.000% due 2/1/06	194,589
140,000	A+	7.375% due 9/1/06	144,602
		Inmarsat Finance PLC:
350,000	B-	7.625% due 6/30/12	368,375
1,047,000	CCC+	Step bond to yield 9.984% due 1/15/12 (c)(d)	797,029
75,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	81,938
		Intelsat Ltd., Notes:
770,000	B	7.625% due 4/15/12 (c)	711,288
350,000	B	6.500% due 11/1/13	298,375
		Intelsat Bermuda Ltd., Sr. Notes:
1,425,000	B+	8.250% due 1/15/13 (b)	1,499,813
85,000	B+	8.625% due 1/15/15 (b)	91,163
355,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	339,469
		MCI Inc., Sr. Notes:
405,850	B+	6.908% due 5/1/07	415,996
851	B+	7.688% due 5/1/09	899
365,000	B+	8.735% due 5/1/14	411,081
		Nextel Communications Inc., Sr. Notes:
470,000	BB	6.875% due 10/31/13	509,950
1,965,000	BB	5.950% due 3/15/14	2,050,969
960,000	BB	7.375% due 8/1/15	1,056,000
344,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	350,880
		PanAmSat Corp.:
915,000	B+	9.000% due 8/15/14	1,011,075
105,000	BB+	Notes, 6.375% due 1/15/08	109,594

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount	Rating(a)	Security	Value

Telecommunications — 13.2% (continued)
		Qwest Corp.:
		Debentures:
$395,000	BB-	7.500% due 6/15/23	$393,025
310,000	BB-	8.875% due 6/1/31	323,950
170,000	BB-	7.250% due 10/15/35	167,450
50,000	BB-	Notes, 9.125% due 3/15/12 (b)	58,125
1,325,000	BB-	Sr. Notes, 7.875% due 9/1/11 (b)	1,454,187
700,000	B	Qwest Capital Funding Inc., 7.900% due 8/15/10 (c)	705,250
		Qwest Communications International Inc., Sr. Notes:
260,000	B	6.294% due 2/15/09 (b)(d)	266,500
310,000	B	7.500% due 2/15/11 (b)(c)	320,075
115,000	B	7.750% due 2/15/14 (b)	119,025
1,379,000	B	Qwest Services Corp., Notes, 14.000% due 12/15/10 (b)	1,644,457
		Rogers Wireless Communications Inc.:
		Secured Notes:
425,000	BB	5.525% due 12/15/10 (d)	450,500
676,000	BB	9.625% due 5/1/11	806,130
35,000	B+	Sr. Sub. Notes, 8.000% due 12/15/12 (c)	38,106
185,000	BB	Rogers Wireless Inc., Debentures, 9.750% due 6/1/16	229,400
		Rural Cellular Corp.:
220,000	B-	Secured Notes, 8.250% due 3/15/12	235,400
595,000	CCC	Sr. Sub. Notes, 9.750% due 1/15/10 (c)	571,200
544,000	CCC-	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (b)	590,240
480,000	CCC-	U.S. Unwired Inc., Secured Notes, 10.000% due 6/15/12	547,200
390,000	CCC	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11 (b)	442,650
265,000	B	Zeus Special Subsidiary Ltd., Sr. Discount Notes, step bond to yield 9.756% due 2/1/15 (b)(d)	178,213

			27,900,860

Transportation — 1.6%
215,000	B	CHC Helicopter Corp., Sr. Sub. Notes, 7.375% due 5/1/14	225,212
540,000	BB-	Gulfmark Offshore Inc., Sr. Notes, 7.750% due 7/15/14 (b)	581,850
820,000	CCC+	H-Lines Finance Holding Corp., Sr. Discount Notes, step bond to yield 10.997% due 4/1/13 (b)(d)	618,075
480,000	CCC+	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (b)	521,400
552,000	B+	OMI Corp., Sr. Notes, 7.625% due 12/1/13	572,700
707,000	BB-	Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11	818,352

			3,337,589

		TOTAL CORPORATE BONDS & NOTES (Cost — $190,514,312)	201,518,230

CONVERTIBLE BONDS — 0.2%

Chemicals — 0.1%
220,000	B1*	Hercules Trust II, 6.500% due 6/30/29 (e)	181,500

Electronics — 0.1%
215,000	B	SCI Systems Inc., Sub. Notes, 3.000% due 3/15/07	205,056

		TOTAL CONVERTIBLE BONDS (Cost — $386,447)	386,556

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount		Security	Value
MORTGAGE-BACKED SECURITIES — 0.2%

Collateralized Mortgage Obligations (CMOs) — 0.2%
$532,454		Blackrock Capital Finance L.P., 9.479% due 9/25/26	$324,797
187,704		Ocwen Residential Mbs Corp., 7.000% due 10/25/40	30,033

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $404,841)	354,830

Shares
COMMON STOCK — 0.0%
65,574		Frank’s Nursery & Crafts, Inc. (e) (Cost — $713,595)	93,771

PREFERRED STOCK — 0.5%
489		Fresenius Medical Care Capital Trust II, 7.875% due 2/1/08	524,452
52		Paxson Communications Corp., 14.250% due 11/15/06	421,330
8,460		Shaw Communications Inc., 8.500% due 9/30/97	216,407

		TOTAL PREFERRED STOCK (Cost — $969,716)	1,162,189

Face Amount	Rating(a)
SOVEREIGN BONDS — 0.4%

Brazil — 0.4%
590,000	BB-	Federative Republic of Brazil, Unsub. Notes, 14.500% due 10/15/09 (c) (Cost — $756,675)	782,487

		SUB-TOTAL INVESTMENTS (Cost — $193,745,586)	204,298,063

SHORT-TERM INVESTMENTS — 12.6%
REPURCHASE AGREEMENTS — 2.4%
3,028,000		State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity $3,028,204; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 8/15/29; Market value — $3,095,265)	3,028,000
2,099,000		Interest in $1,034,334,000 joint tri-party repurchase agreement dated 2/28/05 with UBS Securities LLC, 2.630% due 3/1/05; Proceeds at maturity — $2,099,153; (Fully collateralized by various U.S. Government Agency Obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value — $2,140,980)	2,099,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $5,127,000)	5,127,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares	Security	Value
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 10.2%
21,676,778	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $21,676,778)	$21,676,778

	TOTAL SHORT-TERM INVESTMENTS (Cost — $26,803,778)	26,803,778

	TOTAL INVESTMENTS — 109.0% (Cost — $220,549,364**)	231,101,841
	Liabilities in Excess of Other Assets — (9.0)%	(19,217,933)

	TOTAL NET ASSETS — 100.0%	$211,883,908

(a)	All ratings are by Standard & Poor’s Rating Service, except those identified by an asterisk(*), which are rated by Moody’s Investors Service.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c)	All or a portion of this security is on loan (See Notes 1 and 3).
(d)	Rate shown reflects the current rate on instruments with variable rates or step coupon rates.
(e)	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

See page 97 for definition of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Summary of Investments by Industry†
Telecommunications	13.3%
Media	8.8
Electric Utilities	8.2
Oil & Gas Operations	6.9
Healthcare	4.6
Chemicals	4.2
Packaging & Containers	4.0
Diversified Financial Services	3.8
Casinos & Gaming	3.7
Pipelines	3.7
Retail	3.6
Manufacturing — Miscellaneous	2.7
Forest Products & Paper	2.6
Repurchase Agreements	2.4
Commercial Services	2.1
Diversified Machinery	1.6
Transportation	1.6
Building Materials	1.5
Environmental Control	1.5
Food	1.3
Electronics	1.3
Advertising	1.2
Entertainment	1.2
Real Estate Investment Trusts	1.2
Office/Business Equipment	1.2
Apparel	1.0
Housewares	0.9
Pharmaceuticals	0.9
Healthcare	0.8
Electrical Components & Equipment	0.8
Lodging	0.8
Insurance	0.6
Preferred Stock	0.6
Auto Parts & Equipment	0.5
Beverages	0.5
Other	4.4

100.0%

†	As a percentage of total investments, excluding securities purchased from securities lending collateral.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating(a)	Security	Value

Arizona — 3.0%
$1,000,000	Aaa*	Arizona Student Loan Acquisition Authority Revenue, Series A-1, 5.650% due 5/1/14	$1,075,890

California — 6.5%
1,110,000	AAA	Costa Mesa, CA Certificate of Participation, MBIA-Insured, 5.000% due 10/1/18	1,203,307
1,000,000	AAA	Los Angeles, CA Department of Water and Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,112,930

			2,316,237

Connecticut — 3.1%
1,000,000	AAA	Connecticut State GO, Series B, MBIA-Insured, 5.000% due 6/1/17	1,093,570

District of Columbia — 6.4%
1,000,000	AAA	District of Columbia GO, Series B, 5.436% due 6/1/20 (b)	1,112,910
1,075,000	AAA	Metropolitan Washington D.C. Airport Authority System, Series D, FSA-Insured, 5.375% due 10/1/18	1,162,010

			2,274,920

Florida — 7.5%
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20	1,087,050
200,000	A-1	Putnam County, FL Development Authority PCR, 1.800% due 9/1/24 (b)(c)	200,000
1,250,000	AAA	Tampa, FL Utility Tax and Special Revenue, Series A, AMBAC-Insured, 5.250% due 10/1/19	1,374,262

			2,661,312

Hawaii — 3.1%
1,000,000	AA-	Maui County, HI GO, Series A, 5.500% due 3/1/15	1,098,230

Illinois — 6.4%
1,000,000	AAA	Chicago, IL Board of Education GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,127,400
1,000,000	AAA	University of Illinois, University Revenue, Series B, FGIC-Insured, 5.500% due 4/1/19	1,156,720

			2,284,120

Indiana — 9.8%
1,000,000	Aaa*	Allen County, IN Public Library Building Corp., MBIA-Insured, 5.000% due 1/15/17	1,064,570
1,200,000	A	Indiana Bond Bank Special Project-Hendricks, Series B, (Pre-Refunded — Escrowed with U.S. government securities to 2/1/07 Call @ 102), 6.125% due 2/1/17	1,300,704
100,000	VMIG 1*	Indiana State Educational Facilities Authority Revenue, 1.800% due 7/1/32 (b)(c)	100,000
1,000,000	AAA	Indiana State Health Facility Financing Authority Hospital Revenue, Series A, (Escrowed to maturity with U.S. government securities to sinking fund 9/1/12 @ 100), 5.750% due 9/1/15	1,017,260

			3,482,534

Iowa — 3.2%
1,000,000	AAA	Des Moines, IA Public Parking System Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,116,530

Michigan — 3.2%
1,000,000	AAA	Michigan State House of Representatives Certificate of Participation, AMBAC-Insured, 5.250% due 8/15/14	1,127,740

Minnesota — 2.3%
750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, (Pre-Refunded — Escrowed with U.S. government securities to sinking fund 1/1/13 @ 100), 5.750% due 1/1/18	809,632

Missouri — 0.3%
100,000	A-1+	Missouri State Health and Educational Facilities Authority, Educational Facilities Revenue, 1.800% due 11/1/32 (b)(c)	100,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating(a)	Security	Value

Nevada — 3.7%
$1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	$1,306,352

New Jersey — 3.2%
1,000,000	AAA	New Jersey State Transit Corp. Certificate of Participation, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,130,650

New York — 5.2%
400,000	A-1+	New York, New York GO, Sub. Series E-5, 1.740% due 8/1/16 (b)(c)	400,000
200,000	A-1+	New York, New York City Transitional Finance Authority, Sub. Series 2-F, 1.770% due 11/1/22 (b)(c)	200,000
1,100,000	AAA	New York State Urban Development Corporate Revenue, Series A, FSA-Insured, 5.250% due 1/1/14	1,235,278

			1,835,278

North Carolina — 3.0%
1,000,000	AAA	Johnston County, NC GO, FGIC-Insured, 5.000% due 6/1/21	1,074,940

Ohio — 2.8%
1,000,000	AAA	Ohio State Building Authority Revenue, Series A, MBIA-Insured, 4.500% due 4/1/24	1,011,870

Oklahoma — 3.0%
1,000,000	AAA	Oklahoma City, OK Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,060,370

Pennsylvania — 3.1%
100,000	A-1+	Geisinger Authority, Pennsylvania Health System, 1.790% due 11/15/32 (b)(c)	100,000
1,000,000	Aaa*	Pennsylvania State Higher Educational Facilities Authority Revenue, Series Z, MBIA-Insured, 4.000% due 6/15/20	988,680

			1,088,680

Tennessee — 2.5%
		Blount County, TN Public Building Authority, Series A, AMBAC-Insured (b)(c):
100,000	VMIG 1*	Series A-1E, 1.840% due 6/1/22	100,000
290,000	VMIG 1*	Series A-1H, 1.840% due 6/1/20	290,000
100,000	VMIG 1*	Series A-2C, 1.840% due 6/1/21	100,000
400,000	VMIG 1*	Sevier County, TN Public Building Authority, Series IV-1, 1.840% due 6/1/23 (b)(c)	400,000

			890,000

Texas — 8.5%
1,000,000	AAA	Grapevine, TX GO, FGIC-Insured, 5.700% due 8/15/16	1,112,470
100,000	A-1+	Harris County TX, Health Facilities Development Corporate Revenue, MBIA-Insured, Texas Medical Center Projects, 1.800% due 9/1/31 (b)(c)	100,000
705,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19	733,017
1,000,000	AAA	University of North Texas, University Revenue, FGIC-Insured, 5.000% due 4/15/18	1,060,720

			3,006,207

Washington — 5.8%
1,000,000	AAA	Seattle, WA Water System Revenue, MBIA-Insured, 4.625% due 9/1/24	1,009,440
1,000,000	AAA	Washington State GO, Series R-3A, MBIA-Insured, 5.000% due 1/1/17	1,067,800

			2,077,240

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating(a)	Security	Value

Wisconsin — 3.1%
$1,000,000	Aaa*	Sun Prairie, WI Area School District GO, FGIC-Insured, 5.625% due 4/1/16	$1,102,930

		TOTAL INVESTMENTS — 98.7% (Cost — $33,337,004**)	35,025,232
		Other Assets in Excess of Liabilities — 1.3%	458,176

		TOTAL NET ASSETS — 100.0%	$35,483,408

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investor’s Service.
(b)	Rate shown reflects current rate on instruments with variable or step coupon rates.
(c)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**	Aggregate cost for federal income tax purposes is substantially the same.

See page 97 for definitions of ratings and certain abbreviations.

Summary of Investments by Industry†
Education	22.6%
General Obligation	19.9
Facility	15.2
General	7.2
Utility	7.1
Airport	6.3
Medical	3.8
Bank	3.7
Transportation	3.2
School	3.1
Water	2.9
Power	2.3
Housing	2.1
Pollution	0.6

100.0%

†	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
BONDS — 69.6%

Belgium — 2.7%
3,800,000		Kingdom of Belgium, 5.750% due 3/28/08	$5,478,239

Finland — 2.8%
4,000,000		Finland Government Bond, 5.000% due 7/4/07	5,592,347

France — 10.5%
300,000		France Telecom S.A., 7.250% due 1/28/13	487,686
1,000,000		French Treasury Note, 3.000% due 7/12/08	1,333,952
		Government of France:
6,500,000		6.500% due 4/25/11	10,154,042
800,000		4.000% due 10/25/14	1,088,737
1,900,000		5.500% due 4/25/29	3,045,873
3,000,000		5.750% due 10/25/32	5,009,229
100,000		4.000% due 4/25/55	128,366

			21,247,885

Germany — 13.3%
400,000		Bundesobligation, 3.500% due 10/9/09	540,738
		Deutsche Bundesrepublik:
2,400,000		4.500% due 7/4/09	3,373,404
6,800,000		5.000% due 7/4/12 (a)	9,916,839
700,000		4.500% due 1/4/13	991,710
2,800,000		6.250% due 1/4/24	4,781,527
500,000		6.500% due 7/4/27	891,866
3,100,000		6.250% due 1/4/30	5,431,740
600,000		4.750% due 7/4/34	874,488

			26,802,312

Greece — 3.0%
3,500,000		Hellenic Republic Government Bond, 6.500% due 1/11/14	5,601,386
370,000		Public Power Corp., 4.500% due 3/12/09	511,471

			6,112,857

Hong Kong — 0.4%
500,000	EUR	Hutchison Whampoa Finance Ltd., 5.875% due 7/8/13	739,677

Italy — 3.3%
4,140,000		Buoni Poliennali Del Tesoro, 4.750% due 3/15/06	5,627,093
720,000		Telecom Italia S.p.A., 6.250% due 2/1/12	1,088,041

			6,715,134

Japan — 10.4%
		Development Bank of Japan:
530,000,000		1.400% due 6/20/12 (a)	5,199,005
560,000,000		1.600% due 6/20/14 (a)	5,469,522
		Japan Finance Corp. for Municipal Enterprises:
550,000,000		1.550% due 2/21/12	5,440,827
520,000,000		1.350% due 11/26/13	4,990,355

			21,099,709

Luxembourg — 0.4%
500,000		Hannover Finance (Luxembourg) S.A., 6.250% due 3/14/31	744,884

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value

Mexico — 0.4%
540,000	EUR	Pemex Project Funding Master Trust, 6.250% due 8/5/13 (b)	$796,328

The Netherlands — 3.0%
4,000,000		The Netherlands Government Bond, 5.250% due 7/15/08	5,716,023
280,000		TPSA Eurofinance BV, 6.625% due 3/1/06	386,230

			6,102,253

Poland — 1.1%
6,280,000		Poland Government Bond, 6.000% due 5/24/09	2,191,859

Portugal — 2.7%
4,000,000		Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08	5,372,278

Russia — 0.5%
1,000,000	USD	Russia Government International Bond, 5.000% due 3/31/30	1,051,562

Spain — 7.9%
		Spain Government Bond:
8,800,000		3.600% due 1/31/09	11,958,696
2,200,000		5.750% due 7/30/32	3,670,307
200,000		4.200% due 1/31/37	266,148

			15,895,151

United Kingdom — 6.0%
		United Kingdom Gilt:
860,000		7.500% due 12/7/06	1,732,088
5,270,000		5.000% due 9/7/14 (a)	10,360,243

			12,092,331

United States — 1.2%
		Countrywide Home Loan Mortgage Pass-Through Trust:
300,000		2.547% due 4/25/35 (c)	303,750
300,000		2.940% due 4/25/35 (c)	300,000
700,000		General Motors Acceptance Corp., 6.750% due 1/15/06 (a)	714,489
1,000,000		Morgan Stanley, 2.795% due 1/18/08 (c)	1,001,975
100,000		Nextel Communications Inc., 5.250% due 1/15/10	102,375

			2,422,589

		TOTAL BONDS (Cost — $131,057,656)	140,457,395

Face Amount
U.S. GOVERNMENT AGENCIES — 1.0%
$2,000,000		Federal National Mortgage Association, 5.500% due 3/14/35 (d) (Cost — $2,036,719)	2,016,876

		SUB-TOTAL INVESTMENTS (Cost — $133,094,375)	142,474,271

SHORT-TERM INVESTMENTS — 29.0%
COMMERCIAL PAPER — 8.5%
600,000		Barclays US Funding LLC, 2.685% due 5/24/05	594,630
800,000		Danske Corp., 2.700% due 5/31/05	792,560
200,000		Dexia Delaware LLC, 2.710% due 5/16/05	198,630
5,000,000		DnB NOR Bank ASA, 2.700% due 5/31/05	4,953,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount	Security	Value
COMMERCIAL PAPER — 8.5% (continued)
$1,200,000	ForeningsSparbanken AB (Swedbank), 2.690% due 5/27/05	$1,189,240
4,900,000	Rabobank USA Financial Corp., 2.700% due 5/27/05	4,899,688
	UBS Finance Delaware LLC:
900,000	2.670% due 5/25/05	891,990
1,200,000	2.810% due 6/15/05	1,188,947
2,400,000	Westpac Capital Corp., 2.760% due 6/9/05	2,377,920

	TOTAL COMMERCIAL PAPER (Cost — $17,081,736)	17,087,480

TREASURY BILLS — 19.7%

Germany — 6.5%
10,000,000	German Treasury Bill, 2.051% due 5/11/05 (a)	13,209,749

The Netherlands — 6.5%
10,000,000	Dutch Treasury Certificate, 2.068% due 4/29/05	13,218,667

Spain — 6.5%
10,000,000	Spain Letras del Tesoro, 2.063% due 4/22/05 (a)	13,224,139

United States — 0.2%
	U.S. Treasury Bills (e):
120,000	2.050% due 3/17/05	119,891
50,000	2.060% due 3/17/05	49,954
20,000	2.120% due 3/17/05	19,981
30,000	2.165% due 3/17/05	29,971
140,000	2.205% due 3/17/05	139,863
20,000	2.455% due 5/5/05	19,906

		379,566

	TOTAL TREASURY BILLS (Cost — $39,340,190)	40,032,121

REPURCHASE AGREEMENT — 0.8%
1,526,000	State Street Bank and Trust Co. dated 2/28/05, 2.420% due 3/1/05; Proceeds at maturity — $1,526,103; (Fully collateralized by U.S. Treasury Bonds, 6.125% due 8/15/29; Market value — $1,556,683) (Cost — $1,526,000)	1,526,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $57,947,926)	58,645,601

	TOTAL INVESTMENTS — 99.6% (Cost — $191,042,301**)	201,119,872
	Other Assets in Excess of Liabilities — 0.4%	894,454

	TOTAL NET ASSETS — 100.0%	$202,014,326

†	Face amount represents local currency unless otherwise indicated.
(a)	All or a portion of this security is segregated for open futures contracts, short sales transactions and/or open forward foreign currency contracts (See Notes 1 and 3).
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Trustees.
(c)	Rate shown reflects the current rate on instruments with variable rates or step coupon rates.
(d)	Security is traded on a “to-be-announced” basis (See Note 1).
(e)	All or a portion of this security is held as collateral for open futures contracts.
**	Aggregate cost for federal income tax purposes is substantially the same.

Currency abbreviations used in this schedule:

EUR — Euro
USD — US Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Summary of Investment by Industry***
Government	87.2%
Commercial Paper	8.5
Financial	1.6
Communications	1.0
Repurchase Agreement	0.8
Energy	0.4
Mortgage-Backed Securities	0.3
Utilities	0.2

100.0%

***	As a percentage of total investments.

Schedule of Options Written

(unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
59	U.S. Treasury 10 Year Note Future Call	5/05	$113.00	$9,219
12	U.S. Treasury 10 Year Note Future Put	5/05	109.00	9,562

	TOTAL OPTIONS WRITTEN (Premiums received — $42,156)			$18,781

Schedule of Securities Sold Short

(unaudited)

Shares	Security	Value
U.S. GOVERNMENT AGENCIES
7,000,000	Federal National Mortgage Association, 5.500% due 3/14/35 (a) (Proceeds — $7,125,781)	$7,059,066

(a)	Security is traded on a “to-be-announced” basis (See Note 1).

See Notes to Financial Statements.

Ratings and Abbreviations

(unaudited)

Bond Ratings
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.
AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB,B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and
3 the lowest rating within its generic category.
Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa and Ca	— Bonds rated “Caa” and “Ca” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.
C	— Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	— Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings
VMIG 1	— Moody’s highest rating for issues having demand feature — variable-rate demand obligation (VRDO).
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1

— Standard & Poor’s highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Abbreviations*
AMBAC	— Ambac Assurance Corporation	GO	— General Obligation
CMO	— Collateralized Mortgage Obligations	ISD	— Independent School District
COP	— Certificate of Participation	MBIA	— Municipal Bond Investors Assurance Corporation
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FHLMC	— Federal Home Loan Mortgage Corporation	PDI	— Past Due Interest
FNMA	— Federal National Mortgage Association	PSFG	— Permanent School Fund Guaranty
FSA	— Financial Security Assurance	VRDN	— Variable Rate Demand Note
GNMA	— Government National Mortgage Association

*	Abbreviations may or may not appear in the schedules of investments.

Statements of Assets and Liabilities

February 28, 2005 (unaudited)

	Large Capitalization Value Equity Investments	Large Capitalization Growth Investments	Small Capitalization Value Equity Investments
ASSETS:
Investments, at cost	$1,093,906,164	$1,075,422,900	$296,117,407
Short-term investments, at cost	30,838,000	32,270,000	91,080,421

Total investments, at cost	1,124,744,164	1,107,692,900	387,197,828
Foreign currency, at cost	—	—	—

Investments, at value	$1,313,002,887	$1,303,025,624	$395,416,805
Short-term investments, at value	30,838,000	32,270,000	91,080,421

Total investments, at value	1,343,840,887	1,335,295,624	486,497,226
Foreign currency, at value	—	—	—
Cash	1,592	3,220	52,405
Cash collateral at broker for open futures contracts (Notes 1 and 3)	—	—	—
Receivable for securities sold	9,186,626	14,136,974	11,807,433
Dividends and interest receivable	2,534,714	925,107	577,450
Receivable for Fund shares sold	3,216,318	4,046,212	596,582
Receivable for open forward foreign currency contracts (Notes 1 and 3)	—	—	—
Receivable from broker — variation margin on open futures contracts	—	—	—
Receivable from Manager	—	—	—
Premium received on open swap contracts	—	—	—
Unrealized appreciation on open swap contracts	—	—	—

Total Assets	1,358,780,137	1,354,407,137	499,531,096

LIABILITIES:
Payable for securities purchased	3,084,178	13,568,864	3,562,329
Payable for Fund shares reacquired	3,351,188	3,145,830	1,438,260
Management fees payable	605,070	612,833	246,765
Administration fees payable	206,503	205,018	62,366
Due to custodian	—	—	—
Payable for loaned securities collateral (Notes 1 and 3)	—	—	87,029,421
Payable for open forward foreign currency contracts (Notes 1 and 3)	—	—	—
Payable to broker — variation margin on open futures contracts	—	—	—
Dividends payable	—	—	—
Written options, at value (Premiums received — $57,525 and $42,156, respectively) (Notes 1 and 3)	—	—	—
Deferred mortgage dollar roll income	—	—	—
Unrealized depreciation on open swap contracts	—	—	—
Short sales, at value (Proceeds — $12,970,834 and $7,125,781, respectively)	—	—	—
Transfer agency service fees payable	108,504	102,265	75,432
Premium paid for open swap contracts	—	—	—
Accrued expenses	146,505	88,127	95,364
Other liabilities	—	—	—

Total Liabilities	7,501,948	17,722,937	92,509,937

Total Net Assets	$1,351,278,189	$1,336,684,200	$407,021,159

NET ASSETS:
Par value of shares of beneficial interest (Note 5)	$121,365	$114,583	$25,386
Capital paid in excess of par value	1,171,546,113	1,497,128,392	258,491,932
Undistributed (overdistributed) net investment income	2,479,212	353,083	919,300
Accumulated net investment loss	—	—	—
Accumulated net realized gain (loss) from investment transactions, futures contacts, options and foreign currencies	(41,965,224)	(388,514,582)	48,285,143
Net unrealized appreciation of investments, futures contracts, options, swap contracts and foreign currencies	219,096,723	227,602,724	99,299,398

Total Net Assets	$1,351,278,189	$1,336,684,200	$407,021,159

Shares Outstanding	121,365,453	114,582,996	25,386,478

Net Asset Value	$11.13	$11.67	$16.03

See Notes to Financial Statements.

Small Capitalization Growth Investments	International Equity Investments	Emerging Markets Equity Investments	Government Money Investments	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	International Fixed Income Investments

$295,600,101	$609,227,294	$152,933,319	$92,970,831	$438,414,474	$193,745,586	$33,337,004	$133,094,375
115,106,052	268,997,465	3,165,000	—	126,898,980	26,803,778	—	57,947,926

410,706,153	878,224,759	156,098,319	92,970,831	565,313,454	220,549,364	33,337,004	191,042,301
—	208,817	191,535	—	320,711	—	—	1,095,827

$381,266,213	$775,128,758	$239,061,058	$92,970,831	$440,797,651	$204,298,063	$35,025,232	$142,474,271
115,106,052	268,997,465	3,165,000	—	127,019,842	26,803,778	—	58,645,601

496,372,265	1,044,126,223	242,226,058	92,970,831	567,817,493	231,101,841	35,025,232	201,119,872
—	209,911	194,242	—	322,891	—	—	1,098,309
1,943	1,381	2,081	955	—	370,528	6,789	1,580
—	—	40,030	—	—	—	—	—
3,579,778	5,624,668	694,066	—	15,851,449	793,705	—	20,525,781
47,358	1,213,487	1,090,995	89,230	2,986,610	3,770,509	444,134	2,922,566
1,110,403	2,946,005	678,892	206,543	1,491,479	542,886	46,704	1,060,131
—	20,245	29,170	—	16,520	—	—	1,345,408
—	—	11,781	—	103,452	—	—	—
—	—	—	8,997	—	—	—	—
—	—	—	—	729	—	—	824,477
—	—	—	—	7,982	—	—	319,305

501,111,747	1,054,141,920	244,967,315	93,276,556	588,598,605	236,579,469	35,522,859	229,217,429

5,950,339	14,757,928	400,832	—	50,434,168	2,335,488	—	15,837,481
1,393,996	1,773,173	791,036	218,159	946,511	448,324	3,747	212,505
237,487	393,200	141,403	—	151,360	90,066	10,885	74,719
59,836	121,847	35,567	—	75,954	32,792	5,442	29,888
—	—	—	—	20,924	—	—	—
100,109,052	210,396,465	—	—	30,512,305	21,676,778	—	—
—	1,645	772	—	198,947	—	—	2,836,302
—	—		—	114,500	—	—	12,020
—	—	—	69,315	—	—	—	—
—	—	—	—	48,497	—	—	18,781
—	—	—	—	16,195	—	—	—
—	—	—	—	—	—	—	174,880
—	—	—	—	12,872,838	—	—	7,059,066
96,085	97,959	62,233	86,972	74,241	65,253	3,000	47,600
—	—	—	—	—	—	—	856,548
101,809	109,262	73,970	13,387	45,150	46,860	16,377	43,313
—	24,532	431,614	—	—	—	—	—

107,948,604	227,676,011	1,937,427	387,833	95,511,590	24,695,561	39,451	27,203,103

$393,163,143	$826,465,909	$243,029,888	$92,888,723	$493,087,015	$211,883,908	$35,483,408	$202,014,326

$28,646	$76,750	$23,775	$92,916	$59,563	$42,986	$3,853	$23,488
680,514,657	909,869,366	262,747,142	92,816,919	499,659,855	287,133,372	35,540,436	191,677,157
—	(5,151,729)	(184,199)	—	(342,347)	(1,348,720)	207,389	(4,521,459)
(1,352,749)	—	—	—	—	—	—	—

(371,693,543)	(244,270,833)	(105,343,270)	(21,112)	(8,698,838)	(84,496,207)	(1,956,498)	5,958,630

85,666,132	165,942,355	85,786,440	—	2,408,782	10,552,477	1,688,228	8,876,510

$393,163,143	$826,465,909	$243,029,888	$92,888,723	$493,087,015	$211,883,908	$35,483,408	$202,014,326

28,646,133	76,750,171	23,775,100	92,915,622	59,563,084	42,986,269	3,853,019	23,488,017

$13.72	$10.77	$10.22	$1.00	$8.28	$4.93	$9.21	$8.60

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 28, 2005 (unaudited)

	Large Capitalization Value Equity Investments	Large Capitalization Growth Investments	Small Capitalization Value Equity Investments
INVESTMENT INCOME:
Dividends	$14,628,167	$5,559,731	$3,873,702
Interest	498,880	340,834	138,686
Securities lending	—	—	58,343
Less: Foreign withholding tax	(3,919)	(16,291)	(16,649)

Total Investment Income	15,123,128	5,884,274	4,054,082

EXPENSES:
Management fees (Note 2)	3,983,996	3,879,892	1,713,619
Administration fees (Note 2)	1,358,452	1,296,392	443,467
Transfer agency service fees (Note 2)	515,050	482,166	372,469
Custody	35,821	52,156	22,549
Trustees’ fees	24,982	26,656	9,795
Audit and legal	20,800	20,798	18,116
Shareholder communications	19,594	20,581	15,394
Registration fees	11,338	17,332	9,353
Interest expense (Note 3)	—	—	—
Other	7,022	13,139	5,555

Total Expenses	5,977,055	5,809,112	2,610,317
Less: Investment advisory and administration fee waiver and expense reimbursement (Notes 2 and 6)	(287,154)	(277,921)	(264,386)

Net Expenses	5,689,901	5,531,191	2,345,931

Net Investment Income (Loss)	9,433,227	353,083	1,708,151

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS, SWAP CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	33,901,657	7,115,023	55,348,192
Futures contracts	—	—	—
Options written	—	—	—
Foreign currency transactions	267	—	(22)

Net Realized Gain (Loss)	33,901,924	7,115,023	55,348,170

Net Change in Unrealized Appreciation/Depreciation From:
Investments, futures contracts, options and swap contracts	114,889,469	88,538,868	14,956,261
Foreign currencies	(260)	—	—

Net Change in Unrealized Appreciation/Depreciation	114,889,209	88,538,868	14,956,261

Net Gain (Loss) on Investments, Futures Contracts, Options, Swap Contracts and Foreign Currencies	148,791,133	95,653,891	70,304,431

Increase in Net Assets From Operations	$158,224,360	$96,006,974	$72,012,582

See Notes to Financial Statements.

Small Capitalization Growth Investments	International Equity Investments	Emerging Markets Equity Investments	Government Money Investments	Core Fixed Income Investments	High Yield Investments	Municipal Bond Investments	International Fixed Income Investments

$460,381	$4,491,170	$2,363,308	$—	$—	$56,851	$—	$—
87,462	300,626	30,833	873,493	9,874,741	8,813,486	767,671	2,247,817
42,839	228,904	—	—	36,312	30,576	—	—
(1,633)	(401,107)	(405,588)	—	—	—	—	—

589,049	4,619,593	1,988,553	873,493	9,911,053	8,900,913	767,671	2,247,817

1,366,755	2,166,662	844,174	66,854	960,659	655,900	69,153	364,426
342,796	659,915	211,856	89,139	481,950	239,650	34,577	145,770
418,819	387,355	216,384	272,176	244,018	184,311	8,651	117,496
26,483	122,064	240,538	8,309	68,478	47,725	6,541	44,449
9,247	11,519	5,321	2,610	10,741	5,669	1,956	3,708
19,543	19,837	23,374	18,546	17,188	18,629	16,378	17,309
12,130	13,433	9,968	14,871	11,803	10,630	768	6,051
9,736	12,450	7,692	10,181	14,957	12,398	7,822	7,443
—	1,050	—	—	—	—	—	766
4,520	4,328	3,915	2,802	4,368	2,666	1,535	3,282

2,210,029	3,398,613	1,563,222	485,488	1,814,162	1,177,578	147,381	710,700
(268,231)	(257,485)	(179,720)	(461,638)	(203,554)	(103,344)	(6,643)	(94,265)

1,941,798	3,141,128	1,383,502	23,850	1,610,608	1,074,234	140,738	616,435

(1,352,749)	1,478,465	605,051	849,643	8,300,445	7,826,679	626,933	1,631,382

9,913,961	23,817,857	16,546,120	—	4,318,169	6,539,465	(362)	7,454,689
—	—	928	—	2,059,315	—	—	332,261
—	—	—	—	289,823	—	—	26,672
—	(126,014)	(94,123)	—	(373,883)	—	—	669,983

9,913,961	23,691,843	16,452,925	—	6,293,424	6,539,465	(362)	8,483,605

38,972,047	102,082,384	49,301,289	—	(7,313,028)	229,369	(64,414)	4,945,783
20	(287)	(135,301)	—	(166,496)	—	—	(1,950,036)

38,972,067	102,082,097	49,165,988	—	(7,479,524)	229,369	(64,414)	2,995,747

48,886,028	125,773,940	65,618,913	—	(1,186,100)	6,768,834	(64,776)	11,479,352

$47,533,279	$127,252,405	$66,223,964	$849,643	$7,114,345	$14,595,513	$562,157	$13,110,734

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2005 (unaudited) and the Year Ended August 31, 2004

	Large Capitalization Value Equity Investments		Large Capitalization Growth Investments
	2005	2004	2005	2004
OPERATIONS:
Net investment income (loss)	$9,433,227	$14,965,780	$353,083	$(3,871,895)
Net realized gain (loss)	33,901,924	97,398,644	7,115,023	102,680,075
Net change in unrealized appreciation/depreciation	114,889,209	28,820,739	88,538,868	(53,872,509)

Increase in Net Assets From Operations	158,224,360	141,185,163	96,006,974	44,935,671

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(15,008,703)	(17,504,343)	—	—
Net realized gains	—	—	—	—

Decrease in Net Assets From Distributions to Shareholders	(15,008,703)	(17,504,343)	—	—

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	121,507,326	319,541,600	148,370,923	289,471,578
Net assets value of shares issued for reinvestment of distributions	14,701,468	17,116,878	—	—
Cost of shares reacquired	(231,944,213)	(270,125,513)	(124,481,716)	(272,541,080)

Increase (Decrease) in Net Assets From Fund Share Transactions	(95,735,419)	66,532,965	23,889,207	16,930,498

Increase (Decrease) in Net Assets	47,480,238	190,213,785	119,896,181	61,866,169
NET ASSETS:
Beginning of period	1,303,797,951	1,113,584,166	1,216,788,019	1,154,921,850

End of period*	$1,351,278,189	$1,303,797,951	$1,336,684,200	$1,216,788,019

* Includes undistributed (overdistributed) net investment income of:	$2,479,212	$8,054,688	$353,083	—

* Includes accumulated net investment loss of:	—	—	—	—

See Notes to Financial Statements.

Small Capitalization Value Equity Investments		Small Capitalization Growth Investments		International Equity Investments		Emerging Markets Equity Investments
2005	2004	2005	2004	2005	2004	2005	2004

$1,708,151	$2,915,372	$(1,352,749)	$(3,688,720)	$1,478,465	$5,395,699	$605,051	$1,438,162
55,348,170	54,676,867	9,913,961	83,365,060	23,691,843	97,381,732	16,452,925	49,551,944
14,956,261	34,280,803	38,972,067	(54,958,133)	102,082,097	(13,501,915)	49,165,988	(12,571,513)

72,012,582	91,873,042	47,533,279	24,718,207	127,252,405	89,275,516	66,223,964	38,418,593

(3,502,303)	(3,200,315)	—	—	(6,542,279)	(8,500,192)	(2,337,325)	(822,753)
(43,785,779)	—	—	—	—	—	—	—

(47,288,082)	(3,200,315)	—	—	(6,542,279)	(8,500,192)	(2,337,325)	(822,753)

30,917,844	64,371,901	82,667,672	82,723,146	170,785,057	118,534,396	25,003,108	59,116,228
46,502,013	3,136,620	—	—	6,435,533	8,352,717	2,307,383	813,221
(124,523,528)	(151,582,004)	(54,950,626)	(286,056,954)	(60,021,025)	(152,194,637)	(36,251,949)	(105,476,274)

(47,103,671)	(84,073,483)	27,717,046	(203,333,808)	117,199,565	(25,307,524)	(8,941,458)	(45,546,825)

(22,379,171)	4,599,244	75,250,325	(178,615,601)	237,909,691	55,467,800	54,945,181	(7,950,985)

429,400,330	424,801,086	317,912,818	496,528,419	588,556,218	533,088,418	188,084,707	196,035,692

$407,021,159	$429,400,330	$393,163,143	$317,912,818	$826,465,909	$588,556,218	$243,029,888	$188,084,707

$919,300	$2,713,452	—	—	$(5,151,729)	$(87,915)	$(184,199)	$1,548,075

—	—	$(1,352,749)	—	—	—	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2005 (unaudited)

and the Year Ended August 31, 2004

	Government Money Investments
	2005	2004
OPERATIONS:
Net investment income (loss)	$849,643	$488,667
Net realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	—	—

Increase in Net Assets From Operations	849,643	488,667

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(849,643)	(488,667)
Net realized gains	—	—

Decrease in Net Assets From Distributions to Shareholders	(849,643)	(488,667)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	41,051,021	88,254,534
Net asset value of shares issued for reinvestment of distributions	800,931	472,008
Net asset value of shares issued in connection with the transfer of net assets of:
Long-Term Bond Investments	—	—
Mortgage Backed Investments	—	—
Multi-Sector Fixed Income Investments	—	—
Cost of shares reacquired	(42,838,065)	(105,312,733)

Increase (Decrease) in Net Assets From Fund Share Transactions	(986,113)	(16,586,191)

Increase (Decrease) in Net Assets	(986,113)	(16,586,191)
NET ASSETS:
Beginning of period	93,874,836	110,461,027

End of period*	$92,888,723	$93,874,836

* Includes undistributed (overdistributed) net investment income of:	—	—

See Notes to Financial Statements.

Core Fixed Income Investments		High Yield Investments		Municipal Bond Investments		International Fixed Income Investments
2005	2004	2005	2004	2005	2004	2005	2004

$8,300,445	$11,711,844	$7,826,679	$15,789,584	$626,933	$1,091,697	$1,631,382	$2,944,788
6,293,424	825,530	6,539,465	7,591,698	(362)	144,567	8,483,605	9,047,226
(7,479,524)	5,667,764	229,369	2,519,959	(64,414)	810,297	2,995,747	2,732,198

7,114,345	18,205,138	14,595,513	25,901,241	562,157	2,046,561	13,110,734	14,724,212

(9,599,610)	(11,889,622)	(9,055,939)	(16,171,887)	(656,897)	(1,152,482)	(6,756,115)	(11,403,364)
—	—	—	—	—	—	—	—

(9,599,610)	(11,889,622)	(9,055,939)	(16,171,887)	(656,897)	(1,152,482)	(6,756,115)	(11,403,364)

61,339,502	146,617,588	27,582,333	63,711,334	4,974,480	13,164,319	85,458,592	30,768,542
9,205,375	11,409,013	8,735,163	15,618,102	592,371	1,023,857	6,299,917	10,891,966

—	15,333,480	—	—	—	—	—	—
—	70,385,745	—	—	—	—	—	—
—	27,160,561	—	—	—	—	—	—
(55,780,519)	(114,272,118)	(69,623,218)	(76,599,296)	(3,883,402)	(9,573,581)	(12,510,620)	(40,598,864)

14,764,358	156,634,269	(33,305,722)	2,730,140	1,683,449	4,614,595	79,247,889	1,061,644

12,279,093	162,949,785	(27,766,148)	12,459,494	1,588,709	5,508,674	85,602,508	4,382,492

480,807,922	317,858,137	239,650,056	227,190,562	33,894,699	28,386,025	116,411,818	112,029,326

$493,087,015	$480,807,922	$211,883,908	$239,650,056	$35,483,408	$33,894,699	$202,014,326	$116,411,818

$(342,347)	$956,818	$(1,348,720)	$(119,460)	$207,389	$237,353	$(4,521,459)	$603,274

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments
	2005(1)		2004	2003	2002	2001(2)	2000
Net Asset Value, Beginning of Period	$10.01		$9.00	$8.39	$10.07	$11.93	$13.53

Income (Loss) From Operations:
Net investment income	0.07		0.12	0.13	0.12	0.12	0.17
Net realized and unrealized gain (loss)	1.17		1.03	0.59	(1.68)	(0.34)	0.31

Total Income (Loss) From Operations	1.24		1.15	0.72	(1.56)	(0.22)	0.48

Less Distributions From:
Net investment income	(0.12)		(0.14)	(0.11)	(0.12)	(0.15)	(0.17)
Net realized gains	—		—	—	—	(1.49)	(1.91)

Total Distributions	(0.12)		(0.14)	(0.11)	(0.12)	(1.64)	(2.08)

Net Asset Value, End of Period	$11.13		$10.01	$9.00	$8.39	$10.07	$11.93

Total Return(3)	12.37	%‡	12.89%	8.75%	(15.71)%	(1.96)%	4.00%
Net Assets, End of Period (millions)	$1,351		$1,304	$1,114	$1,081	$1,612	$1,933
Ratios to Average Net Assets:
Expenses	0.84	%†(4)	0.87%	0.93%	0.87%	0.78%	0.78%
Net investment income	1.39	†	1.21	1.60	1.16	1.10	1.34
Portfolio Turnover Rate	26%		94%	81%	111%	79%	78%

Large Capitalization Growth Investments
	2005(1)		2004	2003	2002	2001(2)	2000
Net Asset Value, Beginning of Period	$10.81		$10.38	$8.36	$11.34	$29.33	$24.35

Income (Loss) From Operations:
Net investment income (loss)	0.00	*	(0.03)	(0.00)*	(0.04)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	0.86		0.46	2.02	(2.94)	(11.65)	7.87

Total Income (Loss) From Operations	0.86		0.43	2.02	(2.98)	(11.70)	7.83

Less Distributions From:
Net investment income	—		—	—	—	—	—
Net realized gains	—		—	—	—	(6.29)	(2.85)

Total Distributions	—		—	—	—	(6.29)	(2.85)

Net Asset Value, End of Period	$11.67		$10.81	$10.38	$8.36	$11.34	$29.33

Total Return(3)	7.96	%‡	4.14%	24.16%	(26.28)%	(45.61)%	34.31%
Net Assets, End of Period (millions)	$1,337		$1,217	$1,155	$1,026	$1,651	$2,758
Ratios to Average Net Assets:
Expenses	0.85	%†(4)	0.88%	0.90%	0.86%	0.77%	0.71%
Net investment income (loss)	0.05	†	(0.31)	(0.30)	(0.30)	(0.29)	(0.15)
Portfolio Turnover Rate	34%		117%	79%	122%	115%	59%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment adviser voluntarily waived a portion of its fees for the six months ended February 28, 2005. If such fees were not voluntarily waived, the annualized expense ratios would have been 0.88% and 0.90% for Large Capitalization Value Equity Investments and Large Capitalization Growth Investments, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.
*	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments
	2005(1)(2)		2004(2)	2003	2002	2001(2)	2000
Net Asset Value, Beginning of Period	$15.05		$12.30	$11.56	$12.54	$10.72	$10.56

Income (Loss) From Operations:
Net investment income	0.06		0.09	0.13	0.15	0.19	0.20
Net realized and unrealized gain (loss)	2.62		2.76	1.25	(0.48)	1.90	0.30

Total Income (Loss) From Operations	2.68		2.85	1.38	(0.33)	2.09	0.50

Less Distributions From:
Net investment income	(0.13)		(0.10)	(0.05)	(0.19)	(0.13)	(0.16)
Net realized gains	(1.57)		—	(0.59)	(0.46)	(0.14)	(0.18)

Total Distributions	(1.70)		(0.10)	(0.64)	(0.65)	(0.27)	(0.34)

Net Asset Value, End of Period	$16.03		$15.05	$12.30	$11.56	$12.54	$10.72

Total Return(3)	18.11	%‡	23.24%	13.12%	(2.85)%	19.98%	5.09%
Net Assets, End of Period (millions)	$407		$429	$425	$503	$639	$852
Ratios to Average Net Assets:
Expenses	1.06	%†(4)	1.16%	1.20%	1.13%	0.94%	0.91%
Net investment income	0.77	†	0.66	1.00	0.94	1.70	2.12
Portfolio Turnover Rate	43%		33%	33%	54%	63%	72%

Small Capitalization Growth Investments
	2005(1)(2)		2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$11.97		$11.83	$ 9.01	$12.26	$24.36	$17.93

Income (Loss) From Operations:
Net investment loss	(0.05)		(0.11)	(0.07)	(0.09)	(0.08)	(0.11)
Net realized and unrealized gain (loss)	1.80		0.25	2.89	(3.16)	(7.71)	8.66

Total Income (Loss) From Operations	1.75		0.14	2.82	(3.25)	(7.79)	8.55

Less Distributions From:
Net realized gains	—		—	—	—	(4.31)	(2.12)

Total Distributions	—		—	—	—	(4.31)	(2.12)

Net Asset Value, End of Period	$13.72		$11.97	$11.83	$ 9.01	$12.26	$24.36

Total Return(3)	14.62	%‡	1.18%	31.30%	(26.51)%	(34.21)%	50.57%
Net Assets, End of Period (millions)	$393		$318	$497	$474	$752	$1,572
Ratios to Average Net Assets:
Expenses	1.13	%†(4)	1.19%	1.27%	1.20%	1.06%	0.98%
Net investment loss	(0.79	)†	(0.82)	(0.77)	(0.79)	(0.51)	(0.50)
Portfolio Turnover Rate	40%		80%	88%	91%	80%	110%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment adviser voluntarily waived a portion of its fees for the six months ended February 28, 2005. If such fees were not voluntarily waived, the annualized expense ratios would have been 1.18% and 1.29% for Small Capitalization Value Equity Investments and Small Capitalization Growth Investments, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

International Equity Investments
	2005(1)(2)		2004(2)	2003(2)	2002(2)	2001(2)	2000
Net Asset Value, Beginning of Period	$9.01		$7.82	$6.93	$8.26	$13.50	$12.43

Income (Loss) From Operations:
Net investment income	0.02		0.08	0.10	0.03	0.05	0.14
Net realized and unrealized gain (loss)	1.84		1.24	0.81	(1.36)	(3.59)	2.19

Total Income (Loss) From Operations	1.86		1.32	0.91	(1.33)	(3.54)	2.33

Less Distributions From:
Net investment income	(0.10)		(0.13)	(0.02)	(0.00)*	(0.05)	(0.11)
Net realized gains	—		—	—	—	(1.65)	(1.15)

Total Distributions	(0.10)		(0.13)	(0.02)	(0.00)*	(1.70)	(1.26)

Net Asset Value, End of Period	$10.77		$9.01	$7.82	$6.93	$8.26	$13.50

Total Return(3)	20.73	%‡	16.90%	13.21%	(16.08)%	(28.67)%	19.17%
Net Assets, End of Period (millions)	$826		$589	$533	$535	$749	$1,569
Ratios to Average Net Assets:
Expenses	0.95	%†(4)	1.08%	1.14%	1.23%	1.03%	0.94%
Net investment income	0.45	†	0.90	1.55	0.39	0.49	0.54
Portfolio Turnover Rate	32%		84%	110%	131%	64%	75%

Emerging Markets Equity Investments
	2005(1)(2)		2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$7.60		$6.48	$5.22	$5.12	$7.35	$6.74

Income (Loss) From Operations:
Net investment income (loss)	0.03		0.05	0.04	0.02	0.05	(0.02)
Net realized and unrealized gain (loss)	2.68		1.10	1.28	0.11	(2.28)	0.67

Total Income (Loss) From Operations	2.71		1.15	1.32	0.13	(2.23)	0.65

Less Distributions From:
Net investment income	(0.09)		(0.03)	(0.06)	(0.03)	—	(0.04)

Total Distributions	(0.09)		(0.03)	(0.06)	(0.03)	—	(0.04)

Net Asset Value, End of Period	$10.22		$7.60	$6.48	$5.22	$5.12	$7.35

Total Return(3)	35.92	%‡	17.71%	25.51%	2.62%	(30.34)%	9.62%
Net Assets, End of Period (millions)	$243		$188	$196	$184	$246	$305
Ratios to Average Net Assets:
Expenses	1.31	%†(4)	1.64%	1.79%	1.72%	1.69%	1.66%
Net investment income (loss)	0.57	†	0.67	0.86	0.40	0.79	(0.24)
Portfolio Turnover Rate	36%		117%	88%	65%	83%	110%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	The investment adviser voluntarily waived a portion of its fees for the six months ended February 28, 2005. If such fees were not voluntarily waived, the annualized expense ratios would have been 1.03% and 1.48% for International Equity Investments and Emerging Markets Equity Investments, respectively.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

Government Money Investments
	2005(1)		2004		2003(2)	2002(2)		2001(2)	2000(2)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income	0.01		0.00	*	0.01	0.02		0.05	0.05
Dividends from net investment income	(0.01)		(0.00	)*	(0.01)	(0.02)		(0.05)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00

Total Return(3)	0.94	%‡	0.48%		0.85%	1.80%		5.04%	5.44%
Net Assets, End of Period (000s)	$92,889		$93,875		$110,461	$140,411		$181,954	$225,756
Ratios to Average Net Assets:
Expenses(4)(5)	0.05	%†	0.60%		0.60%	0.60%		0.60%	0.60%
Net investment income	1.91	†	0.48		0.81	1.82		5.04	5.30

Core Fixed Income Investments
	2005(1)		2004		2003(2)	2002(2)		2001	2000
Net Asset Value, Beginning of Period	$8.32		$8.18		$8.20	$8.31		$7.82	$7.83

Income (Loss) From Operations:
Net investment income	0.14		0.27		0.35	0.44	(6)	0.50	0.48
Net realized and unrealized gain (loss)	(0.02)		0.15		0.04	(0.06	)(6)	0.46	(0.05)

Total Income From Operations	0.12		0.42		0.39	0.38		0.96	0.43

Less Distributions From:
Net investment income	(0.16)		(0.28)		(0.41)	(0.49)		(0.47)	(0.44)

Total Distributions	(0.16)		(0.28)		(0.41)	(0.49)		(0.47)	(0.44)

Net Asset Value, End of Period	$8.28		$8.32		$8.18	$8.20		$8.31	$7.82

Total Return(3)	1.50	%‡	5.17%		4.78%	4.73%		12.57%	5.73%
Net Assets, End of Period (millions)	$493		$481		$318	$331		$369	$565
Ratios to Average Net Assets:
Expenses	0.67	%†(7)	0.76%		0.77%	0.75%		0.79%	0.78%
Net investment income	3.44	†	3.25		4.22	5.39	(6)	6.15	6.02
Portfolio Turnover Rate	197	%(8)	369	%(8)	257%	280%		325%	195%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(4)	As a result of a voluntary expense limitation, expense ratios will not exceed 0.60%.
(5)	The investment adviser and administrator voluntarily waived their fees and/or reimbursed the Fund for the six months ended February 28, 2005 and the years ended August 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not voluntarily waived and/or expenses not reimbursed, the annualized expense ratio would have been 1.09%, 0.98%, 0.90%, 0.91%, 0.74% and 0.78%.
(6)	Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, those amounts would have been $0.46 for net investment income, $(0.08) for net realized and unrealized loss and 5.47% for the ratio of net investment income to average net assets. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(7)	The investment adviser voluntarily waived a portion of its fees for the six months ended February 28, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 0.75%.
(8)	Excluding mortgage dollar roll transactions. If mortgage dollar transactions had been included, the portfolio turnover rate would have been 219% and 392%, for the six months ended February 28, 2005 and the year ended August 31, 2004, respectively.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

High Yield Investments
	2005(1)		2004	2003	2002(2)		2001(2)	2000(2)
Net Asset Value, Beginning of Period	$4.81		$4.61	$4.38	$5.20		$5.85	$7.33

Income (Loss) From Operations:
Net investment income	0.16		0.32	0.36	0.44	(3)	0.51	0.69
Net realized and unrealized gain (loss)	0.15		0.21	0.25	(0.82	)(3)	(0.64)	(1.37)

Total Income (Loss) From Operations	0.31		0.53	0.61	(0.38)		(0.13)	(0.68)

Less Distributions From:
Net investment income	(0.19)		(0.33)	(0.38)	(0.44)		(0.52)	(0.71)
Return of capital	—		—	—	—		—	(0.09)

Total Distributions	(0.19)		(0.33)	(0.38)	(0.44)		(0.52)	(0.80)

Net Asset Value, End of Period	$4.93		$4.81	$4.61	$4.38		$5.20	$5.85

Total Return(4)	6.49	%‡	11.81%	14.57%	(7.75)%		(2.27)%	(9.37)%
Net Assets, End of Period (millions)	$212		$240	$227	$222		$264	$164
Ratios to Average Net Assets:
Expenses	0.90	%†(5)	0.99%	0.97%	0.97%		1.12%	1.20%
Net investment income	6.53	†	6.76	7.78	9.05	(3)	9.38	11.30
Portfolio Turnover Rate	63%		127%	158%	69%		81%	129%

Municipal Bond Investments
	2005(1)(2)		2004(2)	2003	2002		2001(2)	2000
Net Asset Value, Beginning of Period	$9.23		$8.95	$9.07	$8.91		$8.40	$8.22

Income (Loss) From Operations:
Net investment income	0.16		0.33	0.35	0.37		0.37	0.37
Net realized and unrealized gain (loss)	(0.01)		0.30	(0.12)	0.14		0.49	0.17

Total Income From Operations	0.15		0.63	0.23	0.51		0.86	0.54

Less Distributions From:
Net investment income	(0.17)		(0.35)	(0.35)	(0.35)		(0.35)	(0.35)
Net realized gains	—		—	—	—		—	(0.01)

Total Distributions	(0.17)		(0.35)	(0.35)	(0.35)		(0.35)	(0.36)

Net Asset Value, End of Period	$9.21		$9.23	$8.95	$9.07		$8.91	$8.40

Total Return(4)	1.67	%‡	7.12%	2.51%	5.88%		10.44%	6.79%
Net Assets, End of Period (000s)	$35,483		$33,895	$28,386	$30,604		$31,404	$48,789
Ratios to Average Net Assets:
Expenses	0.81	%†(5)	0.89%	0.88%	0.91%		0.85%	0.79%
Net investment income	3.63	†	3.63	3.79	4.17		4.32	4.50
Portfolio Turnover Rate	0%		19%	15%	21%		23%	37%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, those amounts would have been $0.45, $(0.83) and 9.22% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser voluntarily waived a portion of its fees for the six months ended February 28, 2005. If such fees were not voluntarily waived, the annualized expense ratios would have been 0.98% and 0.85% for High Yield Investments and Municipal Bond Investments, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year or period ended August 31, unless otherwise noted:

International Fixed Income Investments
	2005(1)		2004(2)	2003(2)	2002(2)	2001(2)	2000(2)
Net Asset Value, Beginning of Period	$8.16		$7.93	$7.47	$7.19	$7.24	$8.10

Income (Loss) From Operations:
Net investment income	0.16		0.21	0.25	0.29 (3)	0.31	0.36
Net realized and unrealized gain (loss)	0.67		0.88	0.51	0.29 (3)	(0.05)	(0.84)

Total Income (Loss) From Operations	0.83		1.09	0.76	0.58	0.26	(0.48)

Less Distributions From:
Net investment income	(0.39)		(0.86)	(0.30)	(0.12)	(0.00)*	(0.06)
Return of capital	—		—	—	(0.18)	(0.31)	(0.32)

Total Distributions	(0.39)		(0.86)	(0.30)	(0.30)	(0.31)	(0.38)

Net Asset Value, End of Period	$8.60		$8.16	$7.93	$7.47	$7.19	$7.24

Total Return(4)	10.23	%‡	14.00%	10.28%	8.39%	3.80%	(6.13)%
Net Assets, End of Period (millions)	$202		$116	$112	$126	$160	$236
Ratios to Average Net Assets:
Expenses	0.85	%†(5)	1.05%	1.04%	1.02%	0.94%	0.98%
Net investment income	2.24	†	2.60	3.21	4.04 (3)	4.26	4.70
Portfolio Turnover Rate	140%		243%	288%	271%	293%	225%

(1)	For the six months ended February 28, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Effective September 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended August 31, 2002, net investment income, net realized and unrealized gain per share and the ratio of net investment income to average net assets would have been $0.31, $0.27 and 4.42%, respectively. Per share information, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(5)	The investment adviser voluntarily waived a portion of its fees for the six months ended February 28, 2005. If such fees were not voluntarily waived, the annualized expense ratio would have been 0.98%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments (formerly known as Intermediate Fixed Income Investments), High Yield Investments, Municipal Bond Investments and International Fixed Income Investments (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust offers one other Fund, Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for this fund are presented in a separate shareholder report.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the last sale price on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on the day, at the last sale price. Securities traded in over-the counter markets, securities for which no sales price was reported and fixed-income securities are valued at the mean between the closing bid and asked prices. Municipal securities prices are provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The use of amortized cost is subject to the respective Fund’s compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates values.

(b) Repurchase Agreements. When entering into repurchase agreements, it is each Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by each Fund may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Financial Statements

(unaudited) (continued)

(d) Option Contracts. Certain Funds may enter into option contracts. When the Funds write or purchase a call or a put option, an amount equal to the premium received or paid by the Funds is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Funds realize a gain or loss equal to the amount of the premium received or paid. When the Funds enter into a closing transaction by purchasing or selling an offsetting option, they realize a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Funds purchased upon exercise of the option. The Funds enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(f) Swap Contracts. Certain Funds may enter into index swaps. Index swaps involve the exchange by the Funds with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. The Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(g) Lending of Portfolio Securities. Certain Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(h) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage Dollar Roll Transactions. Certain Funds may enter into mortgage dollar roll transactions. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the

Notes to Financial Statements

(unaudited) (continued)

counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

(j) Credit and Market Risk. Funds that invest in high-yield instruments are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Fund Investment Risks. Funds that invest in foreign securities may be subject to risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Funds that enter into mortgage dollar rolls are subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence.

(m) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments and International Fixed Income Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Government Money Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which is exempt from federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Notes to Financial Statements

(unaudited) (continued)

2. Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

The Trust has entered into an investment management agreement (“Management Agreement”) with Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The Consulting Group (“Manager”), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Funds. SBFM has entered into an investment advisory agreement with each adviser selected for the Funds (collectively, “Sub-Advisers”).

Under the Management Agreement, each Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Fund’s average daily net assets. In addition, SBFM pays each Sub-Adviser based on the rates applied to each respective Fund’s average daily net assets on a monthly basis.

Indicated below for each Fund is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Fund while the actual management fee is what the Fund incurred during the reporting period. The actual management fee could fluctuate from year to year if Sub-Advisers are added or terminated in a particular Fund.

Fund	Sub-Adviser	Sub- Adviser Fee	Actual Management Fee Incurred	Maximum Allowable Annual Management Fee
Large Capitalization Value Equity Investments			0.59%	0.60%
	Cambiar Investors LLC.:
	on the first $250 million	0.30%
	on the amount over $250 million	0.25
	Chartwell Investment Partners:
	on the first $250 million	0.30
	on the amount over $250 million	0.25
	Alliance Capital Management L.P.:
	on the first $200 million	0.35
	on the amount over $200 million	0.30
Large Capitalization Growth Investments			0.60	0.60
	Turner Investment Partners, Inc. – Large Cap:
	on the first $300 million	0.35
	on the amount over $300 million	0.30
	Turner Investment Partners, Inc. – Mid Cap	0.50
	TCW Investment Management Co.:
	on the first $500 million	0.40
	on the amount over $500 million	0.35
	Westfield Capital Management Co., LLC:
	on the first $300 million	0.35
	on the amount over $300 million	0.30
	Sands Capital Management, Inc.:
	on the first $300 million	0.35
	on the amount over $300 million	0.30

Notes to Financial Statements

(unaudited) (continued)

Fund	Sub-Adviser	Sub- Adviser Fee	Actual Management Fee Incurred	Maximum Allowable Annual Management Fee
Small Capitalization Value Equity Investments			0.77%	0.80%
	NFJ Investment Group:
	on the first $450 million	0.50%
	on the amount over $450 million	0.45
	Rutabaga Capital Management LLC	0.50
	Delaware Management Business Trust	0.40
Small Capitalization Growth Investments			0.80	0.80
	Wall Street Associates	0.50
	Westfield Capital Management Co., LLC	0.50
International Equity Investments			0.66	0.70
	Philadelphia International Advisors, LP:
	on the first $100 million	0.40
	on the next $100 million	0.35
	on the amount over $200 million	0.30
	Brandywine Asset Management, Inc.:
	on the first $150 million	0.45
	on the amount over $150 million	0.25
	William Blair & Co., LLC:
	on the first $100 million	0.40
	on the amount over $100 million	0.35
Emerging Markets Equity Investments			0.80	0.90
	Newgate LLP	0.50
	SSgA Funds Management, Inc.	0.50
Government Money Investments			0.15	0.15
	Standish Mellon Asset Management LLC:
	on the first $100 million	0.15
	on the amount over $100 million	0.10
Core Fixed Income Investments			0.40	0.65
	BlackRock Financial Management, Inc.:
	on the first $500 million	0.20
	on the amount over $500 million	0.15
	Pacific Investment Management Co.	0.25
	Western Asset Management Co.	0.20
High Yield Investments			0.55	0.70
	Seix Advisors, The Fixed Income Division of Trusco Capital Management	0.30
	Western Asset Management Co.	0.30
Municipal Bond Investments			0.40	0.40
	Smith Affiliated Capital Corp.	0.20
International Fixed Income Investments			0.50	0.50
	Pacific Investment Management Co.	0.25

In addition, the following changes were made:

Large Capitalization Value Equity Investments:

NFJ Investment Group was added as an additional adviser, effective March 11, 2005.

Large Capitalization Growth Investments:

Turner Investment Partners, Inc. — Large Cap and Mid Cap were terminated, effective March 22, 2005.

Notes to Financial Statements

(unaudited) (continued)

Small Capitalization Value Equity Investments:

ING Investment Management Co. was terminated, effective February 8, 2005.

Delaware Management Business Trust was added as an additional adviser, effective February 9, 2005.

International Fixed Income Investments:

Julius Baer Investments Ltd. was terminated, effective October 5, 2004.

Pacific Investment Management Co. was added as an additional adviser, effective October 6, 2004.

During the six months ended February 28, 2005, SBFM voluntarily waived a portion of its investment advisory fees. The totals for each Fund were as follows:

Fund	Fee Waiver
Large Capitalization Value Equity Investments	$287,154
Large Capitalization Growth Investments	277,921
Small Capitalization Value Equity Investments	264,386
Small Capitalization Growth Investments	268,231
International Equity Investments	257,485
Emerging Markets Equity Investments	179,720
Core Fixed Income Investments	203,544
High Yield Investments	103,344
Municipal Bond Investments	6,643
International Fixed Income Investments	94,265

In addition, during the six months ended February 28, 2005, Government Money Investments had a voluntary expense limitation in place of 0.60% of the Fund’s average daily net assets. This expense limitation can be terminated at any time by SBFM. During the six months ended February 28, 2005, SBFM waived its investment advisory fees and administration fees of $66,854 and $89,139, respectively. In addition, SBFM has agreed to reimburse expenses of $305,645 for the Fund.

SBFM also acts as the Trust’s administrator for which each Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended February 28, 2005, the Funds paid transfer agent fees totaling $2,316,067 to CTB. The totals for each Fund were as follows:

Fund	Transfer Agent Fees
Large Capitalization Value Equity Investments	$302,015
Large Capitalization Growth Investments	302,337
Small Capitalization Value Equity Investments	287,149
Small Capitalization Growth Investments	287,819
International Equity Investments	273,971
Emerging Markets Equity Investments	184,739
Government Money Investments	262,550
Core Fixed Income Investments	145,742
High Yield Investments	164,911
Municipal Bond Investments	7,397
International Fixed Income Investments	97,437

Notes to Financial Statements

(unaudited) (continued)

In addition, for the six months ended February 28, 2005, the Funds also paid to other Citigroup affiliates the following for shareholder recordkeeping fees:

Fund
Large Capitalization Value Equity Investments	$13,931
Large Capitalization Growth Investments	14,784
Small Capitalization Value Equity Investments	4,925
Small Capitalization Growth Investments	12,683
International Equity Investments	10,353
Emerging Markets Equity Investments	3,382
Government Money Investments	0
Core Fixed Income Investments	8,002
High Yield Investments	1,135
Municipal Bond Investments	0
International Fixed Income Investments	1,505

For the six months ended February 28, 2005, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of:

Fund	Commissions
Large Capitalization Growth Investments	$68
Small Capitalization Value Equity Investments	12,583
International Equity Investments	37,564
Emerging Markets Equity Investments	940

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

Notes to Financial Statements

(unaudited) (continued)

3. Investments

During the six months ended February 28, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

Fund	Purchases	Sales
Large Capitalization Value Equity Investments	$345,317,688	$423,314,313
Large Capitalization Growth Investments	449,419,774	430,828,014
Small Capitalization Value Equity Investments	182,961,657	268,779,811
Small Capitalization Growth Investments	160,748,218	137,230,999
International Equity Investments	295,049,133	209,252,037
Emerging Markets Equity Investments	75,068,222	88,167,709

Core Fixed Income Investments:
U.S. government securities	785,731,724	747,183,898
Other investments	120,500,233	80,120,543

	906,231,957	827,304,441

High Yield Investments	144,053,306	175,940,401
Municipal Bond Investments	1,113,440	80,000
International Fixed Income Investments	233,916,251	181,849,392

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Fund	Appreciation	Depreciation	Net Unrealized Appreciation
Large Capitalization Value Equity Investments	$240,031,799	$(20,935,076)	$219,096,723
Large Capitalization Growth Investments	262,676,376	(35,073,652)	227,602,724
Small Capitalization Value Equity Investments	104,172,985	(4,873,587)	99,299,398
Small Capitalization Growth Investments	103,707,139	(18,041,027)	85,666,112
International Equity Investments	169,827,350	(3,925,886)	165,901,464
Emerging Markets Equity Investments	87,426,764	(1,299,025)	86,127,739
Core Fixed Income Investments	6,620,980	(4,116,941)	2,504,039
High Yield Investments	11,729,743	(1,177,266)	10,552,477
Municipal Bond Investments	1,703,389	(15,161)	1,688,228
International Fixed Income Investments	10,191,279	(113,708)	10,077,571

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2005, Core Fixed Income Investments, International Fixed Income Investments and Emerging Markets Equity Investments had the following open futures contracts:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90 Day GBP Libor Future	15	12/05	$3,437,710	$3,408,535	$(29,175)
U.S. Treasury Bonds	43	3/05	4,807,430	4,863,031	55,601
U.S. 2 Year Treasury Notes	4	3/05	839,250	832,812	(6,438)
U.S. 10 Year Treasury Notes	113	6/05	12,482,016	12,415,875	(66,141)
U.K. Treasury Bonds	3	3/05	645,773	634,632	(11,141)
Euro Dollar	92	9/05	22,304,963	22,123,700	(181,263)
Euro Dollar	243	12/05	58,447,050	58,304,812	(142,238)
Euro Dollar	79	3/06	18,986,663	18,931,363	(55,300)
Euro Dollar	26	12/06	6,242,275	6,214,325	(27,950)
Euro Dollar	148	9/05	35,692,052	35,590,300	(101,752)

					(565,797)

Contracts to Sell:
U.S. Treasury Bonds	16	3/05	1,843,779	1,809,500	34,279
U.S. 5 Year Treasury Notes	180	3/05	19,600,453	19,462,500	137,953
U.S. 5 Year Treasury Notes	10	3/05	1,094,637	1,081,250	13,387
U.S. 5 Year Treasury Notes	17	6/05	1,842,670	1,828,828	13,842
U.S. 10 Year Treasury Notes	3	6/05	332,094	329,625	2,469
U.S. 10 Year Treasury Notes	155	3/05	17,520,772	17,185,625	335,147

					537,077

					$(28,720)

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Japan Government Bonds 10 Year	5	3/05	$6,678,330	$6,624,315	$(54,015)
Japan Government Bonds 10 Year	3	6/05	3,982,649	3,958,683	(23,966)
U.S. 10 Year Treasury Notes	140	6/05	15,401,750	15,382,500	(19,250)
Euro Dollar	128	9/05	30,809,800	30,780,800	(29,000)

					(126,231)

Contracts to Sell:
Germany Federation Republic Bonds 10 Year	29	3/05	4,604,367	4,555,844	48,523
U.S. 10 Year Treasury Notes	85	3/05	9,469,656	9,424,375	45,281

					93,804

					$(32,427)

Notes to Financial Statements

(unaudited) (continued)

Emerging Markets Equity Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Taiwan MSCI	17	3/05	$430,729	$442,510	$11,781

At February 28, 2005, Emerging Markets Equity Investments had deposited cash of $40,030 with the broker as initial margin collateral.

At February 28, 2005, Core Fixed Income Investments held purchased call options with a total cost of $1,060.

The written call option transactions for Core Fixed Income Investments and International Fixed Income Investments which occurred during the six months ended February 28, 2005, were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2004	259	$175,573
Options written	958	379,505
Options expired	(440)	(182,923)
Options closed	(641)	(314,630)

Options written, outstanding at February 28, 2005	136	$57,525

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2004	—	$0
Options written	146	68,828
Options expired	(75)	(26,672)

Options written, outstanding at February 28, 2005	71	$42,156

Notes to Financial Statements

(unaudited) (continued)

At February 28, 2005, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Core Fixed Income Investments had the following open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Forward Foreign Currency Contracts	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
British Pound	161,537	$310,911	3/1/05	$937
British Pound	329,653	634,484	3/2/05	(98)
Euro	478,646	634,780	3/1/05	(144)
Euro	1,016,818	1,348,505	3/2/05	(305)
Euro	1,201,737	1,593,744	3/3/05	(360)
Japanese Yen	152,403,558	1,460,994	3/1/05	13,941
Japanese Yen	35,839,997	343,575	3/2/05	2,923
Japanese Yen	409,372,442	3,924,387	3/3/05	2,444
Swiss Franc	180,485	155,664	3/2/05	(60)

				19,278

To Sell:
British Pound	116,804	224,814	3/1/05	(678)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$18,600

Emerging Markets Equity Investments

Forward Foreign Currency Contracts	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Indian Rupee	49,663,000	$1,129,951	8/22/05	$22,638
South African Rand	698,461	118,161	8/22/05	6,532
New Taiwan Dollar	37,260,000	1,199,228	3/01/05	(772)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$28,398

Core Fixed Income Investments

Forward Foreign Currency Contracts	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Euro	495,090	$656,588	3/1/05	$2,327
Japanese Yen	161,120,000	1,544,553	3/10/05	(30,423)
Japanese Yen	153,463,000	1,471,150	3/10/05	14,193

				(13,903)

To Sell:
Euro	771,000	1,022,500	3/17/05	(30,929)
Euro	194,000	257,283	3/24/05	(5,374)
Euro	6,953,000	9,221,070	3/24/05	(125,676)
Euro	1,300,000	1,724,060	3/24/05	(3,513)
Euro	495,000	656,469	3/24/05	(2,096)
British Pound	45,000	86,612	3/23/05	(936)

				(168,524)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(182,427)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments

Forward Foreign Currency Contracts	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
To Buy:
Australian Dollar	660,000	$523,199	3/11/05	$19,355
Australian Dollar	335,000	265,475	3/15/05	3,049
British Pound	11,005	21,153	3/23/05	153
Canadian Dollar	5,394,000	4,379,333	3/23/05	5,630
Danish Krone	2,000,000	356,342	3/9/05	5,612
Danish Krone	10,153,000	1,808,970	3/9/05	(27,398)
Euro	196,000	260,011	3/17/05	1,175
Euro	534,000	708,398	3/17/05	21,188
Euro	678,000	899,427	3/17/05	15,621
Euro	849,000	1,126,273	3/17/05	31,311
Euro	1,145,000	1,518,944	3/17/05	5,891
Euro	28,816,000	38,226,969	3/17/05	1,167,143
Indian Rupee	6,500,000	148,540	5/9/05	(748)
Japanese Yen	115,265,000	1,105,845	3/10/05	(6,666)
Japanese Yen	185,749,560	1,782,069	3/10/05	(17,931)
Japanese Yen	224,693,773	2,155,697	3/10/05	11,697
Japanese Yen	258,821,150	2,483,113	3/10/05	8,113
Japanese Yen	1,228,174,800	11,783,026	3/10/05	(216,974)
Japanese Yen	3,774,987,000	36,216,969	3/10/05	(684,174)
New Taiwan Dollar	6,887,000	222,509	5/17/05	3,003
New Zealand Dollar	145,000	105,489	3/11/05	4,598
Norwegian Krone	2,421,000	390,303	3/9/05	5,620
Singapore Dollar	925,000	569,726	3/17/05	4,895
South Korean Won	188,952,000	188,414	5/11/05	6,248
Swedish Krona	257,000	37,622	3/9/05	(265)
Swedish Krona	1,585,000	232,026	3/9/05	4,631
Swedish Krona	2,218,000	324,690	3/9/05	5,277
Swedish Krona	10,663,000	1,560,941	3/9/05	(11,007)
Swiss Franc	231,000	199,336	3/9/05	9,017
Swiss Franc	354,000	305,476	3/9/05	6,181
Swiss Franc	1,748,000	1,508,397	3/9/05	(30,986)

				349,259

To Sell:
British Pound	241,000	463,206	3/23/05	(9,016)
Euro	2,483,000	3,294,316	3/24/05	(8,070)
Euro	62,881,000	83,427,254	3/24/05	(1,776,276)
Polish Zloty	3,224,000	1,089,887	5/23/05	(46,791)

				(1,840,153)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(1,490,894)

In addition, during the six months ended February 28, 2005, International Equity Investments and International Fixed Income Investments incurred $1,050 and $766 respectively, of interest expense related to overdrafts in foreign currency accounts.

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Investments and Core Fixed Income Investments entered into an interest rate swap agreement with JPMorgan Chase Bank, Barclays Bank PLC, Lehman Brothers, Inc. and Goldman Sachs Capital Markets, L.P. Core Fixed Income Investments entered into an interest rate swap agreement with Goldman Sachs Capital Markets, L.P. The Fund will record the difference between a predetermined fixed interest rate and various LIBOR rates. These differences are netted out in a cash settlement on the expiration date, with the Fund receiving or paying, as the case may be, only the net amount of the two differences. The Funds are exposed to credit loss in the event of the nonperformance by the swap counterparty. As of February 28, 2005, the Funds entered into the following swap agreements:

International Fixed Income Investments
Swap Counterparty	Lehman Brothers, Inc.
Effective Date	June 15, 2005
Notational Amount	$7,100,000
Payments Made by the Fund	Fixed Factor 5.00%
Payments Received by the Fund	Floating Factor (3 month LIBOR-5.00%)
Termination Date	June 15, 2015
Unrealized Appreciation as of February 28, 2005	$105,900
Swap Counterparty	JP Morgan Chase Bank
Effective Date	June 17, 2005
Notational Amount	$9,600,000
Payments Made by the Fund	Fixed Factor 4.50%
Payments Received by the Fund	Floating Factor (6 month LIBOR-4.50%)
Termination Date	June 17, 2015
Unrealized Depreciation as of February 28, 2005	$(171,620)
Swap Counterparty	JP Morgan Chase Bank
Effective Date	June 15, 2005
Notational Amount	$200,000
Payments Made by the Fund	Fixed Factor 5.50%
Payments Received by the Fund	Floating Factor (3 month CBK-5.50%)
Termination Date	June 17, 2015
Unrealized Depreciation as of February 28, 2005	$(3,260)
Swap Counterparty	Goldman Sachs Capital Markets, L.P.
Effective Date	June 15, 2005
Notational Amount	$13,400,000
Payments Made by the Fund	Fixed Factor 5.00%
Payments Received by the Fund	Floating Factor (3 Month LIBOR-5.00%)
Termination Date	June 15, 2015
Unrealized Depreciation as of February 28, 2005	$0
Swap Counterparty	Barclays Bank PLC
Effective Date	June 15, 2005
Notational Amount	$13,300,000
Payments Made by the Fund	Fixed Factor 5.00%
Payments Received by the Fund	Floating Factor (3 Month LIBOR-5.00%)
Termination Date	June 15, 2015
Unrealized Appreciation as of February 28, 2005	$213,405

At February 28, 2005, the International Fixed Income Investments had total unrealized appreciation of $144,425.

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Investments
Swap Counterparty	Goldman Sachs Capital Markets, L.P.
Effective Date	June 15, 2005
Notational Amount	$3,000,000
Payments Made by the Fund	Fixed Factor 4.00%
Payments Received by the Fund	Floating Factor (3 Month LIBOR-4.00%)
Termination Date	June 15, 2007
Unrealized Appreciation as of February 28, 2005	$7,982

At February 28, 2005, the Core Fixed Income Investments had total unrealized appreciation of $7,982.

At February 28, 2005, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$84,459,770
Small Capitalization Growth Investments	96,490,598
International Equity Investments	204,065,463
Core Fixed Income Investments	33,701,798
High Yield Investments	21,228,127

At February 28, 2005, the Funds listed below received cash collateral which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act. The amount of the cash collateral was as follows:

Fund	Value
Small Capitalization Value Equity Investments	$87,029,421
Small Capitalization Growth Investments	100,109,052
International Equity Investments	210,396,465
Core Fixed Income Investments	30,512,305
High Yield Investments	21,676,778

In addition, Core Fixed Income Investments received securities as collateral having a market value of $4,049,850, which is maintained in a segregated account by the custodian.

During the six months ended February 28, 2005, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $90,699,070. For the six months ended February 28, 2005, Core Fixed Income Investments recorded interest income of $262,580 related to such transactions.

At February 28, 2005, Core Fixed Income Investments held securities under outstanding mortgage dollar rolls with a total cost of $12,050,977.

Notes to Financial Statements

(unaudited) (continued)

4. Transfer of Net Assets

On June 4, 2004, Core Fixed Income Investments acquired the assets and certain liabilities of Long-Term Bond Investments, Mortgage Backed Investments and Multi-Sector Fixed Income Investments pursuant to a plan of reorganization. The total net assets of Core Fixed Income Investments on the date of the transfer was $354,713,984. Total shares issued by Core Fixed Income Investments and the total net assets of Long-Term Bond Investments, Mortgage Backed Investments and Multi-Sector Fixed Income Investments on the date of the transfer were as follows:

Acquired Fund	Shares Issued by Core Fixed Income Investments	Total Net Assets of the Acquired Funds
Long-Term Bond Investments	1,902,502	$15,333,480
Mortgage Backed Investments	8,738,304	70,385,745
Multi-Sector Fixed Income Investments	3,367,867	27,160,561

Total	14,008,673	$112,879,786

The total net assets of Long-Term Bond Investments, Mortgage Backed Investments and Multi-Sector Fixed Income Investments before the acquisition included:

Acquired Fund	Undistributed (Overdistributed) Income	Accumulated Net Realized Losses	Unrealized Depreciation
Long-Term Bond Investments	$4,503	$(97,636)	$(553,501)
Mortgage Backed Investments	(195,893)	(3,563,965)	(1,523,152)
Multi-Sector Fixed Income Investments	(10,534)	(1,881,533)	(608,392)

Total	$(201,924)	$(5,543,134)	$(2,685,045)

Total net assets of Core Fixed Income Investments immediately after the transfer was $467,593,770. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Notes to Financial Statements

(unaudited) (continued)

5. Shares of Beneficial Interest

At February 28, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares for each Fund were as follows:

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
Large Capitalization Value Equity Investments
Shares sold	11,382,849	32,330,509
Shares issued on reinvestment	1,349,997	1,790,468
Shares reacquired	(21,658,191)	(27,608,264)

Net Increase (Decrease)	(8,925,345)	6,512,713

Large Capitalization Growth Investments
Shares sold	12,707,101	25,950,577
Shares reacquired	(10,672,442)	(24,638,754)

Net Increase	2,034,659	1,311,823

Small Capitalization Value Equity Investments
Shares sold	1,958,275	4,528,362
Shares issued on reinvestment	2,992,408	226,307
Shares reacquired	(8,099,917)	(10,752,205)

Net Decrease	(3,149,234)	(5,997,536)

Small Capitalization Growth Investments
Shares sold	6,218,369	6,528,376
Shares reacquired	(4,139,322)	(21,950,636)

Net Increase (Decrease)	2,079,047	(15,422,260)

International Equity Investments
Shares sold	16,788,168	13,287,948
Shares issued on reinvestment	635,294	958,980
Shares reacquired	(6,023,984)	(17,028,026)

Net Increase (Decrease)	11,399,478	(2,781,098)

Emerging Markets Equity Investments
Shares sold	2,825,985	8,074,971
Shares issued on reinvestment	258,966	111,706
Shares reacquired	(4,071,069)	(13,668,849)

Net Decrease	(986,118)	(5,482,172)

Government Money Investments
Shares sold	41,051,021	88,254,534
Shares issued on reinvestment	800,931	472,008
Shares reacquired	(42,838,065)	(105,312,733)

Net Decrease	(986,113)	(16,586,191)

Core Fixed Income Investments
Shares sold	7,354,152	17,383,247
Net asset value of shares issued in connection with the transfer of the net assets of Long-Term Bond Investments, Mortgage Backed Investments and Multi-Sector Fixed Income Investments (Note 4)	—	14,008,673
Shares issued on reinvestment	1,105,247	1,384,301
Shares reacquired	(6,691,547)	(13,858,301)

Net Increase	1,767,852	18,917,920

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended February 28, 2005	Year Ended August 31, 2004
High Yield Investments
Shares sold	5,607,003	13,283,796
Shares issued on reinvestment	1,778,234	3,262,152
Shares reacquired	(14,172,057)	(16,010,234)

Net Increase (Decrease)	(6,786,820)	535,714

Municipal Bond Investments
Shares sold	536,682	1,433,520
Shares issued on reinvestment	63,939	112,062
Shares reacquired	(418,429)	(1,047,071)

Net Increase	182,192	498,511

International Fixed Income Investments
Shares sold	9,943,407	3,742,621
Shares issued on reinvestment	730,274	1,323,587
Shares reacquired	(1,460,420)	(4,925,091)

Net Increase	9,213,261	141,117

6. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Notes to Financial Statements

(unaudited) (continued)

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

WWW.SMITHBARNEY.COM

©2005 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney and Consulting Group are divisions of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

TK 2120A, 2/05        Consulting Group Capital Markets Funds • 222 Delaware Avenue • Wilmington, Delaware        •        19801

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: May 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: May 6, 2005

By:	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer of
Consulting Group Capital Markets Funds

Date: May 6, 2005